UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-3091

Name of Fund: BlackRock Series Funds, Inc.
              BlackRock Short Term Bond Portfolio
              BlackRock Global SmallCap Portfolio
              BlackRock Equity Dividend Portfolio
              BlackRock Mid Cap Value Opportunities Portfolio
              BlackRock Small Cap Index Portfolio
              BlackRock International Index Portfolio

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, FAM Series Funds, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/2007

Date of reporting period: 01/01/07 - 03/31/07

Item 1 - Schedule of Investments

BlackRock Series Fund, Inc. - BlackRock Short Term Bond Portfolio
Schedule of Investments as of March 31, 2007

                                              Face
                                            Amount   U.S. Government & Agency Obligations                        Value
-------------------------------------------------------------------------------------------------------------------------
                                         $ 675,000   Fannie Mae, 5.25% due 10/30/2007                         $   675,012
                                           350,000   Fannie Mae, 6% due 5/15/2011                                 364,944
                                           225,000   Freddie Mac, 4.125% due 7/12/2010                            220,392
                                           135,000   U.S. Treasury Notes, 4.625% due 9/30/2008                    134,778
                                           360,000   U.S. Treasury Notes, 4.875% due 1/31/2009                    361,420
                                           150,000   U.S. Treasury Notes, 4.625% due 8/31/2011 (e)                150,551
-------------------------------------------------------------------------------------------------------------------------
                                                     Total U.S. Government & Agency Obligations
                                                     (Cost - $1,903,713) - 60.7%                                1,907,097
-------------------------------------------------------------------------------------------------------------------------

                                                     Non-Government Agency Mortgage-Backed Securities+
-------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage                    102,216   Residential Accredit Loans, Inc. Series 2005-QS12
Obligations - 3.2%                                   Class A8, 5.65% due 8/25/2035 (a)                            102,216
-------------------------------------------------------------------------------------------------------------------------
                                                     Total Non-Government Agency Mortgage-
                                                     Backed Securities (Cost - $102,216) - 3.2%                   102,125
-------------------------------------------------------------------------------------------------------------------------

Industry                                                              Corporate Bonds
-------------------------------------------------------------------------------------------------------------------------
Airlines - 1.5%                             44,002   Systems 2001 Asset Trust Pass-Through Trusts,
                                                     6.664% due 9/15/2013 (d)                                      46,379
-------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 3.0%                     50,000   HBOS Treasury Services Plc, 3.50% due 11/30/2007 (d)          49,443
                                            45,000   Popular North America, Inc., 5.20% due 12/12/2007             44,935
                                                                                                              -----------
                                                                                                                   94,378
-------------------------------------------------------------------------------------------------------------------------
Household Durables - 1.4%                   45,000   D.R. Horton, Inc., 7.50% due 12/01/2007                       45,570
-------------------------------------------------------------------------------------------------------------------------
Insurance - 1.3%                            10,000   Monumental Global Funding II, 3.85% due 3/03/2008 (d)          9,866
                                            30,000   Protective Life Secured Trust, 5.44% due 1/14/2008 (a)        30,023
                                                                                                              -----------
                                                                                                                   39,889
-------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 2.4%                      75,000   Dominion Resources, Inc., 5.688% due 5/15/2008                75,175
-------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 2.3%          70,000   Pemex Project Funding Master Trust,
                                                     6.655% due 6/15/2010 (a)(d)                                   71,785
-------------------------------------------------------------------------------------------------------------------------
Road & Rail - 7.3%                         230,000   CSX Corp., 7.45% due 5/01/2007                               230,287
-------------------------------------------------------------------------------------------------------------------------
                                                     Total Corporate Bonds (Cost - $603,758) - 19.2%              603,463
-------------------------------------------------------------------------------------------------------------------------

                                        Beneficial
                                          Interest   Short-Term Securities
-------------------------------------------------------------------------------------------------------------------------
                                         $ 519,699   BlackRock Liquidity Series,
                                                     LLC Cash Sweep Series, 5.26%  (b)(c)                         519,699
-------------------------------------------------------------------------------------------------------------------------
                                                     Total Short-Term Securities
                                                     (Cost - $519,699) - 16.5%                                    519,699
-------------------------------------------------------------------------------------------------------------------------
                                                     Total Investments (Cost - $3,129,386*) - 99.6%             3,132,384

                                                     Other Assets Less Liabilities - 0.4%                          11,822
                                                                                                              -----------
                                                     Net Assets - 100.0%                                      $ 3,144,206
                                                                                                              ===========

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                $ 3,129,386
                                                                    ===========
      Gross unrealized appreciation                                 $     4,192
      Gross unrealized depreciation                                      (1,194)
                                                                    -----------
      Net unrealized appreciation                                   $     2,998
                                                                    ===========

+ Mortgage-Backed Securities are subject to principal paydowns as a result of the prepayments or refinancings of the underlying instruments. As a result, the average life may be substantially less than the original maturity.

BlackRock Series Fund, Inc. - BlackRock Short Term Bond Portfolio
Schedule of Investments as of March 31, 2007

(a)   Floating rate security.
(b) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                         Net            Interest
      Affiliate                                       Activity           Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series,
      LLC Cash Sweep Series                          $ 173,232         $   5,428
      --------------------------------------------------------------------------

(c)   Represents the current yield as of March 31, 2007.
(d) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(e) All or a portion of security held as collateral in connection with open financial futures contracts.
o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o Financial futures contracts purchased as of March 31, 2007 were as follows:

      ----------------------------------------------------------------------------------------------------
      Number of                                             Expiration             Face        Unrealized
      Contracts            Issue                               Date                Value      Appreciation
      ----------------------------------------------------------------------------------------------------
          3       2-Year U.S. Treasury Note                  June 2007           $ 614,373        $ 299
      ----------------------------------------------------------------------------------------------------

o     Financial futures contracts sold as of March 31, 2007 were as follows:

      ----------------------------------------------------------------------------------------------------
      Number of                                             Expiration             Face        Unrealized
      Contracts            Issue                               Date                Value      Depreciation
      ----------------------------------------------------------------------------------------------------
          2       5-Year U.S. Treasury Note                  June 2007           $ 211,175        $ (419)
      ----------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global SmallCap Portfolio
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                              Shares
                    Industry                                    Held   Common Stocks                                     Value
--------------------------------------------------------------------------------------------------------------------------------
Africa
--------------------------------------------------------------------------------------------------------------------------------
South               Food & Staples Retailing - 0.6%            3,620   Massmart Holdings Ltd.                         $   42,091
Africa - 0.6%       ------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Africa - 0.6%               42,091
--------------------------------------------------------------------------------------------------------------------------------
Europe
--------------------------------------------------------------------------------------------------------------------------------
Belgium - 0.5%      Leisure Equipment & Products - 0.5%        1,600   AGFA-Gevaert NV                                    36,100
                    ------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Belgium                     36,100
--------------------------------------------------------------------------------------------------------------------------------
Denmark - 1.6%      Electrical Equipment - 0.9%                1,140   Vestas Wind Systems A/S (a)                        63,870
                    ------------------------------------------------------------------------------------------------------------
                    Insurance - 0.7%                             605   TrygVesta A/S                                      50,057
                    ------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Denmark                    113,927
--------------------------------------------------------------------------------------------------------------------------------
Finland - 2.5%      Construction & Engineering - 1.0%          2,080   YIT Oyj                                            71,687
                    ------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.5%                      810   Stockmann AB 'B'                                   35,415
                    ------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 1.0%             9,370   M-real Oyj 'B'                                     72,848
                    ------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Finland                    179,950
--------------------------------------------------------------------------------------------------------------------------------
France - 2.2%       Insurance - 0.8%                           2,090   Scor Regroupe                                      56,453
                    ------------------------------------------------------------------------------------------------------------
                    Leisure Equipment & Products - 0.7%          910   Trigano SA                                         51,445
                    ------------------------------------------------------------------------------------------------------------
                    Life Sciences Tools & Services - 0.7%        560   Eurofins Scientific SA (a)                         50,248
                    ------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in France                     158,146
--------------------------------------------------------------------------------------------------------------------------------
Germany - 2.0%      Biotechnology - 1.1%                       1,600   GPC Biotech AG (a)                                 44,051
                                                               2,990   Paion AG (a)                                       33,471
                                                                                                                      ----------
                                                                                                                          77,522
                    ------------------------------------------------------------------------------------------------------------
                    Machinery - 0.8%                           1,220   Heidelberger Druckmaschn AG                        55,900
                    ------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.1%         1,100   Petrotec AG (a)                                     8,670
                    ------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Germany                    142,092
--------------------------------------------------------------------------------------------------------------------------------
Ireland - 2.0%      Airlines - 1.4%                            2,300   Ryanair Holdings Plc (a)(b)                       103,017
                    ------------------------------------------------------------------------------------------------------------
                    Food Products - 0.6%                       7,150   Greencore Group Plc                                43,482
                    ------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Ireland                    146,499
--------------------------------------------------------------------------------------------------------------------------------
Italy - 3.0%        Building Products - 1.0%                   2,920   Permasteelisa SpA                                  74,109
                    ------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.6%          4,600   Astaldi SpA                                        45,601
                    ------------------------------------------------------------------------------------------------------------
                    Insurance - 0.5%                           4,320   Milano Assicurazioni SpA                           37,326
                    ------------------------------------------------------------------------------------------------------------
                    Real Estate Management &                   1,000   Risanamento SpA                                    10,473
                    Development - 0.1%
                    ------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury Goods - 0.8%    1,380   Valentino Fashion Group SpA                        55,746
                    ------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Italy                      223,255
--------------------------------------------------------------------------------------------------------------------------------
Netherlands - 2.9%  Commercial Services & Supplies - 0.9%      2,800   Tele Atlas NV (a)                                  63,399
                    ------------------------------------------------------------------------------------------------------------
                    Food Products - 0.8%                       3,600   Koninklijke Wessanen NV CVA                        54,294
                    ------------------------------------------------------------------------------------------------------------
                    Life Sciences Tools & Services - 0.7%      3,100   Qiagen NV (a)                                      53,258
                    ------------------------------------------------------------------------------------------------------------
                    Media - 0.5%                               1,190   Endemol NV                                         37,182
                    ------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in the Netherlands            208,133
--------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global SmallCap Portfolio
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                              Shares
                    Industry                                    Held   Common Stocks                                     Value
--------------------------------------------------------------------------------------------------------------------------------
Norway - 1.6%       Energy Equipment & Services - 1.6%         2,160   Acergy SA                                      $   46,108
                                                               4,600   ProSafe ASA                                        70,382
                    ------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Norway                     116,490
--------------------------------------------------------------------------------------------------------------------------------
Sweden - 0.8%       Capital Markets - 0.4%                     1,400   D Carnegie AB                                      29,122
                    ------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.4%         1,700   Tanganyika Oil Co., Ltd. (a)                       29,702
                    ------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Sweden                      58,824
--------------------------------------------------------------------------------------------------------------------------------
Switzerland - 2.4%  Insurance - 1.0%                             275   Swiss Life Holding                                 69,024
                    ------------------------------------------------------------------------------------------------------------
                    Life Sciences Tools & Services - 0.8%        800   Tecan AG (Registered)                              56,882
                    ------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.6%                      450   Dufry Group (a)                                    42,180
                    ------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Switzerland                168,086
--------------------------------------------------------------------------------------------------------------------------------
Turkey - 0.8%       Beverages - 0.8%                           1,830   Anadolu Efes Biracilik Ve Malt Sanayii AS          60,145
                    ------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Turkey                      60,145
--------------------------------------------------------------------------------------------------------------------------------
United              Aerospace & Defense - 0.7%                13,220   QinetiQ Plc                                        48,713
Kingdom - 7.4%      ------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.8%      3,100   Intertek Group Plc                                 55,299
                    ------------------------------------------------------------------------------------------------------------
                    Food Products - 0.5%                      15,700   Northern Foods Plc                                 38,233
                    ------------------------------------------------------------------------------------------------------------
                    Health Care Equipment & Supplies - 1.9%    6,900   Gyrus Group Plc (a)                                61,543
                                                               9,500   SSL International Plc                              74,825
                                                                                                                      ----------
                                                                                                                         136,368
                    ------------------------------------------------------------------------------------------------------------
                    Insurance - 1.0%                          12,652   Amlin Plc                                          70,584
                    ------------------------------------------------------------------------------------------------------------
                    Real Estate Investment Trusts              3,250   Great Portland Estates Plc                         49,629
                    (REITs) - 0.7%
                    ------------------------------------------------------------------------------------------------------------
                    Real Estate Management &                     707   Derwent Valley Holdings Plc                        30,204
                    Development - 0.4%
                    ------------------------------------------------------------------------------------------------------------
                    Software - 0.3%                            2,050   Surfcontrol Plc (a)                                19,162
                    ------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 1.1%                   30,290   Game Group Plc                                     83,746
                    ------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in the United Kingdom         531,938
--------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Europe - 29.7%           2,143,585
--------------------------------------------------------------------------------------------------------------------------------
Latin America
--------------------------------------------------------------------------------------------------------------------------------
Brazil - 0.9%       Water Utilities - 0.9%                     4,820   Companhia de Saneamento de Minas Gerais            61,762
                    ------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Brazil                      61,762
--------------------------------------------------------------------------------------------------------------------------------
Mexico - 1.3%       Beverages - 0.6%                          11,510   Embotelladoras Arca SA de CV                       42,252
                    ------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.7%         13,910   Empresas ICA Sociedad Controladora, SA de
                                                                       CV (a)                                             53,708
                    ------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Mexico                      95,960
--------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Latin America - 2.2%       157,722
--------------------------------------------------------------------------------------------------------------------------------
Middle East
--------------------------------------------------------------------------------------------------------------------------------
Israel - 0.8%       Food Products - 0.8%                       7,360   Frutarom                                           60,448
--------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in the Middle East - 0.8%      60,448
--------------------------------------------------------------------------------------------------------------------------------
North America
--------------------------------------------------------------------------------------------------------------------------------
Bermuda - 0.8%      Capital Markets - 0.6%                       875   Lazard Ltd. Class A                                43,907
                    ------------------------------------------------------------------------------------------------------------
                    Food Products - 0.2%                      15,000   Celestial Nutrifoods Ltd. (a)                      15,523
                    ------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Bermuda                     59,430
--------------------------------------------------------------------------------------------------------------------------------
Canada - 4.5%       Biotechnology - 0.7%                      13,680   Diagnocure, Inc. (a)                               47,990
                    ------------------------------------------------------------------------------------------------------------
                    Energy Equipment & Services - 0.7%         2,300   North American Energy Partners, Inc. (a)           48,507
                    ------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global SmallCap Portfolio
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                              Shares
                    Industry                                    Held   Common Stocks                                     Value
--------------------------------------------------------------------------------------------------------------------------------
                    Media - 0.5%                               1,800   Cinram International Income Fund               $   37,809
                    ------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 1.6%                     1,220   Agnico-Eagle Mines Ltd.                            43,212
                                                               1,900   Aur Resources Inc.                                 39,991
                                                               5,530   Eldorado Gold Corp. (a)                            32,332
                                                                                                                      ----------
                                                                                                                         115,535
                    ------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.3%                     3,890   Labopharm, Inc. (a)                                22,204
                    ------------------------------------------------------------------------------------------------------------
                    Software - 0.7%                            1,230   Cognos, Inc. (a)                                   48,450
                    ------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Canada                     320,495
--------------------------------------------------------------------------------------------------------------------------------
United              Auto Components - 0.5%                     1,520   LKQ Corp. (a)                                      33,227
States - 38.7%      ------------------------------------------------------------------------------------------------------------
                    Beverages - 0.7%                           1,400   Hansen Natural Corp. (a)                           53,018
                    ------------------------------------------------------------------------------------------------------------
                    Biotechnology - 3.4%                       1,320   Alexion Pharmaceuticals, Inc. (a)                  57,077
                                                               4,730   BioMarin Pharmaceuticals, Inc. (a)                 81,640
                                                               1,250   Digene Corp. (a)                                   53,012
                                                               1,900   Pharmion Corp. (a)                                 49,951
                                                                                                                      ----------
                                                                                                                         241,680
                    ------------------------------------------------------------------------------------------------------------
                    Capital Markets - 1.1%                     2,300   Knight Capital Group, Inc. Class A (a)             36,432
                                                                 970   Stifel Financial Corp. (a)                         42,971
                                                                                                                      ----------
                                                                                                                          79,403
                    ------------------------------------------------------------------------------------------------------------
                    Chemicals - 1.0%                           1,500   Celanese Corp. Series A                            46,260
                                                                 500   Cytec Industries, Inc.                             28,120
                                                                                                                      ----------
                                                                                                                          74,380
                    ------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.2%                      470   Irwin Financial Corp.                               8,761
                                                                 223   Sterling Financial Corp.                            6,955
                                                                                                                      ----------
                                                                                                                          15,716
                    ------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 1.6%      2,370   Covanta Holding Corp. (a)                          52,567
                                                               1,900   FTI Consulting, Inc. (a)                           63,821
                                                                                                                      ----------
                                                                                                                         116,388
                    ------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.5%              570   F5 Networks, Inc. (a)                              38,008
                    ------------------------------------------------------------------------------------------------------------
                    Computers & Peripherals - 1.7%             2,330   Emulex Corp. (a)                                   42,616
                                                               1,400   QLogic Corp. (a)                                   23,800
                                                               1,280   Stratasys, Inc. (a)                                54,682
                                                                                                                      ----------
                                                                                                                         121,098
                    ------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.8%          1,900   The Shaw Group, Inc. (a)                           59,413
                    ------------------------------------------------------------------------------------------------------------
                    Containers & Packaging - 0.7%              2,130   Packaging Corp. of America                         51,972
                    ------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 1.7%                  2,710   Cleco Corp.                                        69,999
                                                               1,530   Northeast Utilities Inc.                           50,138
                                                                                                                      ----------
                                                                                                                         120,137
                    ------------------------------------------------------------------------------------------------------------
                    Electronic Equipment & Instruments - 0.3%  1,400   Mercury Computer Systems, Inc. (a)                 19,418
                    ------------------------------------------------------------------------------------------------------------
                    Energy Equipment & Services -2.2%          1,300   Dresser-Rand Group, Inc. (a)                       39,598
                                                               2,600   Hanover Compressor Co. (a)                         57,850
                                                               4,600   Input/Output, Inc. (a)                             63,388
                                                                                                                      ----------
                                                                                                                         160,836
                    ------------------------------------------------------------------------------------------------------------
                    Health Care Equipment & Supplies - 1.0%    1,570   Inverness Medical Innovations, Inc. (a)            68,735
                    ------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global SmallCap Portfolio
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                              Shares
                    Industry                                    Held   Common Stocks                                     Value
--------------------------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure -0.9%        1,370   The Cheesecake Factory, Inc.  (a)              $   36,510
                                                                 450   Panera Bread Co. Class A (a)                       26,577
                                                                                                                      ----------
                                                                                                                          63,087
                    ------------------------------------------------------------------------------------------------------------
                    Independent Power Producers &              8,100   Dynegy, Inc. Class A (a)                           75,006
                    Energy Trader - 1.0%
                    ------------------------------------------------------------------------------------------------------------
                    Internet Software & Services -1.3%           900   Digital River, Inc. (a)                            49,725
                                                               7,800   SupportSoft, Inc. (a)                              43,992
                                                                                                                      ----------
                                                                                                                          93,717
                    ------------------------------------------------------------------------------------------------------------
                    Leisure Equipment                          2,600   Oakley, Inc.                                       52,364
                    & Products - 0.7%
                    ------------------------------------------------------------------------------------------------------------
                    Machinery - 0.5%                             800   Nordson Corp.                                      37,168
                    ------------------------------------------------------------------------------------------------------------
                    Media - 0.9%                               1,030   Marvel Entertainment, Inc. (a)                     28,582
                                                               1,870   Regal Entertainment Group Series A                 37,157
                                                                                                                      ----------
                                                                                                                          65,739
                    ------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 1.2%                     1,300   Cleveland-Cliffs, Inc.                             83,213
                    ------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels -0.7%            200   Penn Virginia Corp.                                14,680
                                                               2,200   Venoco, Inc. (a)                                   39,292
                                                                                                                      ----------
                                                                                                                          53,972
                    ------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.4%             2,800   Domtar Corp. (a)                                   25,490
                    ------------------------------------------------------------------------------------------------------------
                    Real Estate Investment Trusts              2,890   Ashford Hospitality Trust, Inc.                    34,507
                    (REITs) - 1.5%                             2,866   DiamondRock Hospitality Co.                        54,454
                                                                 450   Tanger Factory Outlet Centers, Inc.                18,176
                                                                                                                      ----------
                                                                                                                         107,137
                    ------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor             3,550   Integrated Device Technology, Inc. (a)             54,741
                    Equipment - 3.5%                           1,600   Intersil Corp. Class A                             42,384
                                                               2,850   Microsemi Corp. (a)                                59,308
                                                               5,960   MoSys, Inc. (a)                                    50,064
                                                               2,000   Power Integrations, Inc. (a)                       45,300
                                                                                                                      ----------
                                                                                                                         251,797
                    ------------------------------------------------------------------------------------------------------------
                    Software - 3.3%                            2,020   Activision, Inc. (a)                               38,259
                                                                 550   Aladdin Knowledge Systems Ltd. (a)                  9,498
                                                                 200   Glu Mobile, Inc. (a)                                2,000
                                                                 370   Hyperion Solutions Corp. (a)                       19,177
                                                               3,200   Informatica Corp. (a)                              42,976
                                                                 500   NAVTEQ Corp. (a)                                   17,250
                                                               5,210   Novell, Inc. (a)                                   37,616
                                                               2,430   Sybase, Inc. (a)                                   61,430
                                                               1,600   TIBCO Software, Inc. (a)                           13,632
                                                                                                                      ----------
                                                                                                                         241,838
                    ------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 2.4%                      560   Abercrombie & Fitch Co. Class A                    42,381
                                                                 500   GameStop Corp. Class A (a)                         16,285
                                                               1,000   Guitar Center, Inc. (a)                            45,120
                                                               2,640   Urban Outfitters, Inc. (a)                         69,986
                                                                                                                      ----------
                                                                                                                         173,772
                    ------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global SmallCap Portfolio
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                              Shares
                    Industry                                    Held   Common Stocks                                     Value
--------------------------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury Goods - 0.6%      510   Polo Ralph Lauren Corp.                        $   44,956
                    ------------------------------------------------------------------------------------------------------------
                    Trading Companies & Distributors - 1.8%    2,540   Interline Brands, Inc. (a)                         55,677
                                                               2,840   UAP Holding Corp.                                  73,414
                                                                                                                      ----------
                                                                                                                         129,091
                    ------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                 1,570   SBA Communications Corp. Class A (a)               46,393
                    Services - 0.6%
                    ------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in the United States        2,798,169
--------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in North America - 44.0%    3,178,094
--------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia
--------------------------------------------------------------------------------------------------------------------------------
Australia - 3.5%    Beverages - 0.8%                           7,620   Lion Nathan Ltd.                                   54,502
                    ------------------------------------------------------------------------------------------------------------
                    Health Care Equipment & Supplies - 1.1%    1,530   Cochlear Ltd.                                      80,118
                    ------------------------------------------------------------------------------------------------------------
                    Independent Power Producers &              4,400   Energy Developments Ltd.                           17,337
                    Energy Trader - 0.2%
                    ------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.8%            17,002   PaperlinX Ltd.                                     57,363
                    ------------------------------------------------------------------------------------------------------------
                    Real Estate Investment Trusts             24,485   CFS Retail Property Trust                          43,980
                    (REITs) - 0.6%
                    ------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Australia                  253,300
--------------------------------------------------------------------------------------------------------------------------------
China - 0.9%        Transportation Infrastructure - 0.9%      97,400   Shenzhen Expressway Co. Ltd.                       61,206
                    ------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in China                       61,206
--------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 2.0%    Chemicals - 0.7%                          89,800   Sinofert Holdings Ltd.                             49,649
                    ------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.7%                     209,700   China Gas Holdings Ltd.                            46,967
                    ------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.3%       7,900   FU JI Food and Catering Services Holdings Ltd.     24,822
                    ------------------------------------------------------------------------------------------------------------
                    Media - 0.3%                              21,500   Clear Media Ltd. (a)                               23,361
                    ------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Hong Kong                  144,799
--------------------------------------------------------------------------------------------------------------------------------
India - 1.1%        IT Services - 0.6%                         4,260   Satyam Computer Services Ltd.                      46,099
                    ------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.5%                    3,575   Pantaloon Retail India Ltd.                        32,304
                    ------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in India                       78,403
--------------------------------------------------------------------------------------------------------------------------------
Indonesia - 0.3%    Media - 0.3%                             201,650   Surya Citra Media Tbk PT                           20,994
                    ------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Indonesia                   20,994
--------------------------------------------------------------------------------------------------------------------------------
Japan - 9.4%        Auto Components - 0.5%                     2,600   Koito Manufacturing Co. Ltd.                       35,699
                    ------------------------------------------------------------------------------------------------------------
                    Chemicals - 1.4%                           4,500   Air Water Inc.                                     55,257
                                                               6,000   Sumitomo Bakelite Co., Ltd.                        43,381
                                                                                                                      ----------
                                                                                                                          98,638
                    ------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.6%                    3,900   The Bank of Kyoto Ltd.                             44,779
                    ------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.7%      1,500   Meitec Corp.                                       48,371
                    ------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.5%                  2,100   Alpine Electronics                                 37,780
                    ------------------------------------------------------------------------------------------------------------
                    Insurance - 0.9%                           9,450   Aioi Insurance Co., Ltd.                           65,919
                    ------------------------------------------------------------------------------------------------------------
                    Leisure Equipment & Products - 0.3%        1,200   Namco Bandai Holdings, Inc.                        18,727
                    ------------------------------------------------------------------------------------------------------------
                    Machinery - 1.8%                           2,400   Komori Corp.                                       55,906
                                                               3,000   Nippon Thompson Co., Ltd.                          27,775
                                                               6,750   Takuma Co., Ltd.                                   45,768
                                                                                                                      ----------
                                                                                                                         129,449
                    ------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global SmallCap Portfolio
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                              Shares
                    Industry                                    Held   Common Stocks                                     Value
--------------------------------------------------------------------------------------------------------------------------------
                    Media - 0.5%                                  45   Jupiter Telecommunications Co., Ltd. (a)       $   37,653
                    ------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.2%                      900   Don Quijote Co. Ltd.                               17,643
                    ------------------------------------------------------------------------------------------------------------
                    Real Estate Management &                   5,765   Tokyu Land Corp.                                   65,703
                    Development - 0.9%
                    ------------------------------------------------------------------------------------------------------------
                    Software - 0.2%                            1,200   Capcom Co., Ltd.                                   17,230
                    ------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.9%                      350   Point, Inc.                                        22,246
                                                                 490   Yamada Denki Co., Ltd.                             45,657
                                                                                                                      ----------
                                                                                                                          67,903
                    ------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Japan                      685,494
--------------------------------------------------------------------------------------------------------------------------------
Malaysia - 0.8%     Airlines - 0.8%                          115,340   AirAsia Bhd (a)                                    59,046
                    ------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Malaysia                    59,046
--------------------------------------------------------------------------------------------------------------------------------
Philippines - 0.6%  Commercial Banks - 0.6%                   30,080   Bank of the Philippine Islands                     40,834
                    ------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in the Philippines             40,834
--------------------------------------------------------------------------------------------------------------------------------
Singapore - 0.8%    Health Care Providers                     27,375   Parkway Holdings Ltd.                              59,183
                    & Services - 0.8%
                    ------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Singapore                   59,183
--------------------------------------------------------------------------------------------------------------------------------
South Korea - 2.0%  Chemicals - 0.7%                             600   Honam Petrochemical Corp.                          51,977
                    ------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.5%       1,768   Kangwon Land, Inc.                                 33,169
                    ------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.2%                       440   Dongkuk Steel Mill Co. Ltd.                        12,160
                    ------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.6%                       610   Dong-A Pharmaceutical Co. Ltd.                     47,335
                    ------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in South Korea                144,641
--------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in the Pacific
                                                                       Basin/Asia - 21.4%                              1,547,900
--------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Investments in Common Stocks
                                                                       (Cost - $6,010,991) - 98.7%                     7,129,840
--------------------------------------------------------------------------------------------------------------------------------

                                                          Beneficial
                                                            Interest   Short-Term Securities
--------------------------------------------------------------------------------------------------------------------------------
                                                            $ 89,657   BlackRock Liquidity Series, LLC Cash Sweep
                                                                       Series, 5.26% (c)(d)
                                                                                                                          89,657
--------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Short-Term Securities
                                                                       (Cost - $89,657) - 1.3%                            89,657
--------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Investments
                                                                       (Cost - $6,100,648*) - 100.0%                   7,219,497

                                                                       Other Assets Less Liabilities - 0.0%                2,386
                                                                                                                      ----------
                                                                       Net Assets - 100.0%                            $7,221,883
                                                                                                                      ==========

* The cost and unrealized appreciation (depreciation) of investments, as of March 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                $ 6,162,543
                                                                    ===========
      Gross unrealized appreciation                                 $ 1,137,665
      Gross unrealized depreciation                                     (80,711)
                                                                    -----------
      Net unrealized appreciation                                   $ 1,056,954
                                                                    ===========

(a)   Non-income producing security.
(b)   Depositary receipts.
(c) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ----------------------------------------------------------------------------------------------------
      Affiliate                                                         Net Activity       Interest Income
      ----------------------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series                 $  (456,218)          $  2,984
      ----------------------------------------------------------------------------------------------------

(d)   Represents the current yield as of March 31, 2007.

BlackRock Series Fund, Inc. - BlackRock Global SmallCap Portfolio
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o     Forward foreign exchange contracts as of March 31, 2007 were as follows:

      --------------------------------------------------------------------------
                                                                    Unrealized
                                                                   Appreciation
      Foreign Currency Purchased              Settlement Date     (Depreciation)
      --------------------------------------------------------------------------
      AUD                   1,239               April 2007           $      2
      JPY                 272,136               April 2007                  5
      NOK                  50,929               April 2007                (17)
      SEK                  37,141               April 2007                 16
      SGD                   7,933               April 2007                 (5)
      --------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward Foreign Exchange
      Contracts - Net (USD Commitment - $22,240)                     $      1
                                                                     ========

      --------------------------------------------------------------------------
                                                                    Unrealized
                                                                   Appreciation
      Foreign Currency Sold                  Settlement Date      (Depreciation)
      --------------------------------------------------------------------------
      CAD                   1,314              April 2007            $     (6)
      EUR                   2,309              April 2007                  (8)
      GBP                  10,746              April 2007                 (36)
      JPY               2,018,308              April 2007                 151
      ZAR                   8,138              April 2007                   2
      --------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward Foreign Exchange
      Contracts - Net (USD Commitment - $43,730)                     $    103
                                                                     ========

o     Currency Abbreviations:

      AUD      Australian Dollar                  NOK       Norwegian Krone
      CAD      Canadian Dollar                    SEK       Swedish Krona
      EUR      Euro                               SGD       Singapore Dollar
      GBP      British Pound                      USD       U.S. Dollar
      JPY      Japanese Yen                       ZAR       South African Rand

BlackRock Series Fund, Inc.
BlackRock Equity Dividend Portfolio
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                         Shares
Europe          Industry                                   Held   Common Stocks                                          Value
--------------------------------------------------------------------------------------------------------------------------------
France - 1.6%   Chemicals - 0.0%                             25   Arkema SA (a)(b)                                    $    1,428
                ----------------------------------------------------------------------------------------------------------------
                Oil, Gas & Consumable                     1,300   Total SA (b)                                            90,714
                Fuels - 1.6%
                ----------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in France                           92,142
--------------------------------------------------------------------------------------------------------------------------------
Netherlands -   Food Products - 0.7%                      1,300   Unilever NV (b)                                         37,986
0.7%            ----------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in the Netherlands                  37,986
--------------------------------------------------------------------------------------------------------------------------------
Sweden - 1.6%   Household Durables - 1.6%                 2,300   Electrolux AB                                           58,300
                                                          1,900   Husqvarna AB (a)                                        31,359
                ----------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Sweden                           89,659
--------------------------------------------------------------------------------------------------------------------------------
United          Beverages - 1.2%                          3,200   Diageo Plc                                              64,829
Kingdom - 2.4%  ----------------------------------------------------------------------------------------------------------------
                Oil, Gas & Consumable                       800   BP Plc (b)                                              51,800
                Fuels - 0.9%
                ----------------------------------------------------------------------------------------------------------------
                Wireless Telecommunication                  700   Vodafone Group Plc (b)                                  18,802
                Services - 0.3%
                ----------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in the United Kingdom              135,431
--------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Europe - 6.3%                   355,218
--------------------------------------------------------------------------------------------------------------------------------
North America
--------------------------------------------------------------------------------------------------------------------------------
Canada - 5.9%   Commercial Banks - 1.8%                     900   Bank of Montreal                                        54,351
                                                            900   National Bank of Canada                                 48,707
                                                                                                                      ----------
                                                                                                                         103,058
                ----------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication             1,015   BCE, Inc.                                               28,704
                Services - 1.1%                             400   Manitoba Telecom Services, Inc.                         16,145
                                                            300   TELUS Corp. (Non-Voting Shares)                         14,973
                                                                                                                      ----------
                                                                                                                          59,822
                ----------------------------------------------------------------------------------------------------------------
                Metals & Mining - 0.9%                      400   Alcan, Inc.                                             20,880
                                                            600   Barrick Gold Corp.                                      17,119
                                                            200   Teck Cominco Ltd. Class B                               13,944
                                                                                                                      ----------
                                                                                                                          51,943
                ----------------------------------------------------------------------------------------------------------------
                Oil, Gas & Consumable                     2,700   Cameco Corp.                                           110,619
                Fuels - 2.1%                                200   EnCana Corp.                                            10,117
                                                                                                                      ----------
                                                                                                                         120,736
                ----------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Canada                          335,559
--------------------------------------------------------------------------------------------------------------------------------
Cayman          Insurance - 0.2%                            200   XL Capital Ltd. Class A                                 13,992
Islands - 0.2%  ----------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in the Cayman Islands               13,992
--------------------------------------------------------------------------------------------------------------------------------
United States   Aerospace & Defense - 5.6%                  900   General Dynamics Corp.                                  68,760
- 72.6%                                                     800   Northrop Grumman Corp.                                  59,376
                                                          1,900   Raytheon Co.                                            99,674
                                                            300   Rockwell Collins, Inc.                                  20,079
                                                          1,100   United Technologies Corp.                               71,500
                                                                                                                      ----------
                                                                                                                         319,389
                ----------------------------------------------------------------------------------------------------------------
                Beverages - 0.3%                            400   The Coca-Cola Co.                                       19,200
                ----------------------------------------------------------------------------------------------------------------
                Capital Markets - 0.7%                       40   Ameriprise Financial, Inc.                               2,286
                                                            200   The Bank of New York Co., Inc.                           8,110
                                                            400   Morgan Stanley                                          31,504
                                                                                                                      ----------
                                                                                                                          41,900
                ----------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc.
BlackRock Equity Dividend Portfolio
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                         Shares
                Industry                                   Held   Common Stocks                                          Value
--------------------------------------------------------------------------------------------------------------------------------
                Chemicals - 2.9%                            300   Air Products & Chemicals, Inc.                      $   22,167
                                                            300   The Dow Chemical Co.                                    13,758
                                                          1,000   E.I. du Pont de Nemours & Co.                           49,430
                                                            700   Lyondell Chemical Co.                                   20,979
                                                            500   Olin Corp.                                               8,470
                                                            300   Praxair, Inc.                                           18,888
                                                            600   Rohm & Haas Co.                                         31,032
                                                                                                                      ----------
                                                                                                                         164,724
                ----------------------------------------------------------------------------------------------------------------
                Commercial Banks - 2.6%                     200   SunTrust Banks, Inc.                                    16,608
                                                          1,000   U.S. Bancorp                                            34,970
                                                            900   Wachovia Corp.                                          49,545
                                                          1,300   Wells Fargo & Co.                                       44,759
                                                                                                                      ----------
                                                                                                                         145,882
                ----------------------------------------------------------------------------------------------------------------
                Commercial Services &                       300   RR Donnelley & Sons Co.                                 10,977
                Supplies - 0.4%                           2,100   Synagro Technologies, Inc.                              11,970
                                                                                                                      ----------
                                                                                                                          22,947
                ----------------------------------------------------------------------------------------------------------------
                Computers & Peripherals - 1.3%            1,100   Hewlett-Packard Co.                                     44,154
                                                            300   International Business Machines Corp.                   28,278
                                                                                                                      ----------
                                                                                                                          72,432
                ----------------------------------------------------------------------------------------------------------------
                Consumer Finance - 0.2%                     200   American Express Co.                                    11,280
                ----------------------------------------------------------------------------------------------------------------
                Containers & Packaging 1.0%                 900   Temple-Inland, Inc.                                     53,766
                ----------------------------------------------------------------------------------------------------------------
                Diversified Financial                     2,700   Bank of America Corp.                                  137,754
                Services - 6.8%                           2,900   Citigroup, Inc.                                        148,886
                                                          2,100   JPMorgan Chase & Co.                                   101,598
                                                                                                                      ----------
                                                                                                                         388,238
                ----------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication             4,592   AT&T Inc.                                              181,063
                Services - 5.1%                           2,100   Verizon Communications, Inc.                            79,632
                                                          1,810   Windstream Corp.                                        26,589
                                                                                                                      ----------
                                                                                                                         287,284
                ----------------------------------------------------------------------------------------------------------------
                Electric Utilities - 4.8%                   300   American Electric Power Co., Inc.                       14,625
                                                          1,168   Duke Energy Corp.                                       23,699
                                                            600   Exelon Corp.                                            41,226
                                                            400   FPL Group, Inc.                                         24,468
                                                            400   FirstEnergy Corp.                                       26,496
                                                            600   ITC Holdings Corp.                                      25,974
                                                            900   Northeast Utilities Inc.                                29,493
                                                          1,100   PPL Corp.                                               44,990
                                                            200   Pinnacle West Capital Corp.                              9,650
                                                            900   The Southern Co.                                        32,985
                                                                                                                      ----------
                                                                                                                         273,606
                ----------------------------------------------------------------------------------------------------------------
                Electrical Equipment - 0.3%                 300   Rockwell Automation, Inc.                               17,961
                ----------------------------------------------------------------------------------------------------------------
                Energy Equipment & Services - 2.1%          300   GlobalSantaFe Corp.                                     18,504
                                                          1,400   Halliburton Co.                                         44,436
                                                            800   Schlumberger Ltd.                                       55,280
                                                                                                                      ----------
                                                                                                                         118,220
                ----------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc.
BlackRock Equity Dividend Portfolio
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                         Shares
                Industry                                   Held   Common Stocks                                          Value
--------------------------------------------------------------------------------------------------------------------------------
                Food & Staples Retailing - 0.2%             200   Wal-Mart Stores, Inc.                               $    9,390
                ----------------------------------------------------------------------------------------------------------------
                Food Products - 0.5%                        200   General Mills, Inc.                                     11,644
                                                            300   H.J. Heinz Co.                                          14,136
                                                            100   Reddy Ice Holdings, Inc.                                 3,018
                                                                                                                      ----------
                                                                                                                          28,798
                ----------------------------------------------------------------------------------------------------------------
                Gas Utilities - 1.6%                        400   AGL Resources, Inc.                                     17,088
                                                          1,100   Equitable Resources, Inc.                               53,152
                                                            200   National Fuel Gas Co.                                    8,652
                                                            534   Spectra Energy Corp.                                    14,028
                                                                                                                      ----------
                                                                                                                          92,920
                ----------------------------------------------------------------------------------------------------------------
                Hotels, Restaurants &                      700    Tim Hortons, Inc.                                       21,294
                Leisure - 0.4%
                ----------------------------------------------------------------------------------------------------------------
                Household Durables - 0.5%                   900   Newell Rubbermaid, Inc.                                 27,981
                ----------------------------------------------------------------------------------------------------------------
                Household Products - 2.5%                   800   Clorox Co.                                              50,952
                                                            400   Kimberly-Clark Corp.                                    27,396
                                                          1,000   The Procter & Gamble Co.                                63,160
                                                                                                                      ----------
                                                                                                                         141,508
                ----------------------------------------------------------------------------------------------------------------
                Independent Power Producers &               200   Constellation Energy Group, Inc.                        17,390
                Energy Traders - 1.5%                     1,100   TXU Corp.                                               70,510
                                                                                                                      ----------
                                                                                                                          87,900
                ----------------------------------------------------------------------------------------------------------------
                Industrial Conglomerates - 2.5%             400   3M Co.                                                  30,572
                                                          3,100   General Electric Co.                                   109,616
                                                                                                                      ----------
                                                                                                                         140,188
                ----------------------------------------------------------------------------------------------------------------
                Insurance - 3.4%                            600   Chubb Corp.                                             31,002
                                                            900   Lincoln National Corp.                                  61,011
                                                            300   Marsh & McLennan Cos., Inc.                              8,787
                                                          1,800   The Travelers Cos., Inc.                                93,186
                                                                                                                      ----------
                                                                                                                         193,986
                ----------------------------------------------------------------------------------------------------------------
                Machinery - 2.6%                            900   Caterpillar, Inc.                                       60,327
                                                            800   Deere & Co.                                             86,912
                                                                                                                      ----------
                                                                                                                         147,239
                ----------------------------------------------------------------------------------------------------------------
                Marine - 0.2%                               600   Eagle Bulk Shipping, Inc.                               11,634
                ----------------------------------------------------------------------------------------------------------------
                Media - 1.9%                              1,600   CBS Corp. Class B                                       48,944
                                                            900   The McGraw-Hill Cos., Inc.                              56,592
                                                                                                                      ----------
                                                                                                                         105,536
                ----------------------------------------------------------------------------------------------------------------
                Metals & Mining - 0.3%                      100   Newmont Mining Corp.                                     4,199
                                                            200   Southern Copper Corp.                                   14,332
                                                                                                                      ----------
                                                                                                                          18,531
                ----------------------------------------------------------------------------------------------------------------
                Multi-Utilities - 1.8%                      100   Consolidated Edison, Inc.                                5,106
                                                            300   DTE Energy Co.                                          14,370
                                                            400   Dominion Resources, Inc.                                35,508
                                                            200   KeySpan Corp.                                            8,230
                                                            300   Public Service Enterprise Group, Inc.                   24,912
                                                            300   Wisconsin Energy Corp.                                  14,556
                                                                                                                      ----------
                                                                                                                         102,682
                ----------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc.
BlackRock Equity Dividend Portfolio
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                         Shares
                Industry                                   Held   Common Stocks                                          Value
--------------------------------------------------------------------------------------------------------------------------------
                Multiline Retail - 0.1%                     186   Federated Department Stores, Inc.                   $    8,379
                ----------------------------------------------------------------------------------------------------------------
                Oil, Gas & Consumable                     1,400   Chevron Corp.                                          103,544
                Fuels - 11.1%                             1,100   ConocoPhillips                                          75,185
                                                          1,300   Consol Energy, Inc.                                     50,869
                                                          2,200   Exxon Mobil Corp.                                      165,990
                                                            800   Marathon Oil Corp.                                      79,064
                                                            800   Murphy Oil Corp.                                        42,720
                                                            800   Occidental Petroleum Corp.                              39,448
                                                          1,800   Peabody Energy Corp.                                    72,432
                                                                                                                      ----------
                                                                                                                         629,252
                ----------------------------------------------------------------------------------------------------------------
                Paper & Forest Products - 1.5%              800   International Paper Co.                                 29,120
                                                            900   MeadWestvaco Corp.                                      27,756
                                                            400   Weyerhaeuser Co.                                        29,896
                                                                                                                      ----------
                                                                                                                          86,772
                ----------------------------------------------------------------------------------------------------------------
                Personal Products - 0.7%                  1,000   Avon Products, Inc.                                     37,260
                ----------------------------------------------------------------------------------------------------------------
                Pharmaceuticals - 3.0%                      300   Abbott Laboratories                                     16,740
                                                            900   Bristol-Myers Squibb Co.                                24,984
                                                            300   Johnson & Johnson                                       18,078
                                                            400   Merck & Co., Inc.                                       17,668
                                                          1,700   Pfizer, Inc.                                            42,942
                                                          1,000   Wyeth                                                   50,030
                                                                                                                      ----------
                                                                                                                         170,442
                ----------------------------------------------------------------------------------------------------------------
                Real Estate Investment Trusts               400   Kimco Realty Corp.                                      19,496
                (REITs) - 1.2%                              200   Simon Property Group, Inc.                              22,250
                                                            500   Taubman Centers, Inc.                                   28,995
                                                                                                                      ----------
                                                                                                                          70,741
                ----------------------------------------------------------------------------------------------------------------
                Software - 0.4%                             900   Microsoft Corp.                                         25,083
                ----------------------------------------------------------------------------------------------------------------
                Specialty Retail - 0.2%                     400   Limited Brands, Inc.                                    10,424
                ----------------------------------------------------------------------------------------------------------------
                Thrifts & Mortgage                          100   Freddie Mac                                              5,949
                Finance - 0.1%
                ----------------------------------------------------------------------------------------------------------------
                Wireless Telecommunication                  300   Alltel Corp.                                            18,600
                Services - 0.3%
                ----------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in the United States             4,129,318
--------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in North America - 78.7%         4,478,869
--------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia
--------------------------------------------------------------------------------------------------------------------------------
Australia -     Metals & Mining - 5.4%                    4,800   Alumina Ltd.                                            28,390
5.4%                                                      4,600   BHP Billiton Ltd.                                      111,246
                                                          9,900   BlueScope Steel Ltd.                                    84,106
                                                          1,300   Rio Tinto Ltd.                                          82,895
                ----------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Australia                       306,637
--------------------------------------------------------------------------------------------------------------------------------
China - 0.4%    Metals & Mining - 0.4%                      900   Aluminum Corp. of China Ltd. (b)                        23,391
                ----------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in China                            23,391
--------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in the
                                                                  Pacific Basin/Asia - 5.8%                              330,028
--------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks
                                                                  (Cost - $4,128,280) - 90.8%                          5,164,115
--------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc.
BlackRock Equity Dividend Portfolio
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                     Beneficial
                                                       Interest   Short-Term Securities                                  Value
--------------------------------------------------------------------------------------------------------------------------------
                                                       $501,016   BlackRock Liquidity Series, LLC
                                                                  Cash Sweep Series, 5.26% (c)(d)                     $  501,016
--------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Short-Term Securities
                                                                  (Cost - $501,016) - 8.8%                               501,016
--------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Investments (Cost - $4,629,296*) - 99.6%       5,665,131

                                                                  Other Assets Less Liabilities - 0.4%                    22,868
                                                                                                                      ----------
                                                                  Net Assets - 100.0%                                 $5,687,999
                                                                                                                      ==========

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                 $4,629,899
                                                                     ==========
      Gross unrealized appreciation                                  $1,057,164
      Gross unrealized depreciation                                     (21,932)
                                                                     ----------
      Net unrealized appreciation                                    $1,035,232
                                                                     ==========

(a)   Non-income producing security.
(b)   Depositary receipts.
(c) Investments in companies considered to be an affiliate of the Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                               Net      Interest
      Affiliate                                             Activity     Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series   $ (109,377)    $ 8,937
      --------------------------------------------------------------------------

(d)   Represents the current yield as of March 31, 2007.
o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

BlackRock Series Fund, Inc. - BlackRock Mid Cap Value Opportunities Portfolio
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                          Shares
               Industry                                     Held   Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Europe
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands -  Construction & Engineering - 1.1%           2,900   Chicago Bridge & Iron Co. NV                         $    89,175
1.1%           --------------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in Europe - 1.1%                      89,175
-----------------------------------------------------------------------------------------------------------------------------------
North America
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 1.6%  Diversified Telecommunication               4,266   BCE, Inc.                                                120,642
               Services - 1.6%
               --------------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in Canada                            120,642
-----------------------------------------------------------------------------------------------------------------------------------
United States  Aerospace & Defense - 2.6%                  2,600   Curtiss-Wright Corp.                                     100,204
- 72.6%                                                    1,900   Goodrich Corp.                                            97,812
                                                                                                                        -----------
                                                                                                                            198,016
               --------------------------------------------------------------------------------------------------------------------
               Biotechnology - 1.5%                        3,500   Human Genome Sciences, Inc. (a)                           37,170
                                                           2,200   Medimmune, Inc. (a)                                       80,058
                                                                                                                        -----------
                                                                                                                            117,228
               --------------------------------------------------------------------------------------------------------------------
               Capital Markets - 1.2%                      4,400   Janus Capital Group, Inc.                                 92,004
               --------------------------------------------------------------------------------------------------------------------
               Chemicals - 1.0%                            4,000   Huntsman Corp.                                            76,360
               --------------------------------------------------------------------------------------------------------------------
               Commercial Banks - 3.5%                     4,100   The Colonial BancGroup, Inc.                             101,475
                                                             900   Compass Bancshares, Inc.                                  61,920
                                                           2,900   First Midwest Bancorp, Inc.                              106,575
                                                                                                                        -----------
                                                                                                                            269,970
               --------------------------------------------------------------------------------------------------------------------
               Commercial Services &                      10,900   Allied Waste Industries, Inc. (a)                        137,231
               Supplies - 1.8%
               --------------------------------------------------------------------------------------------------------------------
               Communications Equipment - 3.5%             8,800   Andrew Corp. (a)                                          93,192
                                                          17,900   Tellabs, Inc. (a)                                        177,210
                                                                                                                        -----------
                                                                                                                            270,402
               --------------------------------------------------------------------------------------------------------------------
               Containers & Packaging - 1.7%              11,600   Smurfit-Stone Container Corp. (a)                        130,616
               --------------------------------------------------------------------------------------------------------------------
               Electronic Equipment &                      1,900   Ingram Micro, Inc. Class A (a)                            36,689
               Instruments - 0.9%                          1,000   Tech Data Corp. (a)                                       35,810
                                                                                                                        -----------
                                                                                                                             72,499
               --------------------------------------------------------------------------------------------------------------------
               Energy Equipment &                          3,300   BJ Services Co.                                           92,070
               Services - 3.8%                             3,800   Dresser-Rand Group, Inc. (a)                             115,748
                                                           2,700   Rowan Cos., Inc.                                          87,669
                                                                                                                        -----------
                                                                                                                            295,487
               --------------------------------------------------------------------------------------------------------------------
               Food Products - 1.7%                        4,300   Smithfield Foods, Inc. (a)                               128,785
               --------------------------------------------------------------------------------------------------------------------
               Gas Utilities - 0.8%                          700   Questar Corp.                                             62,447
               --------------------------------------------------------------------------------------------------------------------
               Health Care Equipment &                     1,300   Biomet, Inc.                                              55,237
               Supplies - 2.0%                             2,000   Edwards Lifesciences Corp. (a)                           101,400
                                                                                                                        -----------
                                                                                                                            156,637
               --------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Mid Cap Value Opportunities Portfolio
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                          Shares
               Industry                                     Held   Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
               Health Care Providers &                    16,200   Tenet Healthcare Corp. (a)                           $   104,166
               Services - 2.0%                             1,000   Triad Hospitals, Inc. (a)                                 52,250
                                                                                                                        -----------
                                                                                                                            156,416
               --------------------------------------------------------------------------------------------------------------------
               Health Care Technology - 0.7%               3,584   Emdeon Corp. (a)                                          54,226
               --------------------------------------------------------------------------------------------------------------------
               Hotels, Restaurants &                         600   OSI Restaurant Partners, Inc.                             23,700
               Leisure - 0.9%                              1,360   Wyndham Worldwide Corp. (a)                               46,444
                                                                                                                        -----------
                                                                                                                             70,144
               --------------------------------------------------------------------------------------------------------------------
               Household Durables - 0.8%                   2,100   Newell Rubbermaid, Inc.                                   65,289
               --------------------------------------------------------------------------------------------------------------------
               IT Services - 1.0%                          6,500   The BISYS Group, Inc. (a)                                 74,490
               --------------------------------------------------------------------------------------------------------------------
               Insurance - 2.9%                            8,100   Conseco, Inc. (a)                                        140,130
                                                           2,700   HCC Insurance Holdings, Inc.                              83,160
                                                                                                                        -----------
                                                                                                                            223,290
               --------------------------------------------------------------------------------------------------------------------
               Internet Software & Services - 1.8%        16,100   CNET Networks, Inc. (a)                                  140,231
               --------------------------------------------------------------------------------------------------------------------
               Life Sciences Tools &                         700   Affymetrix, Inc. (a)                                      21,049
               Services - 0.3%
               --------------------------------------------------------------------------------------------------------------------
               Machinery - 2.4%                            6,100   Timken Co.                                               184,891
               --------------------------------------------------------------------------------------------------------------------
               Media - 1.3%                                6,000   Valassis Communications, Inc. (a)                        103,140
               --------------------------------------------------------------------------------------------------------------------
               Metals & Mining - 1.3%                      1,600   Nucor Corp.                                              104,208
               --------------------------------------------------------------------------------------------------------------------
               Multi-Utilities - 2.7%                        800   Alliant Energy Corp.                                      35,856
                                                           3,700   OGE Energy Corp.                                         143,560
                                                             600   Wisconsin Energy Corp.                                    29,112
                                                                                                                        -----------
                                                                                                                            208,528
               --------------------------------------------------------------------------------------------------------------------
               Oil, Gas & Consumable Fuels - 5.4%          1,200   Cabot Oil & Gas Corp. Class A                             80,784
                                                           1,700   Murphy Oil Corp.                                          90,780
                                                           4,000   Newfield Exploration Co. (a)                             166,840
                                                           1,400   Noble Energy, Inc.                                        83,510
                                                                                                                        -----------
                                                                                                                            421,914
               --------------------------------------------------------------------------------------------------------------------
               Pharmaceuticals - 2.7%                      3,800   Endo Pharmaceuticals Holdings, Inc. (a)                  111,720
                                                           3,300   Medicis Pharmaceutical Corp. Class A                     101,706
                                                                                                                        -----------
                                                                                                                            213,426
               --------------------------------------------------------------------------------------------------------------------
               Real Estate Investment Trusts                 200   Alexandria Real Estate Equities, Inc.                     20,074
               (REITs) - 4.0%                              9,400   Crescent Real Estate EQT Co.                             188,564
                                                           1,800   New Plan Excel Realty Trust                               59,454
                                                           1,000   Rayonier, Inc.                                            43,000
                                                                                                                        -----------
                                                                                                                            311,092
               --------------------------------------------------------------------------------------------------------------------
               Real Estate Management &                        1   Realogy Corp. (a)                                             30
               Development - 0.0%
               --------------------------------------------------------------------------------------------------------------------
               Road & Rail - 1.1%                          3,300   JB Hunt Transport Services, Inc.                          86,592
               --------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Mid Cap Value Opportunities Portfolio
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                          Shares
               Industry                                     Held   Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
               Semiconductors & Semiconductor              5,700   Advanced Micro Devices, Inc. (a)                     $    74,442
               Equipment - 1.4%                            1,400   Intersil Corp. Class A                                    37,086
                                                                                                                        -----------
                                                                                                                            111,528
               --------------------------------------------------------------------------------------------------------------------
               Software - 4.7%                             2,300   Amdocs Ltd. (a)                                           83,904
                                                           9,400   BEA Systems, Inc. (a)                                    108,946
                                                           2,500   Citrix Systems, Inc. (a)                                  80,075
                                                          13,100   Novell, Inc. (a)                                          94,582
                                                                                                                        -----------
                                                                                                                            367,507
               --------------------------------------------------------------------------------------------------------------------
               Specialty Retail - 4.3%                     6,200   Foot Locker, Inc.                                        146,010
                                                           5,900   The Gap, Inc.                                            101,539
                                                           3,300   RadioShack Corp.                                          89,199
                                                                                                                        -----------
                                                                                                                            336,748
               --------------------------------------------------------------------------------------------------------------------
               Textiles, Apparel & Luxury                  1,400   Jones Apparel Group, Inc.                                 43,022
               Goods - 0.6%
               --------------------------------------------------------------------------------------------------------------------
               Thrifts & Mortgage Finance - 1.6%           2,500   Webster Financial Corp.                                  120,025
               --------------------------------------------------------------------------------------------------------------------
               Trading Companies &                         3,500   United Rentals, Inc. (a)                                  96,250
               Distributors - 2.7%                         1,500   WW Grainger, Inc.                                        115,860
                                                                                                                        -----------
                                                                                                                            212,110
               --------------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in the United States               5,637,578
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in North America - 74.2%           5,758,220
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks (Cost - $5,468,911) - 75.3%        5,847,395
-----------------------------------------------------------------------------------------------------------------------------------

North America                                                      Exchange-Traded Funds
-----------------------------------------------------------------------------------------------------------------------------------
United States                                                700   iShares Dow Jones US Real Estate Index Fund               59,675
- 8.2%                                                     1,200   iShares Dow Jones US Utilities Sector Index Fund         116,532
                                                             500   iShares Russell 2000 Index Fund                           39,730
                                                           2,100   iShares S&P SmallCap 600 Index Fund                      142,527
                                                           1,800   MidCap SPDR Trust Series 1                               278,010
               --------------------------------------------------------------------------------------------------------------------
                                                                   Total Exchange-Traded Funds
                                                                   (Cost - $566,193) - 8.2%                                 636,474
-----------------------------------------------------------------------------------------------------------------------------------

                                                      Beneficial
                                                        Interest   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                    $  1,225,014   BlackRock Liquidity Series,                            1,225,014
                                                                   LLC Cash Sweep Series, 5.26% (b)(c)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Total Short-Term Securities                            1,225,014
                                                                   (Cost - $1,225,014) - 15.8%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Total Investments (Cost - $7,260,118*) - 99.3%         7,708,883

                                                                   Other Assets Less Liabilities - 0.7%                      52,623
                                                                                                                        -----------
                                                                   Net Assets - 100.0%                                  $ 7,761,506
                                                                                                                        ===========

BlackRock Series Fund, Inc. - BlackRock Mid Cap Value Opportunities Portfolio
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                $ 7,303,616
                                                                    ===========
      Gross unrealized appreciation                                 $   598,330
      Gross unrealized depreciation                                    (193,063)
                                                                    -----------
      Net unrealized appreciation                                   $   405,267
                                                                    ===========

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                       Net              Interest
      Affiliate                                      Activity            Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
        Cash Sweep Series                           $1,193,820           $6,014
      --------------------------------------------------------------------------

(c)   Represents the current yield as of March 31, 2007.
o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

BlackRock Series Fund, Inc.
BlackRock Small Cap Index Portfolio
Schedule of Investments as of March 31, 2007

                                                       Shares
Industry                                                 Held   Common Stocks                                             Value
---------------------------------------------------------------------------------------------------------------------------------
Advertising Agencies - 0.7%                               300   24/7 Real Media, Inc. (a)                              $    2,409
                                                          447   aQuantive, Inc. (a)                                        12,476
                                                          330   Catalina Marketing Corp.                                   10,421
                                                          139   inVentiv Health, Inc. (a)                                   5,322
                                                          141   Marchex, Inc. Class B                                       2,160
                                                          240   National CineMedia, Inc. (a)                                6,408
                                                          330   Valassis Communications, Inc. (a)                           5,673
                                                          551   ValueClick, Inc. (a)                                       14,398
                                                                                                                      -----------
                                                                                                                           59,267
---------------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.6%                                          100   Argon ST, Inc. (a)                                          2,646
                                                          294   Curtiss-Wright Corp. (g)                                   11,331
                                                          147   Heico Corp.                                                 5,364
                                                          110   K&F Industries Holdings, Inc. (a)                           2,962
                                                          100   Ladish Co., Inc. (a)                                        3,764
                                                           62   MTC Technologies, Inc. (a)                                  1,304
                                                          241   Moog, Inc. Class A (a)                                     10,038
                                                          360   Orbital Sciences Corp. (a)                                  6,746
                                                          199   Teledyne Technologies, Inc. (a)                             7,451
                                                           76   United Industrial Corp.                                     4,195
                                                                                                                      -----------
                                                                                                                           55,801
---------------------------------------------------------------------------------------------------------------------------------
Agriculture, Fishing & Ranching - 0.1%                     24   Alico, Inc.                                                 1,376
                                                          258   Delta & Pine Land Co.                                      10,630
                                                                                                                      -----------
                                                                                                                           12,006
---------------------------------------------------------------------------------------------------------------------------------
Air Transport - 0.8%                                      240   AAR Corp. (a)                                               6,614
                                                          300   ABX Air, Inc. (a)                                           2,055
                                                          527   AirTran Holdings, Inc. (a)                                  5,412
                                                          190   Alaska Air Group, Inc. (a)                                  7,239
                                                          100   Atlas Air Worldwide Holdings, Inc. (a)                      5,273
                                                          118   Bristow Group, Inc. (a)                                     4,301
                                                          222   EGL, Inc. (a)                                               8,798
                                                          212   ExpressJet Holdings, Inc. (a)                               1,238
                                                          311   Frontier Airlines Holdings, Inc. (a)                        1,869
                                                        1,100   JetBlue Airways Corp. (a)                                  12,661
                                                          245   Mesa Air Group, Inc. (a)                                    1,845
                                                          100   PHI, Inc. (a)                                               2,706
                                                          200   Republic Airways Holdings, Inc. (a)                         4,592
                                                          359   SkyWest, Inc.                                               9,632
                                                                                                                      -----------
                                                                                                                           74,235
---------------------------------------------------------------------------------------------------------------------------------
Aluminum - 0.1%                                           138   Century Aluminum Co. (a)                                    6,469
---------------------------------------------------------------------------------------------------------------------------------
Auto Parts: After Market - 0.1%                            99   Aftermarket Technology Corp. (a)                            2,404
                                                           46   Commercial Vehicle Group, Inc. (a)                            948
                                                          117   Keystone Automotive Industries, Inc. (a)                    3,943
                                                          164   Superior Industries International, Inc.                     3,416
                                                                                                                      -----------
                                                                                                                           10,711
---------------------------------------------------------------------------------------------------------------------------------
Auto Parts: Original Equipment - 0.6%                     300   American Axle & Manufacturing Holdings, Inc.                8,205
                                                          465   ArvinMeritor, Inc.                                          8,486

BlackRock Series Fund, Inc.
BlackRock Small Cap Index Portfolio
Schedule of Investments as of March 31, 2007

                                                       Shares
Industry                                                 Held   Common Stocks                                             Value
---------------------------------------------------------------------------------------------------------------------------------
                                                          100   Fuel Systems Solutions, Inc. (a)                       $    1,852
                                                          450   Lear Corp. (a)                                             16,429
                                                           50   Noble International Ltd.                                      839
                                                          300   Quantum Fuel Systems Technologies Worldwide, Inc. (a)         366
                                                           44   Sauer-Danfoss, Inc.                                         1,324
                                                          257   Tenneco, Inc. (a)                                           6,543
                                                          816   Visteon Corp. (a)                                           6,969
                                                                                                                      -----------
                                                                                                                           51,013
---------------------------------------------------------------------------------------------------------------------------------
Auto, Trucks & Parts - 0.1%                               100   Accuride Corp. (a)                                          1,460
                                                          242   Modine Manufacturing Co.                                    5,542
                                                          215   Wabash National Corp.                                       3,315
                                                                                                                      -----------
                                                                                                                           10,317
---------------------------------------------------------------------------------------------------------------------------------
Banks: New York City - 0.1%                               125   Signature Bank (a)                                          4,068
---------------------------------------------------------------------------------------------------------------------------------
Banks: Outside New York City - 6.0%                        64   1st Source Corp.                                            1,675
                                                           79   Alabama National Bancorp.                                   5,594
                                                          181   Amcore Financial, Inc.                                      5,747
                                                           92   AmericanWest Bancorp                                        1,982
                                                          105   Ameris Bancorp                                              2,570
                                                           43   Arrow Financial Corp.                                         963
                                                           36   BancTrust Financial Group, Inc.                               762
                                                           54   Bancfirst Corp.                                             2,503
                                                          100   The Bancorp, Inc. (a)                                       2,600
                                                           82   Bank of Granite Corp.                                       1,469
                                                           85   Bank of the Ozarks, Inc.                                    2,441
                                                          160   BankFinancial Corp.                                         2,603
                                                           51   Banner Corp.                                                2,119
                                                          238   Boston Private Financial Holdings, Inc.                     6,645
                                                          385   CVB Financial Corp.                                         4,581
                                                          127   Cadence Financial Corp.                                     2,540
                                                           39   Camden National Corp.                                       1,693
                                                           63   Capital City Bank Group, Inc.                               2,098
                                                           41   Capital Corp. of the West                                   1,089
                                                           53   Capitol Bancorp Ltd.                                        1,953
                                                          100   Cardinal Financial Corp.                                      998
                                                          107   Cascade Bancorp                                             2,775
                                                          299   Cathay General Bancorp                                     10,160
                                                          400   Centennial Bank Holdings, Inc. (a)                          3,460
                                                           88   Center Financial Corp.                                      1,740
                                                          198   Central Pacific Financial Corp.                             7,241
                                                          177   Chemical Financial Corp.                                    5,273
                                                          321   Chittenden Corp.                                            9,691
                                                          525   Citizens Banking Corp.                                     11,634
                                                          124   City Holding Co.                                            5,016
                                                           55   CityBank                                                    1,760
                                                           61   CoBiz, Inc.                                                 1,215

BlackRock Series Fund, Inc.
BlackRock Small Cap Index Portfolio
Schedule of Investments as of March 31, 2007

                                                       Shares
Industry                                                 Held   Common Stocks                                             Value
---------------------------------------------------------------------------------------------------------------------------------
                                                          122   Columbia Banking System, Inc.                          $    4,115
                                                          196   Community Bank System, Inc.                                 4,100
                                                          148   Community Banks, Inc.                                       3,533
                                                           63   Community Trust Bancorp, Inc.                               2,282
                                                          286   Corus Bankshares, Inc.                                      4,879
                                                          500   Doral Financial Corp.                                         820
                                                           31   FNB Corp.                                                   1,111
                                                           52   Farmers Capital Bank Corp.                                  1,519
                                                          470   First BanCorp                                               6,232
                                                           55   First Bancorp                                               1,176
                                                           64   First Busey Corp.                                           1,372
                                                          178   First Charter Corp.                                         3,827
                                                          427   First Commonwealth Financial Corp.                          5,017
                                                           97   First Community Bancorp, Inc.                               5,484
                                                           80   First Community Bancshares, Inc.                            3,120
                                                          160   First Financial Bancorp                                     2,418
                                                          105   First Financial Bankshares, Inc.                            4,391
                                                           75   First Financial Corp.                                       2,321
                                                          140   First Merchants Corp.                                       3,321
                                                          321   First Midwest Bancorp, Inc.                                11,797
                                                          128   First State Bancorp.                                        2,886
                                                          400   FirstMerit Corp.                                            8,444
                                                          197   Franklin Bank Corp. (a)                                     3,520
                                                          270   Frontier Financial Corp.                                    6,736
                                                           87   GB&T Bancshares, Inc.                                       1,577
                                                          330   Glacier Bancorp, Inc.                                       7,933
                                                          357   Greater Bay Bancorp                                         9,600
                                                          100   Greene County Bancshares, Inc.                              3,391
                                                          169   Hancock Holding Co.                                         7,433
                                                          222   Hanmi Financial Corp.                                       4,231
                                                          170   Harleysville National Corp.                                 3,029
                                                           41   Heartland Financial USA, Inc.                               1,097
                                                          100   Heritage Commerce Corp.                                     2,549
                                                          112   Independent Bank Corp./MA                                   3,689
                                                          116   Independent Bank Corp./MI                                   2,363
                                                          122   Integra Bank Corp.                                          2,719
                                                          300   International Bancshares Corp.                              8,901
                                                          300   Investors Bancorp, Inc. (a)                                 4,332
                                                          133   Irwin Financial Corp.                                       2,479
                                                           93   Lakeland Bancorp, Inc.                                      1,260
                                                          102   Lakeland Financial Corp.                                    2,315
                                                          129   MB Financial, Inc.                                          4,645
                                                           74   MBT Financial Corp.                                           955
                                                           76   Macatawa Bank Corp.                                         1,398
                                                           46   MainSource Financial Group, Inc.                              781
                                                           37   Mercantile Bank Corp.                                       1,202
                                                          173   Mid-State Bancshares                                        6,347

BlackRock Series Fund, Inc.
BlackRock Small Cap Index Portfolio
Schedule of Investments as of March 31, 2007

                                                       Shares
Industry                                                 Held   Common Stocks                                             Value
---------------------------------------------------------------------------------------------------------------------------------
                                                           49   Midwest Banc Holdings, Inc.                            $      868
                                                          198   NBT Bancorp, Inc.                                           4,639
                                                          141   Nara Bancorp, Inc.                                          2,469
                                                          269   National Penn Bancshares, Inc.                              5,084
                                                          419   Old National Bancorp                                        7,617
                                                           73   Old Second Bancorp, Inc.                                    2,000
                                                           89   Omega Financial Corp.                                       2,537
                                                          140   Oriental Financial Group                                    1,649
                                                            9   PNC Financial Services Group, Inc. (b)                        648
                                                          286   Pacific Capital Bancorp                                     9,186
                                                           91   Park National Corp.                                         8,598
                                                           52   Peoples Bancorp, Inc.                                       1,373
                                                          100   Pinnacle Financial Partners, Inc. (a)                       3,051
                                                          122   Piper Jaffray Cos. (a)                                      7,557
                                                          155   Placer Sierra Bancshares                                    4,194
                                                          100   Premierwest Bancorp                                         1,344
                                                          124   PrivateBancorp, Inc.                                        4,533
                                                          126   Prosperity Bancshares, Inc.                                 4,377
                                                          228   Provident Bankshares Corp.                                  7,492
                                                           66   Renasant Corp.                                              1,629
                                                           39   Republic Bancorp, Inc. Class A                                878
                                                          143   S&T Bancorp, Inc.                                           4,725
                                                           71   SCBT Financial Corp.                                        2,589
                                                          244   SVB Financial Group (a)                                    11,856
                                                           60   SY Bancorp, Inc.                                            1,492
                                                           83   Sandy Spring Bancorp, Inc.                                  2,875
                                                           54   Seacoast Banking Corp. of Florida                           1,224
                                                           38   Security Bank Corp.                                           765
                                                           80   Simmons First National Corp. Class A                        2,406
                                                           45   Southside Bancshares, Inc.                                  1,031
                                                           91   Southwest Bancorp, Inc.                                     2,338
                                                          495   Sterling Bancshares, Inc.                                   5,534
                                                          156   Sterling Financial Corp.                                    3,463
                                                           58   Suffolk Bancorp                                             1,872
                                                           48   Sun Bancorp, Inc. (a)                                         892
                                                          100   Superior Bancorp (a)                                        1,080
                                                          324   Susquehanna Bancshares, Inc.                                7,514
                                                          164   Texas Capital Bancshares, Inc. (a)                          3,362
                                                           46   Tompkins Trustco, Inc.                                      1,926
                                                           53   Trico Bancshares                                            1,255
                                                          427   TrustCo Bank Corp. NY                                       4,091
                                                          295   Trustmark Corp.                                             8,272
                                                          600   UCBH Holdings, Inc.                                        11,172
                                                          216   UMB Financial Corp.                                         8,156
                                                           58   USB Holding Co., Inc.                                       1,316
                                                          354   Umpqua Holdings Corp.                                       9,477
                                                          105   Union Bankshares Corp.                                      2,724

BlackRock Series Fund, Inc.
BlackRock Small Cap Index Portfolio
Schedule of Investments as of March 31, 2007

                                                       Shares
Industry                                                 Held   Common Stocks                                             Value
---------------------------------------------------------------------------------------------------------------------------------
                                                          260   United Bankshares, Inc.                                $    9,108
                                                          170   United Community Banks, Inc.                                5,574
                                                           58   Univest Corp. of Pennsylvania                               1,437
                                                          100   Vineyard National Bancorp                                   2,304
                                                           52   Virginia Commerce Bancorp (a)                               1,126
                                                           91   Virginia Financial Group, Inc.                              2,360
                                                           71   Washington Trust Bancorp, Inc.                              1,904
                                                          108   WesBanco, Inc.                                              3,334
                                                          145   West Bancorp., Inc.                                         2,188
                                                          119   West Coast Bancorp                                          3,804
                                                          218   Westamerica Bancorp.                                       10,501
                                                          100   Western Alliance Bancorp (a)                                3,104
                                                          115   Wilshire Bancorp, Inc.                                      1,886
                                                          151   Wintrust Financial Corp.                                    6,736
                                                           41   Yardville National Bancorp                                  1,489
                                                                                                                      -----------
                                                                                                                          535,222
---------------------------------------------------------------------------------------------------------------------------------
Beverage: Brewers (Wineries) - 0.0%                        73   Boston Beer Co., Inc. Class A (a)                           2,435
---------------------------------------------------------------------------------------------------------------------------------
Beverage: Soft Drinks - 0.1%                               18   Coca-Cola Bottling Co. Consolidated                         1,019
                                                          200   Jones Soda Co. (a)                                          4,044
                                                           94   Peet's Coffee & Tea, Inc. (a)                               2,596
                                                                                                                      -----------
                                                                                                                            7,659
---------------------------------------------------------------------------------------------------------------------------------
Biotechnology Research & Production - 2.1%                300   ADVENTRX Pharmaceuticals, Inc. (a)                            750
                                                          300   AVI BioPharma, Inc. (a)                                       804
                                                          100   Acadia Pharmaceuticals, Inc. (a)                            1,502
                                                          100   Advanced Magnetics, Inc. (a)                                6,027
                                                          223   Albany Molecular Research, Inc. (a)                         2,197
                                                          191   Alexion Pharmaceuticals, Inc. (a)                           8,259
                                                          200   Alnylam Pharmaceuticals, Inc. (a)                           3,600
                                                          300   American Oriental Bioengineering, Inc. (a)                  2,817
                                                          458   Applera Corp. - Celera Genomics Group (a)                   6,504
                                                          300   Arena Pharmaceuticals, Inc. (a)                             3,258
                                                          381   Ariad Pharmaceuticals, Inc. (a)                             1,711
                                                          340   Array Biopharma, Inc. (a)                                   4,318
                                                          151   ArthroCare Corp. (a)                                        5,442
                                                          388   Bioenvision, Inc. (a)                                       1,587
                                                          328   Cell Genesys, Inc. (a)                                      1,378
                                                           40   Coley Pharmaceutical Group, Inc. (a)                          383
                                                          100   Combinatorx, Inc. (a)                                         699
                                                          351   Cubist Pharmaceuticals, Inc. (a)(g)                         7,747
                                                          374   Cypress Bioscience, Inc. (a)                                2,839
                                                          100   Cytokinetics, Inc. (a)                                        696
                                                          351   deCODE genetics, Inc. (a)                                   1,281
                                                          103   Digene Corp. (a)                                            4,368
                                                          120   Diversa Corp. (a)                                             937
                                                          403   Encysive Pharmaceuticals, Inc. (a)                          1,092
                                                          311   Enzon Pharmaceuticals, Inc. (a)                             2,535

BlackRock Series Fund, Inc.
BlackRock Small Cap Index Portfolio
Schedule of Investments as of March 31, 2007

                                                       Shares
Industry                                                 Held   Common Stocks                                             Value
---------------------------------------------------------------------------------------------------------------------------------
                                                          483   Exelixis, Inc. (a)                                     $    4,801
                                                          200   Genitope Corp. (a)                                            830
                                                          600   Genta, Inc. (a)                                               186
                                                          431   Geron Corp. (a)                                             3,017
                                                          100   Hana Biosciences, Inc. (a)                                    191
                                                          827   Human Genome Sciences, Inc. (a)                             8,783
                                                          100   Idenix Pharmaceuticals, Inc. (a)                              730
                                                          531   Incyte Corp. (a)                                            3,499
                                                          121   Integra LifeSciences Holdings Corp. (a)                     5,515
                                                          210   InterMune, Inc. (a)                                         5,179
                                                          100   Kendle International, Inc. (a)                              3,552
                                                           74   Kensey Nash Corp. (a)                                       2,257
                                                          220   Keryx Biopharmaceuticals, Inc. (a)                          2,314
                                                          382   Lexicon Genetics, Inc. (a)                                  1,387
                                                          169   MannKind Corp. (a)                                          2,417
                                                          200   Martek Biosciences Corp. (a)                                4,124
                                                          118   Maxygen, Inc. (a)                                           1,316
                                                          100   Metabasis Therapeutics, Inc. (a)                              735
                                                          100   Momenta Pharmaceuticals, Inc. (a)                           1,296
                                                        1,100   Monogram Biosciences, Inc. (a)                              2,134
                                                          216   Myriad Genetics, Inc. (a)                                   7,443
                                                          430   NPS Pharmaceuticals, Inc. (a)                               1,458
                                                          357   Nabi Biopharmaceuticals (a)                                 1,896
                                                          200   Nastech Pharmaceutical Co., Inc. (a)                        2,158
                                                          300   Neurocrine Biosciences, Inc. (a)                            3,750
                                                          238   Northfield Laboratories, Inc. (a)(f)                          859
                                                          314   Nuvelo, Inc. (a)                                            1,156
                                                          300   OSI Pharmaceuticals, Inc. (a)                               9,900
                                                           69   PRA International, Inc. (a)                                 1,488
                                                          300   Panacos Pharmaceuticals, Inc. (a)                           1,389
                                                        1,400   Peregrine Pharmaceuticals, Inc. (a)                         1,358
                                                           76   PharmaNet Development Group, Inc. (a)                       1,976
                                                           93   Progenics Pharmaceuticals, Inc. (a)                         2,202
                                                          182   Rigel Pharmaceuticals, Inc. (a)                             1,977
                                                          300   Sangamo Biosciences, Inc. (a)                               2,040
                                                          352   Savient Pharmaceuticals, Inc. (a)                           4,231
                                                          140   Tanox, Inc. (a)                                             2,626
                                                          306   Telik, Inc. (a)                                             1,662
                                                          122   Trimeris, Inc. (a)                                            839
                                                          400   ViroPharma, Inc. (a)                                        5,740
                                                          214   ZymoGenetics, Inc. (a)                                      3,330
                                                                                                                      -----------
                                                                                                                          186,472
---------------------------------------------------------------------------------------------------------------------------------
Building Materials - 0.5%                                  41   Ameron International Corp.                                  2,700
                                                          100   BlueLinx Holdings, Inc.                                     1,050
                                                          198   Building Material Holding Corp.                             3,586
                                                          166   LSI Industries, Inc.                                        2,779

BlackRock Series Fund, Inc.
BlackRock Small Cap Index Portfolio
Schedule of Investments as of March 31, 2007

                                                       Shares
Industry                                                 Held   Common Stocks                                             Value
---------------------------------------------------------------------------------------------------------------------------------
                                                          141   NCI Building Systems, Inc. (a)                         $    6,731
                                                          228   Simpson Manufacturing Co., Inc.                             7,032
                                                          148   Texas Industries, Inc.                                     11,178
                                                           60   Trex Co., Inc. (a)                                          1,292
                                                          161   Watsco, Inc.                                                8,222
                                                          100   Zoltek Cos., Inc. (a)                                       3,493
                                                                                                                      -----------
                                                                                                                           48,063
---------------------------------------------------------------------------------------------------------------------------------
Building: Cement - 0.0%                                   200   US Concrete, Inc. (a)                                       1,564
---------------------------------------------------------------------------------------------------------------------------------
Building: Heating & Plumbing - 0.0%                        90   Interline Brands, Inc. (a)                                  1,973
---------------------------------------------------------------------------------------------------------------------------------
Building: Miscellaneous - 0.2%                             80   Builders FirstSource, Inc. (a)                              1,286
                                                          205   Comfort Systems USA, Inc.                                   2,456
                                                          120   Drew Industries, Inc. (a)                                   3,442
                                                          100   Goodman Global, Inc. (a)                                    1,762
                                                          243   Griffon Corp. (a)                                           6,014
                                                                                                                      -----------
                                                                                                                           14,960
---------------------------------------------------------------------------------------------------------------------------------
Building: Roofing & Wallboard - 0.0%                      263   Beacon Roofing Supply, Inc. (a)                             4,255
---------------------------------------------------------------------------------------------------------------------------------
Cable Television Services - 0.1%                        2,898   Charter Communications, Inc. Class A (a)                    8,085
                                                          100   Crown Media Holdings, Inc. Class A (a)                        533
                                                          548   TiVo, Inc. (a)                                              3,480
                                                                                                                      -----------
                                                                                                                           12,098
---------------------------------------------------------------------------------------------------------------------------------
Casinos & Gambling - 0.6%                                 174   Ameristar Casinos, Inc.                                     5,587
                                                          359   Bally Technologies, Inc. (a)                                8,465
                                                          200   Century Casinos, Inc. (a)                                   1,650
                                                           40   Churchill Downs, Inc.                                       1,816
                                                          147   Dover Downs Gaming & Entertainment, Inc.                    1,893
                                                           75   Isle of Capri Casinos, Inc. (a)                             1,921
                                                          100   Lakes Entertainment, Inc. (a)                               1,115
                                                          188   MTR Gaming Group, Inc. (a)                                  2,459
                                                          299   Magna Entertainment Corp. Class A (a)                       1,088
                                                          173   Multimedia Games, Inc. (a)                                  2,059
                                                          345   Pinnacle Entertainment, Inc. (a)                           10,029
                                                          300   Progressive Gaming International Corp. (a)                  1,350
                                                          243   Shuffle Master, Inc. (a)                                    4,435
                                                          100   Trump Entertainment Resorts, Inc. (a)                       1,807
                                                          119   WMS Industries, Inc. (a)                                    4,670
                                                                                                                      -----------
                                                                                                                           50,344
---------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.5%                                           58   American Vanguard Corp.                                       991
                                                          171   Arch Chemicals, Inc.                                        5,339
                                                          150   Balchem Corp.                                               2,652
                                                          280   CF Industries Holdings, Inc.                               10,794
                                                          173   Cabot Microelectronics Corp. (a)                            5,797
                                                          271   Calgon Carbon Corp. (a)                                     2,252
                                                          156   Cambrex Corp.                                               3,838
                                                          100   China BAK Battery, Inc. (a)                                   325
                                                          250   EnerSys (a)                                                 4,295
                                                          227   Energy Conversion Devices, Inc. (a)                         7,931

BlackRock Series Fund, Inc.
BlackRock Small Cap Index Portfolio
Schedule of Investments as of March 31, 2007

                                                       Shares
Industry                                                 Held   Common Stocks                                             Value
---------------------------------------------------------------------------------------------------------------------------------
                                                          198   Georgia Gulf Corp.                                     $    3,210
                                                          693   Hercules, Inc. (a)                                         13,541
                                                          103   Innospec, Inc.                                              5,937
                                                          165   MacDermid, Inc.                                             5,754
                                                          170   Medis Technologies Ltd. (a)                                 2,875
                                                           32   NL Industries, Inc.                                           349
                                                           91   NewMarket Corp.                                             3,701
                                                           64   Nuco2, Inc. (a)                                             1,614
                                                          199   OM Group, Inc. (a)                                          8,891
                                                          300   Omnova Solutions, Inc. (a)                                  1,638
                                                          100   Pioneer Cos., Inc. (a)                                      2,764
                                                          554   PolyOne Corp. (a)                                           3,379
                                                          140   Rockwood Holdings, Inc. (a)                                 3,875
                                                          176   Schulman A, Inc.                                            4,147
                                                          100   Senomyx, Inc. (a)                                           1,238
                                                          100   Tronox, Inc. Class A                                        1,440
                                                          100   Tronox, Inc. Class B                                        1,398
                                                          310   UAP Holding Corp.                                           8,014
                                                          414   WR Grace & Co. (a)                                         10,938
                                                                                                                      -----------
                                                                                                                          128,917
---------------------------------------------------------------------------------------------------------------------------------
Coal - 0.1%                                               300   Alpha Natural Resources, Inc. (a)                           4,689
                                                          600   International Coal Group, Inc. (a)                          3,150
                                                          100   James River Coal Co. (a)                                      747
                                                                                                                      -----------
                                                                                                                            8,586
---------------------------------------------------------------------------------------------------------------------------------
Commercial Information Services - 0.2%                    192   Arbitron, Inc.                                              9,014
                                                        2,757   CMGI, Inc. (a)                                              5,845
                                                          179   infoUSA, Inc.                                               1,722
                                                          108   LECG Corp. (a)                                              1,564
                                                                                                                      -----------
                                                                                                                           18,145
---------------------------------------------------------------------------------------------------------------------------------
Communications & Media - 0.1%                             372   Entravision Communications Corp. Class A (a)                3,474
                                                        1,500   Gemstar-TV Guide International, Inc. (a)                    6,285
                                                                                                                      -----------
                                                                                                                            9,759
---------------------------------------------------------------------------------------------------------------------------------
Communications Technology - 2.9%                        2,300   3Com Corp. (a)                                              8,993
                                                          400   Adtran, Inc.                                                9,740
                                                          106   Anaren, Inc. (a)                                            1,867
                                                          183   Anixter International, Inc. (a)                            12,067
                                                          300   Atheros Communications, Inc. (a)                            7,179
                                                          800   Avanex Corp. (a)                                            1,432
                                                          300   Avocent Corp. (a)                                           8,091
                                                           89   Bel Fuse, Inc.                                              3,445
                                                           97   Black Box Corp.                                             3,544
                                                        2,327   Brocade Communications Systems, Inc. (a)                   22,153
                                                          316   CSG Systems International, Inc. (a)                         7,906
                                                          100   Carrier Access Corp. (a)                                      511
                                                          100   Cbeyond Communications, Inc. (a)                            2,933
                                                          100   Cogent Communications Group, Inc. (a)                       2,363

BlackRock Series Fund, Inc.
BlackRock Small Cap Index Portfolio
Schedule of Investments as of March 31, 2007

                                                       Shares
Industry                                                 Held   Common Stocks                                             Value
---------------------------------------------------------------------------------------------------------------------------------
                                                          300   CommScope, Inc. (a)                                    $   12,870
                                                          100   Comtech Group, Inc. (a)                                     1,748
                                                          154   Comtech Telecommunications Corp. (a)                        5,964
                                                          161   Digi International, Inc. (a)                                2,045
                                                          219   Ditech Networks, Inc. (a)                                   1,778
                                                          100   EMS Technologies, Inc. (a)                                  1,927
                                                          219   Echelon Corp. (a)                                           2,308
                                                          774   Extreme Networks, Inc. (a)                                  3,274
                                                        1,377   Finisar Corp. (a)                                           4,819
                                                          800   Foundry Networks, Inc. (a)                                 10,856
                                                          513   Harmonic, Inc. (a)                                          5,038
                                                          150   Harris Stratex Networks, Inc. Class A (a)                   2,878
                                                          100   ID Systems, Inc. (a)                                        1,203
                                                          158   InPhonic, Inc. (a)                                          1,722
                                                          152   Inter-Tel, Inc.                                             3,593
                                                          262   InterVoice, Inc. (a)                                        1,740
                                                          195   Ixia (a)                                                    1,813
                                                          330   j2 Global Communications, Inc. (a)                          9,148
                                                          259   NETGEAR, Inc. (a)                                           7,389
                                                          208   Novatel Wireless, Inc. (a)                                  3,336
                                                           94   Oplink Communications, Inc. (a)                             1,689
                                                          309   Secure Computing Corp. (a)                                  2,379
                                                          200   Sirenza Microdevices, Inc. (a)                              1,724
                                                        1,500   Sonus Networks, Inc. (a)                                   12,105
                                                          140   Standard Microsystems Corp. (a)                             4,276
                                                        1,069   Sycamore Networks, Inc. (a)                                 3,998
                                                          120   Syniverse Holdings, Inc. (a)                                1,265
                                                        1,300   TIBCO Software, Inc. (a)                                   11,076
                                                          166   Talx Corp.                                                  5,500
                                                          345   Tekelec (a)                                                 5,144
                                                          157   Terremark Worldwide, Inc. (a)                               1,265
                                                          700   Utstarcom, Inc. (a)                                         5,803
                                                          153   Viasat, Inc. (a)                                            5,044
                                                          300   Vonage Holdings Corp. (a)                                   1,035
                                                          286   WebEx Communications, Inc. (a)                             16,262
                                                          501   Zhone Technologies, Inc. (a)                                  606
                                                                                                                      -----------
                                                                                                                          256,844
---------------------------------------------------------------------------------------------------------------------------------
Computer Services Software & Systems - 4.6%               100   Access Integrated Technologies, Inc. (a)                      543
                                                          300   Actuate Corp. (a)                                           1,566
                                                          383   Agile Software Corp. (a)                                    2,662
                                                          146   Altiris, Inc. (a)                                           4,805
                                                          100   American Reprographics Co. (a)                              3,079
                                                          100   Ansoft Corp. (a)                                            3,164
                                                          216   Ansys, Inc. (a)                                            10,966
                                                          401   Ariba, Inc. (a)                                             3,769
                                                          600   Art Technology Group, Inc. (a)                              1,392
                                                          516   Aspen Technology, Inc. (a)                                  6,708

BlackRock Series Fund, Inc.
BlackRock Small Cap Index Portfolio
Schedule of Investments as of March 31, 2007

                                                       Shares
Industry                                                 Held   Common Stocks                                             Value
---------------------------------------------------------------------------------------------------------------------------------
                                                          200   Audible, Inc. (a)                                      $    2,078
                                                        1,100   BearingPoint, Inc. (a)                                      8,426
                                                          200   Blackbaud, Inc.                                             4,884
                                                          100   Blackboard, Inc. (a)                                        3,363
                                                           81   Blue Coat Systems, Inc. (a)                                 2,975
                                                          564   Borland Software Corp. (a)                                  2,972
                                                          200   Bottomline Technologies, Inc. (a)                           2,180
                                                          200   CACI International, Inc. Class A (a)                        9,372
                                                          100   COMSYS IT Partners, Inc. (a)                                1,990
                                                          160   Chordiant Software, Inc. (a)                                1,656
                                                          303   Ciber, Inc. (a)                                             2,385
                                                          143   Concur Technologies, Inc. (a)                               2,497
                                                          100   Convera Corp. (a)                                             314
                                                          125   Covansys Corp. (a)                                          3,085
                                                          255   Dendrite International, Inc. (a)                            3,993
                                                          204   Digital River, Inc. (a)                                    11,271
                                                          116   EPIQ Systems, Inc. (a)                                      2,364
                                                           82   eCollege.com, Inc. (a)                                      1,472
                                                          373   Electronics for Imaging, Inc. (a)                           8,747
                                                          200   Emageon, Inc. (a)                                           2,200
                                                          285   Epicor Software Corp. (a)                                   3,964
                                                          158   Equinix, Inc. (a)                                          13,530
                                                          382   Gartner, Inc. Class A (a)                                   9,149
                                                          300   Hyperion Solutions Corp. (a)                               15,549
                                                          100   i2 Technologies, Inc. (a)                                   2,400
                                                          100   iGate Corp. (a)                                               824
                                                          124   Infocrossing, Inc. (a)                                      1,844
                                                          499   Informatica Corp. (a)                                       6,702
                                                          281   Internet Capital Group, Inc. (a)                            3,007
                                                          261   Interwoven, Inc. (a)                                        4,411
                                                          196   JDA Software Group, Inc. (a)                                2,946
                                                          122   Jupitermedia Corp. (a)                                        808
                                                          305   Keane, Inc. (a)                                             4,142
                                                          621   Lawson Software, Inc. (a)                                   5,024
                                                          368   Lionbridge Technologies, Inc. (a)                           1,873
                                                          339   Macrovision Corp. (a)                                       8,492
                                                          240   Magma Design Automation, Inc. (a)                           2,870
                                                          211   Manhattan Associates, Inc. (a)                              5,788
                                                           96   Mantech International Corp. Class A (a)                     3,207
                                                          158   Mapinfo Corp. (a)                                           3,181
                                                          528   Mentor Graphics Corp. (a)                                   8,628
                                                          152   Mercury Computer Systems, Inc. (a)                          2,108
                                                          186   Merge Technologies, Inc. (a)                                  902
                                                          101   MicroStrategy, Inc. Class A (a)                            12,765
                                                          224   Micros Systems, Inc. (a)                                   12,094
                                                          116   Ness Technologies, Inc. (a)                                 1,482
                                                          116   NetScout Systems, Inc. (a)                                  1,050

BlackRock Series Fund, Inc.
BlackRock Small Cap Index Portfolio
Schedule of Investments as of March 31, 2007

                                                       Shares
Industry                                                 Held   Common Stocks                                             Value
---------------------------------------------------------------------------------------------------------------------------------
                                                          781   Nuance Communications, Inc. (a)                        $   11,957
                                                          552   Openwave Systems, Inc. (a)                                  4,499
                                                          423   Opsware, Inc. (a)                                           3,067
                                                          113   PDF Solutions, Inc. (a)                                     1,276
                                                          198   Packeteer, Inc. (a)                                         2,459
                                                          694   Parametric Technology Corp. (a)                            13,248
                                                          100   Pegasystems, Inc.                                             925
                                                          288   Progress Software Corp. (a)                                 8,986
                                                          100   QAD, Inc.                                                     910
                                                          409   Quest Software, Inc. (a)                                    6,654
                                                          595   RealNetworks, Inc. (a)                                      4,671
                                                          100   RightNow Technologies, Inc. (a)                             1,638
                                                          200   SAVVIS, Inc. (a)                                            9,558
                                                           53   SI International, Inc. (a)                                  1,522
                                                           72   SPSS, Inc. (a)                                              2,599
                                                          200   SRA International, Inc. Class A (a)                         4,872
                                                          127   SYKES Enterprises, Inc. (a)                                 2,316
                                                          149   SafeNet, Inc. (a)                                           4,217
                                                          486   Sapient Corp. (a)                                           3,334
                                                          200   Sigma Designs, Inc. (a)                                     5,252
                                                          100   Smith Micro Software, Inc. (a)                              1,863
                                                          352   SonicWALL, Inc. (a)                                         2,943
                                                          500   Sybase, Inc. (a)                                           12,640
                                                          262   Transaction Systems Architects, Inc. Class A (a)            8,486
                                                          242   Trizetto Group (a)                                          4,842
                                                          201   Tyler Technologies, Inc. (a)                                2,553
                                                           84   Ultimate Software Group, Inc. (a)                           2,200
                                                          400   VA Software Corp. (a)                                       1,612
                                                          100   VASCO Data Security International, Inc. (a)                 1,783
                                                          209   Vignette Corp. (a)                                          3,881
                                                          369   webMethods, Inc. (a)                                        2,653
                                                          290   Websense, Inc. (a)                                          6,667
                                                          490   Wind River Systems, Inc. (a)                                4,871
                                                          159   Witness Systems, Inc. (a)                                   4,285
                                                          259   Zoran Corp. (a)                                             4,408
                                                                                                                      -----------
                                                                                                                          415,265
---------------------------------------------------------------------------------------------------------------------------------
Computer Technology - 1.0%                                668   Adaptec, Inc. (a)(g)                                        2,585
                                                          170   Advanced Analogic Technologies, Inc. (a)                    1,119
                                                          527   Emulex Corp. (a)                                            9,639
                                                          206   FalconStor Software, Inc. (a)                               2,147
                                                        1,618   Gateway, Inc. (a)                                           3,543
                                                          162   Hutchinson Technology, Inc. (a)                             3,783
                                                          219   Imation Corp.                                               8,843
                                                          305   Intermec, Inc. (a)                                          6,814
                                                          197   Komag, Inc. (a)                                             6,448
                                                          194   Mobility Electronics, Inc. (a)                                603

BlackRock Series Fund, Inc.
BlackRock Small Cap Index Portfolio
Schedule of Investments as of March 31, 2007

                                                       Shares
Industry                                                 Held   Common Stocks                                             Value
---------------------------------------------------------------------------------------------------------------------------------
                                                          100   Neoware Systems, Inc. (a)                              $    1,007
                                                          570   Palm, Inc. (a)                                             10,334
                                                          475   Perot Systems Corp. Class A (a)                             8,488
                                                        1,069   Quantum Corp. (a)                                           2,886
                                                          200   Rackable Systems, Inc. (a)                                  3,394
                                                          200   Radiant Systems, Inc. (a)                                   2,606
                                                          139   Radisys Corp. (a)                                           2,271
                                                          600   Safeguard Scientifics, Inc. (a)                             1,776
                                                           69   Stratasys, Inc. (a)                                         2,948
                                                          136   Synaptics, Inc. (a)                                         3,479
                                                          380   Trident Microsystems, Inc. (a)                              7,623
                                                                                                                      -----------
                                                                                                                           92,336
---------------------------------------------------------------------------------------------------------------------------------
Construction - 0.4%                                        85   Brookfield Homes Corp.                                      2,728
                                                          178   EMCOR Group, Inc. (a)                                      10,498
                                                          201   Granite Construction, Inc.                                 11,107
                                                           65   Perini Corp. (a)                                            2,396
                                                          178   Washington Group International, Inc. (a)                   11,823
                                                                                                                      -----------
                                                                                                                           38,552
---------------------------------------------------------------------------------------------------------------------------------
Consumer Electronics - 0.8%                               872   CNET Networks, Inc. (a)                                     7,595
                                                        1,700   Covad Communications Group, Inc. (a)                        2,159
                                                           98   DTS, Inc. (a)                                               2,375
                                                          804   EarthLink, Inc. (a)                                         5,909
                                                          216   InfoSpace, Inc. (a)                                         5,545
                                                          160   Internap Network Services Corp. (a)                         2,520
                                                          339   Ipass, Inc. (a)                                             1,705
                                                          100   LoJack Corp. (a)                                            1,898
                                                          178   Midway Games, Inc. (a)                                      1,112
                                                          155   NIC, Inc.                                                     831
                                                          200   NetFlix, Inc. (a)                                           4,638
                                                          100   ParkerVision, Inc. (a)                                      1,321
                                                          131   Sohu.com, Inc. (a)                                          2,807
                                                          403   THQ, Inc. (a)                                              13,779
                                                          400   Take-Two Interactive Software, Inc. (a)(f)                  8,056
                                                          428   United Online, Inc.                                         6,005
                                                          112   Universal Electronics, Inc. (a)                             3,120
                                                          100   WebSideStory, Inc. (a)                                      1,295
                                                                                                                      -----------
                                                                                                                           72,670
---------------------------------------------------------------------------------------------------------------------------------
Consumer Products - 0.6%                                  300   American Greetings Class A (g)                              6,963
                                                          106   Blyth, Inc.                                                 2,238
                                                           24   CSS Industries, Inc.                                          900
                                                           80   Mannatech, Inc.                                             1,285
                                                          199   Matthews International Corp. Class A                        8,099
                                                          203   Nautilus, Inc.                                              3,132
                                                          167   Oakley, Inc.                                                3,363
                                                          283   Playtex Products, Inc. (a)                                  3,840
                                                          120   RC2 Corp. (a)                                               4,847

BlackRock Series Fund, Inc.
BlackRock Small Cap Index Portfolio
Schedule of Investments as of March 31, 2007

                                                       Shares
Industry                                                 Held   Common Stocks                                             Value
---------------------------------------------------------------------------------------------------------------------------------
                                                          200   Spectrum Brands, Inc. (a)                              $    1,266
                                                          184   The Topps Co., Inc.                                         1,788
                                                          368   Tupperware Corp.                                            9,174
                                                           79   USANA Health Sciences, Inc. (a)                             3,703
                                                                                                                      -----------
                                                                                                                           50,598
---------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Metals &                          200   AptarGroup, Inc.                                           13,386
Glass - 0.4%                                               95   Greif, Inc.                                                10,555
                                                          210   Mobile Mini, Inc. (a)                                       5,624
                                                          160   Silgan Holdings, Inc.                                       8,178
                                                                                                                      -----------
                                                                                                                           37,743
---------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Paper &                           390   Graphic Packaging Corp. (a)                                 1,849
Plastic - 0.1%                                            200   Myers Industries, Inc.                                      3,736
                                                                                                                      -----------
                                                                                                                            5,585
---------------------------------------------------------------------------------------------------------------------------------
Copper - 0.1%                                             217   Mueller Industries, Inc.                                    6,532
---------------------------------------------------------------------------------------------------------------------------------
Cosmetics - 0.1%                                          165   Elizabeth Arden, Inc. (a)                                   3,600
                                                           52   Inter Parfums, Inc.                                         1,092
                                                          332   Nu Skin Enterprises, Inc. Class A                           5,485
                                                          100   Parlux Fragrances, Inc. (a)                                   558
                                                        1,144   Revlon, Inc. Class A (a)                                    1,224
                                                                                                                      -----------
                                                                                                                           11,959
---------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.4%                     700   The BISYS Group, Inc. (a)                                   8,022
                                                          162   Euronet Worldwide, Inc. (a)                                 4,351
                                                          354   F.N.B. Corp.                                                5,965
                                                          320   Freedom Acquisition Holdings, Inc. (a)                      3,062
                                                          100   Greenhill & Co., Inc.                                       6,139
                                                          100   Huron Consulting Group, Inc. (a)                            6,084
                                                          100   Rewards Network, Inc. (a)                                     530
                                                          264   USI Holdings Corp. (a)                                      4,448
                                                                                                                      -----------
                                                                                                                           38,601
---------------------------------------------------------------------------------------------------------------------------------
Diversified Materials & Processing - 0.7%                 297   Acuity Brands, Inc.                                        16,169
                                                          234   Barnes Group, Inc.                                          5,384
                                                          238   Brady Corp.                                                 7,426
                                                          318   Clarcor, Inc.                                              10,112
                                                          497   Hexcel Corp. (a)                                            9,865
                                                          100   Koppers Holdings, Inc.                                      2,566
                                                          478   Olin Corp.                                                  8,097
                                                          159   Tredegar Corp.                                              3,624
                                                                                                                      -----------
                                                                                                                           63,243
---------------------------------------------------------------------------------------------------------------------------------
Drug & Grocery Store Chains - 0.6%                        357   Casey's General Stores, Inc.                                8,929
                                                          144   Great Atlantic & Pacific Tea Co.                            4,778
                                                          107   Ingles Markets, Inc. Class A                                4,370
                                                          183   Longs Drug Stores Corp.                                     9,450
                                                           91   Nash Finch Co.                                              3,136
                                                          380   Pathmark Stores, Inc. (a)                                   4,864
                                                          196   Ruddick Corp.                                               5,896

BlackRock Series Fund, Inc.
BlackRock Small Cap Index Portfolio
Schedule of Investments as of March 31, 2007

                                                       Shares
Industry                                                 Held   Common Stocks                                             Value
---------------------------------------------------------------------------------------------------------------------------------
                                                          104   Smart & Final, Inc. (a)                                $    2,264
                                                          100   Spartan Stores, Inc.                                        2,680
                                                           61   Weis Markets, Inc.                                          2,727
                                                          219   Wild Oats Markets, Inc. (a)                                 3,986
                                                                                                                      -----------
                                                                                                                           53,080
---------------------------------------------------------------------------------------------------------------------------------
Drugs & Pharmaceuticals - 2.3%                            350   AVANIR Pharmaceuticals Class A (a)                            427
                                                          150   Adams Respiratory Therapeutics, Inc. (a)                    5,044
                                                          286   Adolor Corp. (a)                                            2,502
                                                          300   Akorn, Inc. (a)                                             2,025
                                                          569   Alkermes, Inc. (a)                                          8,785
                                                          241   Alpharma, Inc. Class A                                      5,803
                                                          100   Anadys Pharmaceuticals, Inc. (a)                              397
                                                          256   Atherogenics, Inc. (a)(f)                                     719
                                                          100   Auxilium Pharmaceuticals, Inc. (a)                          1,468
                                                           73   Bentley Pharmaceuticals, Inc. (a)                             598
                                                          200   BioCryst Pharmaceuticals, Inc. (a)                          1,674
                                                          468   BioMarin Pharmaceuticals, Inc. (a)                          8,078
                                                          100   Bradley Pharmaceuticals, Inc. (a)                           1,919
                                                          286   CV Therapeutics, Inc. (a)                                   2,251
                                                          100   Caraco Pharmaceutical Laboratories Ltd. (a)                 1,218
                                                          122   Chattem, Inc. (a)                                           7,191
                                                          657   Dendreon Corp. (a)(f)                                       8,495
                                                          400   Depomed, Inc. (a)                                           1,428
                                                          382   Durect Corp. (a)                                            1,589
                                                          200   Emisphere Technologies, Inc. (a)                              640
                                                          250   Enzo Biochem, Inc. (a)                                      3,770
                                                          100   Hi-Tech Pharmacal Co., Inc. (a)                             1,115
                                                          500   Indevus Pharmaceuticals, Inc. (a)                           3,535
                                                          488   Isis Pharmaceuticals, Inc. (a)                              4,524
                                                          250   KV Pharmaceutical Co. Class A (a)                           6,182
                                                          500   MGI Pharma, Inc. (a)                                       11,235
                                                          698   Medarex, Inc. (a)                                           9,032
                                                          327   Medicines Co. (a)                                           8,201
                                                          300   Medicis Pharmaceutical Corp. Class A                        9,246
                                                          600   Nektar Therapeutics (a)                                     7,836
                                                          100   New River Pharmaceuticals, Inc. (a)                         6,363
                                                          600   Novavax, Inc. (a)                                           1,554
                                                          170   Noven Pharmaceuticals, Inc. (a)                             3,944
                                                          321   Onyx Pharmaceuticals, Inc. (a)                              7,974
                                                          270   Pain Therapeutics, Inc. (a)                                 2,117
                                                          233   Par Pharmaceutical Cos., Inc. (a)                           5,853
                                                          133   Penwest Pharmaceuticals Co. (a)                             1,341
                                                          441   Perrigo Co.                                                 7,788
                                                           92   Pharmion Corp. (a)                                          2,419
                                                          195   Pozen, Inc. (a)                                             2,876
                                                          100   Quidel Corp. (a)                                            1,200
                                                          222   Regeneron Pharmaceuticals, Inc. (a)                         4,800

BlackRock Series Fund, Inc.
BlackRock Small Cap Index Portfolio
Schedule of Investments as of March 31, 2007

                                                       Shares
Industry                                                 Held   Common Stocks                                             Value
---------------------------------------------------------------------------------------------------------------------------------
                                                          100   Renovis, Inc. (a)                                      $      350
                                                          353   Salix Pharmaceuticals Ltd. (a)                              4,448
                                                          200   Santarus, Inc. (a)                                          1,408
                                                          185   Sciele Pharma, Inc. (a)                                     4,381
                                                          100   Somaxon Pharmaceuticals, Inc. (a)                           1,220
                                                          269   SuperGen, Inc. (a)                                          1,587
                                                          132   United Therapeutics Corp. (a)                               7,099
                                                          500   Valeant Pharmaceuticals International                       8,645
                                                          100   Xenoport, Inc. (a)                                          2,786
                                                                                                                      -----------
                                                                                                                          207,080
---------------------------------------------------------------------------------------------------------------------------------
Education Services - 0.5%                                 188   Bright Horizons Family Solutions, Inc. (a)                  7,097
                                                          500   Corinthian Colleges, Inc. (a)                               6,875
                                                          400   DeVry, Inc.                                                11,740
                                                           86   Educate, Inc. (a)                                             659
                                                          102   Strayer Education, Inc.                                    12,750
                                                           84   Universal Technical Institute, Inc. (a)                     1,939
                                                                                                                      -----------
                                                                                                                           41,060
---------------------------------------------------------------------------------------------------------------------------------
Electrical & Electronics - 0.2%                           390   Benchmark Electronics, Inc. (a)                             8,057
                                                          112   OSI Systems, Inc. (a)                                       2,961
                                                          261   Plexus Corp. (a)                                            4,476
                                                          298   TTM Technologies, Inc. (a)                                  2,843
                                                          108   Universal Display Corp. (a)                                 1,630
                                                                                                                      -----------
                                                                                                                           19,967
---------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment & Components - 1.0%                   96   AO Smith Corp.                                              3,669
                                                          180   American Superconductor Corp. (a)                           2,425
                                                          305   Baldor Electric Co.                                        11,511
                                                          208   CTS Corp.                                                   2,875
                                                          166   Cohu, Inc.                                                  3,121
                                                          100   Color Kinetics, Inc. (a)                                    1,943
                                                           94   Franklin Electric Co., Inc.                                 4,371
                                                          338   General Cable Corp. (a)                                    18,059
                                                          172   Genlyte Group, Inc. (a)                                    12,135
                                                          160   Littelfuse, Inc. (a)                                        6,496
                                                          198   MKS Instruments, Inc. (a)                                   5,053
                                                           70   Powell Industries, Inc. (a)                                 2,240
                                                          490   Power-One, Inc. (a)                                         2,803
                                                          135   Sonic Solutions, Inc. (a)                                   1,904
                                                          427   Taser International, Inc. (a)                               3,425
                                                          244   Technitrol, Inc.                                            6,390
                                                           92   Triumph Group, Inc.                                         5,091
                                                                                                                      -----------
                                                                                                                           93,511
---------------------------------------------------------------------------------------------------------------------------------
Electrical: Household Appliance - 0.0%                     20   National Presto Industries, Inc.                            1,233
---------------------------------------------------------------------------------------------------------------------------------
Electronics - 0.7%                                        408   Aeroflex, Inc. (a)                                          5,365
                                                          214   Agilysys, Inc. (g)                                          4,809
                                                          200   Avid Technology, Inc. (a)                                   6,976
                                                          258   Daktronics, Inc.                                            7,080

BlackRock Series Fund, Inc.
BlackRock Small Cap Index Portfolio
Schedule of Investments as of March 31, 2007

                                                       Shares
Industry                                                 Held   Common Stocks                                             Value
---------------------------------------------------------------------------------------------------------------------------------
                                                          400   Flir Systems, Inc. (a)                                 $   14,268
                                                          134   II-VI, Inc. (a)                                             4,536
                                                          491   Kopin Corp. (a)                                             1,660
                                                          726   MRV Communications, Inc. (a)                                2,577
                                                          249   Methode Electronics, Inc.                                   3,678
                                                           57   Multi-Fineline Electronix, Inc. (a)                           875
                                                          105   Park Electrochemical Corp.                                  2,848
                                                          400   Semtech Corp. (a)                                           5,392
                                                           42   Supertex, Inc. (a)                                          1,395
                                                                                                                      -----------
                                                                                                                           61,459
---------------------------------------------------------------------------------------------------------------------------------
Electronics: Instruments, Gauges &                        155   Itron, Inc. (a)                                            10,081
Meters - 0.1%                                              56   Measurement Specialties, Inc. (a)                           1,263
                                                          100   Zygo Corp. (a)                                              1,601
                                                                                                                      -----------
                                                                                                                           12,945
---------------------------------------------------------------------------------------------------------------------------------
Electronics: Medical Systems - 0.9%                       400   Affymetrix, Inc. (a)                                       12,028
                                                           65   Analogic Corp.                                              4,087
                                                           93   Aspect Medical Systems, Inc. (a)                            1,450
                                                          200   Bruker BioSciences Corp. (a)                                2,104
                                                          152   Candela Corp. (a)                                           1,736
                                                           66   Datascope Corp.                                             2,389
                                                          310   eResearch Technology, Inc. (a)                              2,437
                                                          156   Greatbatch, Inc. (a)                                        3,978
                                                          143   Haemonetics Corp. (a)                                       6,685
                                                          200   HealthTronics, Inc. (a)                                     1,078
                                                          344   Hologic, Inc. (a)                                          19,828
                                                          256   Illumina, Inc. (a)                                          7,501
                                                           63   IntraLase Corp. (a)                                         1,574
                                                          143   Luminex Corp. (a)                                           1,962
                                                          100   Neurometrix, Inc. (a)                                         971
                                                          100   Natus Medical, Inc. (a)                                     1,777
                                                          100   NxStage Medical, Inc. (a)                                   1,332
                                                          116   Quality Systems, Inc.                                       4,640
                                                          100   Sirona Dental Systems, Inc.                                 3,446
                                                          148   Zoll Medical Corp. (a)                                      3,944
                                                                                                                      -----------
                                                                                                                           84,947
---------------------------------------------------------------------------------------------------------------------------------
Electronics: Semi-Conductors/                             278   AMIS Holdings, Inc. (a)                                     3,044
Components - 1.8%                                         191   Actel Corp. (a)                                             3,155
                                                          600   Amkor Technology, Inc. (a)                                  7,488
                                                          300   Anadigics, Inc. (a)                                         3,546
                                                        1,800   Applied Micro Circuits Corp. (a)                            6,570
                                                          600   Bookham, Inc. (a)                                           1,362
                                                          508   Cirrus Logic, Inc. (a)                                      3,891
                                                        2,900   Conexant Systems, Inc. (a)                                  4,785
                                                          213   DSP Group, Inc. (a)                                         4,047
                                                           91   Diodes, Inc. (a)                                            3,171
                                                          196   Exar Corp. (a)                                              2,595

BlackRock Series Fund, Inc.
BlackRock Small Cap Index Portfolio
Schedule of Investments as of March 31, 2007

                                                       Shares
Industry                                                 Held   Common Stocks                                             Value
---------------------------------------------------------------------------------------------------------------------------------
                                                           64   Excel Technology, Inc. (a)                             $    1,749
                                                           90   First Solar, Inc. (a)                                       4,681
                                                          298   Formfactor, Inc. (a)                                       13,335
                                                          194   Genesis Microchip, Inc. (a)                                 1,802
                                                          100   Hittite Microwave Corp. (a)                                 4,017
                                                          153   IXYS Corp. (a)                                              1,565
                                                          100   Ikanos Communications, Inc. (a)                               777
                                                          694   Lattice Semiconductor Corp. (a)                             4,060
                                                          242   MIPS Technologies, Inc. (a)                                 2,161
                                                          421   Micrel, Inc. (a)                                            4,639
                                                          374   Microsemi Corp. (a)                                         7,783
                                                          297   Microtune, Inc. (a)                                         1,224
                                                          600   Mindspeed Technologies, Inc. (a)                            1,302
                                                          100   MoSys, Inc. (a)                                               840
                                                          100   Monolithic Power Systems, Inc. (a)                          1,290
                                                          100   Netlogic Microsystems, Inc. (a)                             2,662
                                                          838   ON Semiconductor Corp. (a)                                  7,475
                                                          382   Omnivision Technologies, Inc. (a)(f)                        4,951
                                                          117   PLX Technology, Inc. (a)                                    1,140
                                                          183   Pericom Semiconductor Corp. (a)                             1,790
                                                        1,186   RF Micro Devices, Inc. (a)                                  7,389
                                                          255   SiRF Technology Holdings, Inc. (a)                          7,079
                                                          472   Silicon Image, Inc. (a)                                     3,852
                                                          593   Silicon Storage Technology, Inc. (a)                        2,923
                                                          955   Skyworks Solutions, Inc. (a)                                5,491
                                                          100   SunPower Corp. Class A (a)                                  4,550
                                                          261   Tessera Technologies, Inc. (a)                             10,372
                                                          800   TranSwitch Corp. (a)                                        1,272
                                                        1,000   Transmeta Corp. (a)                                           570
                                                        1,039   TriQuint Semiconductor, Inc. (a)                            5,195
                                                           42   Volterra Semiconductor Corp. (a)                              549
                                                                                                                      -----------
                                                                                                                          162,139
---------------------------------------------------------------------------------------------------------------------------------
Electronics: Technology - 0.5%                            100   3D Systems Corp. (a)                                        2,191
                                                          100   Acacia Research - Acacia Technologies (a)(g)                1,582
                                                          100   American Science & Engineering, Inc. (a)                    5,267
                                                          224   Checkpoint Systems, Inc. (a)                                5,300
                                                          200   Cogent, Inc. (a)                                            2,690
                                                          186   Coherent, Inc. (a)                                          5,904
                                                           86   Cubic Corp.                                                 1,861
                                                           90   EDO Corp.                                                   2,358
                                                          100   Eagle Test Systems, Inc. (a)                                1,664
                                                          100   Gerber Scientific, Inc. (a)                                 1,061
                                                          100   Herley Industries, Inc. (a)                                 1,562
                                                           81   Innovative Solutions & Support, Inc. (a)                    2,051

BlackRock Series Fund, Inc.
BlackRock Small Cap Index Portfolio
Schedule of Investments as of March 31, 2007

                                                       Shares
Industry                                                 Held   Common Stocks                                             Value
---------------------------------------------------------------------------------------------------------------------------------
                                                          200   Ionatron, Inc. (a)                                     $      932
                                                          534   Kemet Corp. (a)                                             4,085
                                                          100   Maxwell Technologies, Inc. (a)                              1,252
                                                          152   ScanSource, Inc. (a)                                        4,080
                                                                                                                      -----------
                                                                                                                           43,840
---------------------------------------------------------------------------------------------------------------------------------
Energy Equipment - 0.0%                                   500   Capstone Turbine Corp. (a)                                    530
                                                          100   Metretek Technologies, Inc. (a)                             1,334
                                                          423   Plug Power, Inc. (a)                                        1,337
                                                                                                                      -----------
                                                                                                                            3,201
---------------------------------------------------------------------------------------------------------------------------------
Energy Miscellaneous - 0.4%                                70   Alon USA Energy, Inc.                                       2,534
                                                          180   Aventine Renewable Energy Holdings, Inc. (a)                3,280
                                                           81   Crosstex Energy, Inc.                                       2,329
                                                          100   Dawson Geophysical Co. (a)(g)                               4,953
                                                          380   Evergreen Energy, Inc. (a)                                  2,497
                                                          400   Evergreen Solar, Inc. (a)                                   3,900
                                                          312   FuelCell Energy, Inc. (a)                                   2,452
                                                          100   Matrix Service Co. (a)                                      2,023
                                                           76   Ormat Technologies, Inc.                                    3,189
                                                          100   Pacific Ethanol, Inc. (a)                                   1,701
                                                          108   Penn Virginia Corp.                                         7,927
                                                          800   Rentech, Inc. (a)                                           2,512
                                                          248   Syntroleum Corp. (a)                                          774
                                                                                                                      -----------
                                                                                                                           40,071
---------------------------------------------------------------------------------------------------------------------------------
Engineering & Contracting Services - 0.3%                 100   Clean Harbors, Inc. (a)                                     4,522
                                                          272   Dycom Industries, Inc. (a)                                  7,088
                                                          100   InfraSource Services, Inc. (a)                              3,053
                                                           45   Layne Christensen Co. (a)                                   1,639
                                                          450   SAIC, Inc. (a)                                              7,794
                                                                                                                      -----------
                                                                                                                           24,096
---------------------------------------------------------------------------------------------------------------------------------
Entertainment - 0.3%                                       64   Carmike Cinemas, Inc.                                       1,485
                                                          100   Dover Motorsports, Inc.                                       525
                                                          213   Gaylord Entertainment Co. (a)                              11,261
                                                          400   Live Nation (a)                                             8,824
                                                          167   Lodgenet Entertainment Corp. (a)                            5,130
                                                           85   Speedway Motorsports, Inc.                                  3,294
                                                                                                                      -----------
                                                                                                                           30,519
---------------------------------------------------------------------------------------------------------------------------------
Fertilizers - 0.1%                                        555   Terra Industries, Inc. (a)                                  9,713
---------------------------------------------------------------------------------------------------------------------------------
Finance Companies - 0.2%                                  129   Accredited Home Lenders Holding Co. (a)                     1,196
                                                           75   Asta Funding, Inc.                                          3,238
                                                          200   International Securities Exchange, Inc.                     9,760
                                                          100   MVC Capital, Inc.                                           1,565
                                                           91   World Acceptance Corp. (a)                                  3,635
                                                                                                                      -----------
                                                                                                                           19,394
---------------------------------------------------------------------------------------------------------------------------------
Finance: Small Loan - 0.1%                                450   Advance America, Cash Advance Centers, Inc.                 6,925
                                                          100   Dollar Financial Corp. (a)                                  2,530
                                                                                                                      -----------
                                                                                                                            9,455
---------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc.
BlackRock Small Cap Index Portfolio
Schedule of Investments as of March 31, 2007

                                                       Shares
Industry                                                 Held   Common Stocks                                             Value
---------------------------------------------------------------------------------------------------------------------------------
Financial Data Processing Services &                      173   Advent Software, Inc. (a)                              $    6,033
Systems - 0.9%                                            111   CompuCredit Corp. (a)                                       3,465
                                                          217   CyberSource Corp. (a)                                       2,715
                                                          300   Deluxe Corp.                                               10,059
                                                          301   eFunds Corp. (a)                                            8,025
                                                          181   eSpeed, Inc. Class A (a)                                    1,719
                                                          100   Heartland Payment Systems, Inc.                             2,364
                                                          384   Hypercom Corp. (a)                                          2,289
                                                          500   Jack Henry & Associates, Inc.                              12,025
                                                          200   John H. Harland Co.                                        10,246
                                                          214   Kronos, Inc. (a)                                           11,449
                                                          100   Online Resources Corp. (a)                                  1,147
                                                          100   TNS, Inc. (a)                                               1,609
                                                          200   TradeStation Group, Inc. (a)                                2,518
                                                          270   Wright Express Corp. (a)                                    8,189
                                                                                                                      -----------
                                                                                                                           83,852
---------------------------------------------------------------------------------------------------------------------------------
Financial Information Services - 0.3%                     100   Bankrate, Inc. (a)                                          3,524
                                                          320   INVESTools, Inc. (a)                                        4,448
                                                          200   Interactive Data Corp.                                      4,950
                                                          100   Morningstar, Inc. (a)                                       5,164
                                                          660   Move, Inc. (a)                                              3,656
                                                          430   S1 Corp. (a)                                                2,580
                                                          100   TheStreet.com, Inc.                                         1,225
                                                                                                                      -----------
                                                                                                                           25,547
---------------------------------------------------------------------------------------------------------------------------------
Financial Miscellaneous - 0.8%                            145   Advanta Corp. Class B                                       6,357
                                                           33   Asset Acceptance Capital Corp. (a)                            511
                                                          203   Cash America International, Inc.                            8,323
                                                           71   Federal Agricultural Mortgage Corp. Class B                 1,931
                                                          189   Financial Federal Corp.                                     4,974
                                                          186   First Cash Financial Services, Inc. (a)                     4,144
                                                          200   Global Cash Access, Inc. (a)                                3,338
                                                          119   Harris & Harris Group, Inc. (a)                             1,537
                                                          127   LandAmerica Financial Group, Inc.                           9,387
                                                           90   Portfolio Recovery Associates, Inc. (a)                     4,019
                                                           53   Sanders Morris Harris Group, Inc.                             564
                                                          321   Sotheby's Holdings, Inc. Class A                           14,278
                                                          193   Sterling Bancorp                                            3,493
                                                          106   Stewart Information Services Corp.                          4,430
                                                           53   Triad Guaranty, Inc. (a)                                    2,195
                                                           48   WSFS Financial Corp.                                        3,095
                                                                                                                      -----------
                                                                                                                           72,576
---------------------------------------------------------------------------------------------------------------------------------
Foods - 1.2%                                              289   Chiquita Brands International, Inc.                         4,052
                                                          100   Diamond Foods, Inc.                                         1,665
                                                          328   Flowers Foods, Inc.                                         9,896
                                                          192   Hain Celestial Group, Inc. (a)                              5,773
                                                           60   J&J Snack Foods Corp.                                       2,369

BlackRock Series Fund, Inc.
BlackRock Small Cap Index Portfolio
Schedule of Investments as of March 31, 2007

                                                       Shares
Industry                                                 Held   Common Stocks                                             Value
---------------------------------------------------------------------------------------------------------------------------------
                                                          195   Lance, Inc.                                            $    3,947
                                                          100   M&F Worldwide Corp. (a)                                     4,761
                                                          100   Medifast, Inc. (a)                                            716
                                                          300   NBTY, Inc. (a)                                             15,912
                                                          222   Performance Food Group Co. (a)                              6,853
                                                          200   Pilgrim's Pride Corp.                                       6,638
                                                           70   Premium Standard Farms, Inc.                                1,473
                                                          194   Ralcorp Holdings, Inc. (a)                                 12,474
                                                           78   Sanderson Farms, Inc.                                       2,891
                                                            2   Seaboard Corp.                                              4,520
                                                          289   Sensient Technologies Corp.                                 7,450
                                                          209   Tootsie Roll Industries, Inc.                               6,266
                                                          200   TreeHouse Foods, Inc. (a)                                   6,094
                                                                                                                      -----------
                                                                                                                          103,750
---------------------------------------------------------------------------------------------------------------------------------
Forest Products - 0.1%                                     54   Deltic Timber Corp.                                         2,590
                                                           93   Universal Forest Products, Inc.                             4,608
                                                                                                                      -----------
                                                                                                                            7,198
---------------------------------------------------------------------------------------------------------------------------------
Forms & Bulk Printing Services - 0.1%                     193   Ennis, Inc.                                                 5,165
                                                          100   The Standard Register Co.                                   1,265
                                                                                                                      -----------
                                                                                                                            6,430
---------------------------------------------------------------------------------------------------------------------------------
Funeral Parlors & Cemeteries - 0.1%                       653   Stewart Enterprises, Inc. Class A                           5,263
---------------------------------------------------------------------------------------------------------------------------------
Glass - 0.1%                                              219   Apogee Enterprises, Inc.                                    4,389
---------------------------------------------------------------------------------------------------------------------------------
Gold - 0.1%                                             1,847   Coeur d'Alene Mines Corp. (a)                               7,591
                                                          133   Royal Gold, Inc.                                            4,003
                                                                                                                      -----------
                                                                                                                           11,594
---------------------------------------------------------------------------------------------------------------------------------
Health Care Facilities - 0.7%                             100   Capital Senior Living Corp. (a)                             1,161
                                                          100   Five Star Quality Care, Inc. (a)                            1,028
                                                          143   Genesis HealthCare Corp. (a)                                9,025
                                                          150   Kindred Healthcare, Inc. (a)                                4,917
                                                          114   LCA-Vision, Inc.                                            4,696
                                                          100   MedCath Corp. (a)                                           2,730
                                                           32   National Healthcare Corp.                                   1,631
                                                          342   Psychiatric Solutions, Inc. (a)                            13,786
                                                          100   Radiation Therapy Services, Inc. (a)                        3,064
                                                           96   Res-Care, Inc. (a)                                          1,680
                                                          200   Sun Healthcare Group, Inc. (a)                              2,470
                                                          294   Sunrise Senior Living, Inc. (a)                            11,619
                                                          297   United Surgical Partners International, Inc. (a)            9,151
                                                                                                                      -----------
                                                                                                                           66,958
---------------------------------------------------------------------------------------------------------------------------------
Health Care Management Services - 0.5%                    300   AMERIGROUP Corp. (a)                                        9,120
                                                          211   Allscripts Healthcare Solutions, Inc. (a)                   5,657
                                                          215   Amsurg Corp. (a)                                            5,265
                                                          284   Centene Corp. (a)                                           5,961
                                                           63   Computer Programs & Systems, Inc.                           1,690
                                                           42   Corvel Corp. (a)                                            1,270
                                                          223   Eclipsys Corp. (a)                                          4,297

BlackRock Series Fund, Inc.
BlackRock Small Cap Index Portfolio
Schedule of Investments as of March 31, 2007

                                                       Shares
Industry                                                 Held   Common Stocks                                             Value
---------------------------------------------------------------------------------------------------------------------------------
                                                          100   HealthSpring, Inc. (a)                                 $    2,355
                                                          100   Horizon Health Corp. (a)                                    1,955
                                                           58   Molina Healthcare, Inc. (a)                                 1,774
                                                          100   Omnicell, Inc. (a)                                          2,092
                                                          200   Phase Forward, Inc. (a)                                     2,626
                                                          100   Vital Images, Inc. (a)                                      3,326
                                                                                                                      -----------
                                                                                                                           47,388
---------------------------------------------------------------------------------------------------------------------------------
Health Care Services - 0.5%                               107   Alliance Imaging, Inc. (a)                                    934
                                                          130   Amedisys, Inc. (a)                                          4,216
                                                          315   Apria Healthcare Group, Inc. (a)                           10,159
                                                           73   Bio-Reference Labs, Inc. (a)                                1,854
                                                          193   Gentiva Health Services, Inc. (a)                           3,893
                                                          245   Healthcare Services Group                                   7,019
                                                          202   Healthways, Inc. (a)                                        9,444
                                                          200   Hythiam, Inc. (a)                                           1,360
                                                          115   Matria Healthcare, Inc. (a)                                 3,031
                                                          161   Odyssey HealthCare, Inc. (a)                                2,114
                                                           72   Symbion, Inc. (a)                                           1,412
                                                           78   VistaCare, Inc. Class A (a)                                   679
                                                                                                                      -----------
                                                                                                                           46,115
---------------------------------------------------------------------------------------------------------------------------------
Homebuilding - 0.2%                                       300   Hovnanian Enterprises, Inc. Class A (a)                     7,548
                                                           86   Levitt Corp. Class A                                          801
                                                           89   M/I Homes, Inc.                                             2,363
                                                          100   Meritage Homes Corp. (a)                                    3,212
                                                           52   Technical Olympic USA, Inc.                                   207
                                                          207   WCI Communities, Inc. (a)                                   4,417
                                                                                                                      -----------
                                                                                                                           18,548
---------------------------------------------------------------------------------------------------------------------------------
Hotel/Motel - 0.1%                                        100   Lodgian, Inc. (a)                                           1,336
                                                          111   Marcus Corp.                                                2,582
                                                          100   Morgans Hotel Group Co. (a)                                 2,101
                                                                                                                      -----------
                                                                                                                            6,019
---------------------------------------------------------------------------------------------------------------------------------
Household Furnishings - 0.5%                               60   American Woodmark Corp.                                     2,206
                                                          205   Ethan Allen Interiors, Inc.                                 7,245
                                                          306   Furniture Brands International, Inc.                        4,829
                                                          144   Haverty Furniture Cos., Inc.                                2,016
                                                          378   La-Z-Boy, Inc. (f)                                          4,680
                                                          100   Lifetime Brands, Inc.                                       2,089
                                                          100   Sealy Corp.                                                 1,748
                                                          387   Select Comfort Corp. (a)                                    6,889
                                                           52   Stanley Furniture Co., Inc.                                 1,082
                                                          300   Tempur-Pedic International, Inc.                            7,797
                                                                                                                      -----------
                                                                                                                           40,581
---------------------------------------------------------------------------------------------------------------------------------
Identification Control & Filter Devices - 0.6%            169   Advanced Energy Industries, Inc. (a)                        3,556
                                                          259   Asyst Technologies, Inc. (a)                                1,821
                                                          100   Badger Meter, Inc.                                          2,655
                                                          158   ESCO Technologies, Inc. (a)                                 7,082

BlackRock Series Fund, Inc.
BlackRock Small Cap Index Portfolio
Schedule of Investments as of March 31, 2007

                                                       Shares
Industry                                                 Held   Common Stocks                                             Value
---------------------------------------------------------------------------------------------------------------------------------
                                                          100   Flanders Corp. (a)                                     $      725
                                                           48   The Gorman-Rupp Co.                                         1,537
                                                          396   L-1 Identity Solutions, Inc. (a)                            6,538
                                                          134   Mine Safety Appliances Co.                                  5,636
                                                          206   Paxar Corp. (a)                                             5,912
                                                          200   RAE Systems, Inc. (a)                                         574
                                                           52   Robbins & Myers, Inc.                                       1,939
                                                          190   Veeco Instruments, Inc. (a)                                 3,705
                                                          105   Vicor Corp.                                                 1,052
                                                          174   Watts Water Technologies, Inc. Class A                      6,617
                                                          167   X-Rite, Inc.                                                2,163
                                                                                                                      -----------
                                                                                                                           51,512
---------------------------------------------------------------------------------------------------------------------------------
Industrial Products - 0.1%                                200   Smith & Wesson Holding Corp. (a)                            2,618
                                                          100   TAL International Group, Inc.                               2,400
                                                                                                                      -----------
                                                                                                                            5,018
---------------------------------------------------------------------------------------------------------------------------------
Insurance: Life - 0.4%                                    374   American Equity Investment Life Holding Co.                 4,911
                                                          228   Delphi Financial Group Class A (g)                          9,172
                                                          100   Great American Financial Resources, Inc.                    2,448
                                                           14   Kansas City Life Insurance Co.                                627
                                                           16   National Western Life Insurance Co. Class A                 3,917
                                                          586   The Phoenix Cos., Inc.                                      8,134
                                                          112   Presidential Life Corp.                                     2,209
                                                          206   Universal American Financial Corp. (a)                      3,992
                                                                                                                      -----------
                                                                                                                           35,410
---------------------------------------------------------------------------------------------------------------------------------
Insurance: Multi-Line - 0.5%                              186   Alfa Corp.                                                  3,437
                                                           66   CNA Surety Corp. (a)                                        1,393
                                                          100   Crawford & Co. Class B                                        580
                                                           65   FBL Financial Group, Inc. Class A                           2,543
                                                          145   HealthExtras, Inc. (a)                                      4,173
                                                          190   Hilb Rogal & Hobbs Co.                                      9,319
                                                          256   Horace Mann Educators Corp.                                 5,261
                                                          200   Meadowbrook Insurance Group, Inc. (a)                       2,198
                                                          100   Pico Holdings, Inc. (a)                                     4,271
                                                          220   Zenith National Insurance Corp.                            10,399
                                                                                                                      -----------
                                                                                                                           43,574
---------------------------------------------------------------------------------------------------------------------------------
Insurance: Property-Casualty - 1.3%                       210   21st Century Insurance Group                                4,452
                                                          100   Affirmative Insurance Holdings, Inc.                        1,730
                                                          100   American Physicians Capital, Inc. (a)                       4,008
                                                          178   Argonaut Group, Inc. (a)                                    5,760
                                                           35   Baldwin & Lyons, Inc. Class B                                 891
                                                           75   Bristol West Holdings, Inc.                                 1,663
                                                          300   Commerce Group, Inc.                                        9,012
                                                          100   Darwin Professional Underwriters, Inc. (a)                  2,515
                                                          120   Direct General Corp.                                        2,551
                                                          100   Donegal Group, Inc. Class A                                 1,698

BlackRock Series Fund, Inc.
BlackRock Small Cap Index Portfolio
Schedule of Investments as of March 31, 2007

                                                       Shares
Industry                                                 Held   Common Stocks                                             Value
---------------------------------------------------------------------------------------------------------------------------------
                                                          330   Employers Holdings, Inc. (a)                           $    6,607
                                                           64   FPIC Insurance Group, Inc. (a)                              2,859
                                                           87   First Acceptance Corp. (a)                                    911
                                                          400   Fremont General Corp.                                       2,772
                                                           65   Harleysville Group, Inc.                                    2,112
                                                          150   Infinity Property & Casualty Corp.                          7,029
                                                           44   The Midland Co.                                             1,866
                                                          100   National Interstate Corp.                                   2,576
                                                           73   Navigators Group, Inc. (a)                                  3,662
                                                          426   Ohio Casualty Corp.                                        12,759
                                                          210   PMA Capital Corp. Class A (a)                               1,972
                                                          160   ProAssurance Corp. (a)                                      8,184
                                                          136   RLI Corp.                                                   7,470
                                                           82   Safety Insurance Group, Inc.                                3,290
                                                          100   SeaBright Insurance Holdings, Inc. (a)                      1,840
                                                          388   Selective Insurance Group                                   9,878
                                                           70   State Auto Financial Corp.                                  2,249
                                                          125   Tower Group, Inc.                                           4,028
                                                          110   United Fire & Casualty Co.                                  3,864
                                                                                                                      -----------
                                                                                                                          120,208
---------------------------------------------------------------------------------------------------------------------------------
Investment Management Companies - 0.6%                    591   Apollo Investment Corp.                                    12,647
                                                          277   Ares Capital Corp.                                          5,033
                                                          165   Calamos Asset Management, Inc. Class A                      3,683
                                                           12   Capital Southwest Corp.                                     1,844
                                                           33   GAMCO Investors, Inc. Class A                               1,430
                                                          351   MCG Capital Corp.                                           6,585
                                                          124   NGP Capital Resources Co.                                   1,960
                                                          208   National Financial Partners Corp.                           9,757
                                                          100   Technology Investment Capital Corp.                         1,691
                                                          500   Waddell & Reed Financial, Inc. Class A                     11,660
                                                                                                                      -----------
                                                                                                                           56,290
---------------------------------------------------------------------------------------------------------------------------------
Jewelry, Watches & Gemstones - 0.1%                       300   Fossil, Inc. (a)                                            7,941
                                                          122   Movado Group, Inc.                                          3,593
                                                                                                                      -----------
                                                                                                                           11,534
---------------------------------------------------------------------------------------------------------------------------------
Leisure Time - 0.4%                                       200   Bally Total Fitness Holding Corp. (a)                         122
                                                          469   Callaway Golf Co.                                           7,391
                                                          140   Great Wolf Resorts, Inc. (a)                                1,852
                                                          249   K2, Inc. (a)                                                3,010
                                                          163   Life Time Fitness, Inc. (a)                                 8,380
                                                          467   Six Flags, Inc. (a)                                         2,807
                                                           59   Steinway Musical Instruments, Inc.                          1,904
                                                          146   Vail Resorts, Inc. (a)                                      7,932
                                                          101   West Marine, Inc. (a)                                       1,839
                                                                                                                      -----------
                                                                                                                           35,237
---------------------------------------------------------------------------------------------------------------------------------
Machinery & Engineering - 0.1%                            282   Applied Industrial Technologies, Inc.                       6,917
---------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc.
BlackRock Small Cap Index Portfolio
Schedule of Investments as of March 31, 2007

                                                       Shares
Industry                                                 Held   Common Stocks                                             Value
---------------------------------------------------------------------------------------------------------------------------------
Machinery: Agricultural - 0.0%                             50   Gehl Co. (a)                                           $    1,269
                                                           59   Lindsay Manufacturing Co.                                   1,876
                                                                                                                      -----------
                                                                                                                            3,145
---------------------------------------------------------------------------------------------------------------------------------
Machinery: Construction & Handling - 0.1%                 120   ASV, Inc. (a)                                               1,831
                                                           69   Astec Industries, Inc. (a)                                  2,777
                                                           26   NACCO Industries, Inc. Class A                              3,573
                                                                                                                      -----------
                                                                                                                            8,181
---------------------------------------------------------------------------------------------------------------------------------
Machinery: Engines - 0.1%                                 300   Briggs & Stratton Corp.                                     9,255
                                                          100   Raser Techonologies, Inc. (a)                                 520
                                                                                                                      -----------
                                                                                                                            9,775
---------------------------------------------------------------------------------------------------------------------------------
Machinery: Industrial/Specialty - 0.5%                    183   Actuant Corp. Class A                                       9,289
                                                          100   Columbus McKinnon Corp. (a)                                 2,239
                                                          125   EnPro Industries, Inc. (a)                                  4,506
                                                           71   Kadant, Inc. (a)                                            1,801
                                                           38   Middleby Corp. (a)                                          5,010
                                                          168   Nordson Corp.                                               7,805
                                                          119   Tecumseh Products Co. Class A (a)                           1,198
                                                          126   Tennant Co.                                                 3,968
                                                          171   Woodward Governor Co.                                       7,040
                                                                                                                      -----------
                                                                                                                           42,856
---------------------------------------------------------------------------------------------------------------------------------
Machinery: Oil Well Equipment &                           126   CARBO Ceramics, Inc.                                        5,865
Services - 1.2%                                           100   Complete Production Services, Inc. (a)                      1,991
                                                          200   Dril-Quip, Inc. (a)                                         8,656
                                                           75   Gulf Island Fabrication, Inc.                               2,005
                                                          577   Hanover Compressor Co. (a)                                 12,838
                                                          130   Hornbeck Offshore Services, Inc. (a)                        3,724
                                                          116   Hydril Co. (a)                                             11,164
                                                          391   Input/Output, Inc. (a)                                      5,388
                                                           70   Lufkin Industries, Inc.                                     3,933
                                                          100   NATCO Group, Inc. Class A (a)                               3,412
                                                          582   Newpark Resources, Inc. (a)                                 4,103
                                                          317   Oil States International, Inc. (a)                         10,173
                                                          618   Parker Drilling Co. (a)                                     5,803
                                                          276   RPC, Inc.                                                   4,598
                                                          100   Sulphco, Inc. (a)                                             342
                                                           40   Superior Well Services, Inc. (a)                              914
                                                          100   Trico Marine Services, Inc. (a)                             3,726
                                                          128   Universal Compression Holdings, Inc. (a)                    8,663
                                                          140   W-H Energy Services, Inc. (a)                               6,544
                                                                                                                      -----------
                                                                                                                          103,842
---------------------------------------------------------------------------------------------------------------------------------
Machinery: Specialty - 0.2%                               235   Bucyrus International, Inc.                                12,102
                                                           71   Cascade Corp.                                               4,247
                                                           73   Semitool, Inc. (a)                                            949
                                                          100   TurboChef Technologies, Inc. (a)                            1,522
                                                                                                                      -----------
                                                                                                                           18,820
---------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc.
BlackRock Small Cap Index Portfolio
Schedule of Investments as of March 31, 2007

                                                       Shares
Industry                                                 Held   Common Stocks                                             Value
---------------------------------------------------------------------------------------------------------------------------------
Manufactured Housing - 0.1%                               437   Champion Enterprises, Inc. (a)                         $    3,846
                                                          100   Palm Harbor Homes, Inc. (a)                                 1,434
                                                           33   Skyline Corp.                                               1,113
                                                                                                                      -----------
                                                                                                                            6,393
---------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.1%                                      290   Federal Signal Corp.                                        4,501
                                                           63   Standex International Corp.                                 1,796
                                                                                                                      -----------
                                                                                                                            6,297
---------------------------------------------------------------------------------------------------------------------------------
Medical & Dental Instruments &                            136   Abaxis, Inc. (a)                                            3,314
Supplies - 2.5%                                            83   Abiomed, Inc. (a)                                           1,134
                                                          419   Align Technology, Inc. (a)                                  6,645
                                                          456   American Medical Systems Holdings, Inc. (a)                 9,654
                                                          100   AngioDynamics, Inc. (a)                                     1,689
                                                          111   Arrow International, Inc.                                   3,570
                                                          106   Bio-Rad Laboratories, Inc. Class A (a)                      7,403
                                                           91   Biosite, Inc. (a)                                           7,641
                                                          212   CONMED Corp. (a)                                            6,197
                                                          349   Cepheid, Inc. (a)                                           4,146
                                                          100   Cerus Corp. (a)                                               675
                                                          100   Conceptus, Inc. (a)                                         2,000
                                                          127   Cyberonics, Inc. (a)                                        2,385
                                                          105   DJO, Inc. (a)                                               3,979
                                                          100   DexCom, Inc. (a)                                              786
                                                           60   ev3, Inc. (a)                                               1,182
                                                          100   FoxHollow Technologies, Inc. (a)                            2,089
                                                          134   I-Flow Corp. (a)                                            1,975
                                                           84   ICU Medical, Inc. (a)                                       3,293
                                                          100   IRIS International, Inc. (a)                                1,395
                                                          421   Immucor, Inc. (a)                                          12,390
                                                          182   Invacare Corp.                                              3,174
                                                          100   Inverness Medical Innovations, Inc. (a)                     4,378
                                                          267   Kyphon, Inc. (a)                                           12,052
                                                           48   Landauer, Inc.                                              2,423
                                                          216   LifeCell Corp. (a)                                          5,394
                                                          278   Mentor Corp.                                               12,788
                                                          100   Meridian Bioscience, Inc.                                   2,776
                                                          174   Merit Medical Systems, Inc. (a)                             2,184
                                                          200   NuVasive, Inc. (a)                                          4,750
                                                          321   OraSure Technologies, Inc. (a)                              2,359
                                                          242   Owens & Minor, Inc.                                         8,889
                                                          415   PSS World Medical, Inc. (a)                                 8,773
                                                           90   Palomar Medical Technologies, Inc. (a)                      3,595
                                                          184   PolyMedica Corp.                                            7,789
                                                           87   SonoSite, Inc. (a)                                          2,459
                                                          100   Spectranetic Corp. (a)                                      1,070
                                                          100   Stereotaxis, Inc. (a)                                       1,190
                                                          441   Steris Corp.                                               11,713

BlackRock Series Fund, Inc.
BlackRock Small Cap Index Portfolio
Schedule of Investments as of March 31, 2007

                                                       Shares
Industry                                                 Held   Common Stocks                                             Value
---------------------------------------------------------------------------------------------------------------------------------
                                                          108   SurModics, Inc. (a)(f)                                 $    3,888
                                                          200   Symmetry Medical, Inc. (a)                                  3,266
                                                          340   ThermoGenesis Corp. (a)                                     1,231
                                                          326   Thoratec Corp. (a)                                          6,813
                                                          194   Ventana Medical Systems, Inc. (a)                           8,129
                                                          183   Viasys Healthcare, Inc. (a)                                 6,220
                                                           24   Vital Signs, Inc.                                           1,248
                                                          176   West Pharmaceutical Services, Inc.                          8,172
                                                          189   Wright Medical Group, Inc. (a)                              4,213
                                                                                                                      -----------
                                                                                                                          224,478
---------------------------------------------------------------------------------------------------------------------------------
Medical Services - 0.3%                                   100   Air Methods Corp. (a)                                       2,402
                                                          290   Magellan Health Services, Inc. (a)                         12,180
                                                          160   Option Care, Inc.                                           2,128
                                                          149   Parexel International Corp. (a)                             5,360
                                                           90   RehabCare Group, Inc. (a)                                   1,428
                                                                                                                      -----------
                                                                                                                           23,498
---------------------------------------------------------------------------------------------------------------------------------
Metal Fabricating - 0.9%                                   80   CIRCOR International, Inc.                                  2,856
                                                          100   Dynamic Materials Corp. (a)                                 3,268
                                                          129   Encore Wire Corp.                                           3,266
                                                          100   Insteel Industries, Inc.                                    1,679
                                                          171   Kaydon Corp.                                                7,278
                                                          181   Lone Star Technologies, Inc. (a)                           11,951
                                                          650   Mueller Water Products, Inc. Series A                       8,976
                                                          146   NN, Inc.                                                    1,824
                                                          234   Quanex Corp.                                                9,910
                                                           60   RBC Bearings, Inc. (a)                                      2,006
                                                          118   RTI International Metals, Inc. (a)                         10,739
                                                          179   Ryerson, Inc.                                               7,092
                                                          100   Superior Essex, Inc. (a)                                    3,467
                                                           75   Valmont Industries, Inc.                                    4,337
                                                                                                                      -----------
                                                                                                                           78,649
---------------------------------------------------------------------------------------------------------------------------------
Metals & Minerals Miscellaneous - 0.6%                    118   AMCOL International Corp.                                   3,499
                                                          107   Brush Engineered Materials, Inc. (a)                        5,186
                                                          288   Cleveland-Cliffs, Inc.                                     18,435
                                                          120   Compass Minerals International, Inc.                        4,008
                                                          613   GrafTech International Ltd. (a)                             5,566
                                                          844   Hecla Mining Co. (a)                                        7,647
                                                          128   Minerals Technologies, Inc.                                 7,956
                                                          240   Stillwater Mining Co. (a)                                   3,046
                                                                                                                      -----------
                                                                                                                           55,343
---------------------------------------------------------------------------------------------------------------------------------
Milling: Fruit & Grain Processing - 0.0%                  100   MGP Ingredients, Inc.                                       2,037
---------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Consumer Staples - 0.1%                     170   Reddy Ice Holdings, Inc.                                    5,131
---------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials &                                 169   Ceradyne, Inc. (a)                                          9,251
Commodities - 0.2%                                        197   Symyx Technologies Inc. (a)                                 3,491
                                                           95   WD-40 Co.                                                   3,012
                                                                                                                      -----------
                                                                                                                           15,754
---------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc.
BlackRock Small Cap Index Portfolio
Schedule of Investments as of March 31, 2007

                                                       Shares
Industry                                                 Held   Common Stocks                                             Value
---------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials & Processing - 0.3%               196   Insituform Technologies, Inc. Class A (a)              $    4,075
                                                          128   Metal Management, Inc.                                      5,914
                                                           99   Rogers Corp. (a)                                            4,391
                                                          505   USEC, Inc. (a)                                              8,206
                                                                                                                      -----------
                                                                                                                           22,586
---------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Producer Durables - 0.2%                    414   BE Aerospace, Inc. (a)                                     13,124
                                                          161   Blount International, Inc. (a)                              2,004
                                                                                                                      -----------
                                                                                                                           15,128
---------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Technology - 0.1%                           100   IHS, Inc. Class A (a)                                       4,111
---------------------------------------------------------------------------------------------------------------------------------
Multi-Sector Companies - 0.3%                             100   Compass Diversified Trust                                   1,677
                                                          332   GenCorp, Inc. (a)                                           4,595
                                                          100   GenTek Inc. (a)                                             3,406
                                                          178   Kaman Corp. Class A                                         4,149
                                                          190   Lancaster Colony Corp.                                      8,396
                                                          123   Raven Industries, Inc.                                      3,450
                                                           33   Sequa Corp. Class A (a)                                     3,952
                                                                                                                      -----------
                                                                                                                           29,625
---------------------------------------------------------------------------------------------------------------------------------
Office Furniture & Business Equipment - 0.3%              200   ACCO Brands Corp. (a)                                       4,818
                                                          400   Herman Miller, Inc.                                        13,396
                                                          110   Kimball International, Inc. Class B                         2,121
                                                          200   Knoll, Inc.                                                 4,766
                                                          230   Presstek, Inc. (a)                                          1,391
                                                                                                                      -----------
                                                                                                                           26,492
---------------------------------------------------------------------------------------------------------------------------------
Offshore Drilling - 0.2%                                  174   Atwood Oceanics, Inc. (a)                                  10,212
                                                          100   Bois d'Arc Energy, Inc. (a)                                 1,323
                                                          100   Hercules Offshore, Inc. (a)                                 2,626
                                                                                                                      -----------
                                                                                                                           14,161
---------------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers - 1.9%                               100   ATP Oil & Gas Corp. (a)                                     3,760
                                                          100   Arena Resources, Inc. (a)                                   5,012
                                                          100   Atlas America, Inc. (a)                                     5,649
                                                          400   Aurora Oil & Gas Corp. (a)                                  1,044
                                                          260   Berry Petroleum Co. Class A                                 7,972
                                                          190   Bill Barrett Corp. (a)                                      6,158
                                                          308   Brigham Exploration Co. (a)                                 1,916
                                                           30   Bronco Drilling Co., Inc. (a)                                 497
                                                           57   Callon Petroleum Co. (a)                                      773
                                                          100   Carrizo Oil & Gas, Inc. (a)                                 3,496
                                                          249   Comstock Resources, Inc. (a)                                6,818
                                                          200   EXCO Resources, Inc. (a)                                    3,316
                                                          112   Edge Petroleum Corp. (a)                                    1,402
                                                          258   Encore Acquisition Co. (a)                                  6,241
                                                          282   Energy Partners Ltd. (a)                                    5,118
                                                          200   The Exploration Co. of Delaware, Inc. (a)                   2,170
                                                          400   Gasco Energy, Inc. (a)                                        976
                                                          200   GeoGlobal Resources, Inc. (a)                               1,222
                                                          100   Goodrich Petroleum Corp. (a)                                3,363

BlackRock Series Fund, Inc.
BlackRock Small Cap Index Portfolio
Schedule of Investments as of March 31, 2007

                                                       Shares
Industry                                                 Held   Common Stocks                                             Value
---------------------------------------------------------------------------------------------------------------------------------
                                                        1,139   Grey Wolf, Inc. (a)                                    $    7,631
                                                          212   Harvest Natural Resources, Inc. (a)                         2,065
                                                          192   Houston Exploration Co. (a)                                10,358
                                                          400   Mariner Energy, Inc. (a)                                    7,652
                                                          137   McMoRan Exploration Co. (a)                                 1,878
                                                          559   Meridian Resource Corp. (a)                                 1,347
                                                          200   Parallel Petroleum Corp. (a)                                4,590
                                                          818   PetroHawk Energy Corp. (a)                                 10,773
                                                          117   Petroleum Development Corp. (a)                             6,268
                                                          200   Petroquest Energy, Inc. (a)                                 2,338
                                                          300   Pioneer Drilling Co. (a)                                    3,807
                                                          200   Quest Resource Corp. (a)                                    1,834
                                                          113   Resource America, Inc. Class A                              2,670
                                                          300   Rosetta Resources, Inc. (a)                                 6,162
                                                          163   Stone Energy Corp. (a)                                      4,839
                                                          200   Swift Energy Co. (a)                                        8,354
                                                          100   Toreador Resources Corp. (a)                                1,815
                                                          400   Transmeridian Exploration, Inc. (a)                         1,144
                                                          110   VeraSun Energy Corp. (a)                                    2,186
                                                          300   Warren Resources, Inc. (a)                                  3,909
                                                          100   Western Refining, Inc.                                      3,902
                                                          234   Whiting Petroleum Corp. (a)                                 9,222
                                                                                                                      -----------
                                                                                                                          171,647
---------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated Domestic - 0.2%                           300   Delta Petroleum Corp. (a)                                   6,885
                                                          100   GMX Resources Inc. (a)                                      3,073
                                                           84   Giant Industries, Inc. (a)                                  6,355
                                                                                                                      -----------
                                                                                                                           16,313
---------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated International - 0.0%                      400   Vaalco Energy, Inc. (a)                                     2,072
---------------------------------------------------------------------------------------------------------------------------------
Paints & Coatings - 0.2%                                  298   Ferro Corp.                                                 6,440
                                                          410   H.B. Fuller Co.                                            11,181
                                                                                                                      -----------
                                                                                                                           17,621
---------------------------------------------------------------------------------------------------------------------------------
Paper - 0.4%                                              159   Albany International Corp. Class A                          5,714
                                                          300   Bowater, Inc.                                               7,146
                                                          156   Buckeye Technologies, Inc. (a)                              2,025
                                                          215   Caraustar Industries, Inc. (a)                              1,350
                                                          119   Chesapeake Corp.                                            1,797
                                                          200   Mercer International, Inc.-Sbi (a)                          2,392
                                                          100   Neenah Paper, Inc.                                          3,974
                                                          222   P.H. Glatfelter Co.                                         3,310
                                                          161   Rock-Tenn Co. Class A                                       5,345
                                                          274   Wausau Paper Corp.                                          3,935
                                                                                                                      -----------
                                                                                                                           36,988
---------------------------------------------------------------------------------------------------------------------------------
Plastics - 0.1%                                           100   The Lamson & Sessions Co. (a)                               2,779
                                                          100   PW Eagle, Inc.                                              3,304
                                                          148   Spartech Corp.                                              4,342
                                                                                                                      -----------
                                                                                                                           10,425
---------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc.
BlackRock Small Cap Index Portfolio
Schedule of Investments as of March 31, 2007

                                                       Shares
Industry                                                 Held   Common Stocks                                             Value
---------------------------------------------------------------------------------------------------------------------------------
Pollution Control & Environmental                         100   American Ecology Corp.                                 $    1,921
Services - 0.2%                                           100   Basin Water, Inc. (a)                                         687
                                                          356   Darling International, Inc. (a)                             2,314
                                                          233   Headwaters, Inc. (a)                                        5,091
                                                          100   Team, Inc. (a)                                              3,815
                                                                                                                      -----------
                                                                                                                           13,828
---------------------------------------------------------------------------------------------------------------------------------
Power Transmission Equipment - 0.1%                       179   Regal-Beloit Corp.                                          8,302
---------------------------------------------------------------------------------------------------------------------------------
Printing & Copying Services - 0.2%                        257   Bowne & Co., Inc.                                           4,043
                                                          400   Cenveo, Inc. (a)                                            9,720
                                                          100   Schawk, Inc.                                                1,811
                                                                                                                      -----------
                                                                                                                           15,574
---------------------------------------------------------------------------------------------------------------------------------
Production Technology Equipment - 1.4%                    189   ATMI, Inc. (a)                                              5,778
                                                          594   Axcelis Technologies, Inc. (a)                              4,538
                                                          530   Brooks Automation, Inc. (a)                                 9,089
                                                          280   Cognex Corp.                                                6,068
                                                          572   Credence Systems Corp. (a)                                  1,893
                                                          238   Cymer, Inc. (a)                                             9,889
                                                          132   Dionex Corp. (a)                                            8,991
                                                          170   Electro Scientific Industries, Inc. (a)                     3,271
                                                          200   Emcore Corp. (a)                                            1,000
                                                          792   Entegris, Inc. (a)                                          8,474
                                                          177   Esterline Technologies Corp. (a)                            7,269
                                                          139   FEI Co. (a)                                                 5,012
                                                          100   Intevac, Inc. (a)                                           2,637
                                                          374   Kulicke & Soffa Industries, Inc. (a)                        3,460
                                                          444   LTX Corp. (a)                                               2,717
                                                          146   MTS Systems Corp.                                           5,671
                                                          290   Mattson Technology, Inc. (a)                                2,639
                                                          123   Photon Dynamics, Inc. (a)                                   1,551
                                                          189   Photronics, Inc. (a)                                        2,939
                                                          106   Rofin-Sinar Technologies, Inc. (a)                          6,273
                                                          160   Rudolph Technologies, Inc. (a)                              2,790
                                                          158   Ultratech, Inc. (a)                                         2,150
                                                          343   Varian Semiconductor Equipment Associates, Inc. (a)        18,309
                                                                                                                      -----------
                                                                                                                          122,408
---------------------------------------------------------------------------------------------------------------------------------
Publishing: Miscellaneous - 0.3%                           64   Consolidated Graphics, Inc. (a)                             4,739
                                                           49   Courier Corp.                                               1,914
                                                           90   GateHouse Media, Inc.                                       1,827
                                                          186   Martha Stewart Living Omnimedia, Inc. Class A               3,164
                                                          200   Playboy Enterprises, Inc. Class B (a)                       2,058
                                                        1,096   Primedia, Inc. (a)                                          2,915
                                                          100   Private Media Group, Inc. (a)                                 246
                                                          213   Scholastic Corp. (a)                                        6,624
                                                                                                                      -----------
                                                                                                                           23,487
---------------------------------------------------------------------------------------------------------------------------------
Publishing: Newspapers - 0.3%                             500   Belo Corp. Class A (g)                                      9,335
                                                          206   Journal Communications, Inc. Class A                        2,701

BlackRock Series Fund, Inc.
BlackRock Small Cap Index Portfolio
Schedule of Investments as of March 31, 2007

                                                       Shares
Industry                                                 Held   Common Stocks                                             Value
---------------------------------------------------------------------------------------------------------------------------------
                                                          252   Journal Register Co.                                   $    1,502
                                                          200   Lee Enterprises, Inc.                                       6,010
                                                          100   Media General, Inc. Class A                                 3,816
                                                          510   Sun-Times Media Group, Inc.                                 2,530
                                                                                                                      -----------
                                                                                                                           25,894
---------------------------------------------------------------------------------------------------------------------------------
Radio & TV Broadcasters - 0.5%                            300   CKX, Inc. (a)                                               3,330
                                                          200   Citadel Broadcasting Corp.                                  1,902
                                                          200   Cox Radio, Inc. Class A (a)                                 2,730
                                                          352   Cumulus Media, Inc. Class A (a)                             3,302
                                                          249   Emmis Communications Corp. Class A                          2,102
                                                          200   Entercom Communications Corp.                               5,636
                                                           53   Fisher Communications, Inc. (a)                             2,576
                                                          269   Gray Television, Inc.                                       2,803
                                                          201   Lin TV Corp. Class A (a)                                    3,196
                                                          500   Radio One, Inc. Class D (a)                                 3,230
                                                           81   Salem Communications Corp. Class A                          1,013
                                                          334   Sinclair Broadcast Group, Inc. Class A                      5,160
                                                          284   Spanish Broadcasting System, Inc. Class A (a)               1,136
                                                          400   Westwood One, Inc.                                          2,748
                                                          128   World Wrestling Entertainment, Inc.                         2,086
                                                                                                                      -----------
                                                                                                                           42,950
---------------------------------------------------------------------------------------------------------------------------------
Railroad Equipment - 0.2%                                 100   Freightcar America, Inc.                                    4,817
                                                           51   Greenbrier Cos., Inc.                                       1,362
                                                          285   Westinghouse Air Brake Technologies Corp.                   9,830
                                                                                                                      -----------
                                                                                                                           16,009
---------------------------------------------------------------------------------------------------------------------------------
Railroads - 0.2%                                          231   Florida East Coast Industries, Inc.                        14,481
                                                          248   Genesee & Wyoming, Inc. Class A (a)                         6,599
                                                                                                                      -----------
                                                                                                                           21,080
---------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.1%                                         20   Avatar Holdings, Inc. (a)                                   1,429
                                                          123   Bluegreen Corp. (a)                                         1,389
                                                           26   Consolidated-Tomoka Land Co.                                1,962
                                                           38   Tejon Ranch Co. (a)                                         1,797
                                                                                                                      -----------
                                                                                                                            6,577
---------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) - 6.6%              144   Acadia Realty Trust                                         3,754
                                                          244   Affordable Residential Communities Inc. (a)                 2,960
                                                          100   Agree Realty Corp.                                          3,414
                                                           10   Alexander's, Inc. (a)                                       4,117
                                                          175   Alexandria Real Estate Equities, Inc.                      17,565
                                                          175   American Campus Communities, Inc.                           5,301
                                                          700   American Financial Realty Trust                             7,056
                                                          265   American Home Mortgage Investment Corp.                     7,152
                                                          312   Anthracite Capital, Inc. (b)                                3,744
                                                          249   Anworth Mortgage Asset Corp.                                2,433
                                                          129   Arbor Realty Trust, Inc.                                    3,927
                                                          287   Ashford Hospitality Trust, Inc.                             3,427

BlackRock Series Fund, Inc.
BlackRock Small Cap Index Portfolio
Schedule of Investments as of March 31, 2007

                                                       Shares
Industry                                                 Held   Common Stocks                                             Value
---------------------------------------------------------------------------------------------------------------------------------
                                                          368   BioMed Realty Trust, Inc.                              $    9,678
                                                          310   Capital Lease Funding, Inc.                                 3,320
                                                           61   Capital Trust, Inc.                                         2,780
                                                          143   Cedar Shopping Centers, Inc.                                2,317
                                                          226   Corporate Office Properties Trust                          10,324
                                                          254   Cousins Properties, Inc.                                    8,346
                                                          400   Crescent Real Estate EQT Co.                                8,024
                                                          980   DCT Industrial Trust, Inc.                                 11,593
                                                          270   Deerfield Triarc Capital Corp.                              4,047
                                                          390   DiamondRock Hospitality Co.                                 7,410
                                                          136   Digital Realty Trust, Inc.                                  5,426
                                                          126   Eastgroup Properties, Inc.                                  6,430
                                                          230   Education Realty Trust, Inc.                                3,399
                                                          179   Entertainment Properties Trust                             10,785
                                                          377   Equity Inns, Inc.                                           6,175
                                                          109   Equity Lifestyle Properties, Inc.                           5,887
                                                          204   Equity One, Inc.                                            5,406
                                                          311   Extra Space Storage, Inc.                                   5,890
                                                          359   FelCor Lodging Trust, Inc.                                  9,323
                                                          330   Fieldstone Investment Corp.                                 1,013
                                                          284   First Industrial Realty Trust, Inc.                        12,865
                                                          100   First Potomac Realty Trust                                  2,857
                                                          300   Franklin Street Properties Corp.                            5,754
                                                          800   Friedman Billings Ramsey Group, Inc. Class A                4,416
                                                          195   GMH Communities Trust                                       1,948
                                                           99   Getty Realty Corp.                                          2,845
                                                          217   Glimcher Realty Trust                                       5,863
                                                           39   Gramercy Capital Corp.                                      1,197
                                                          300   Healthcare Realty Trust, Inc.                              11,190
                                                          300   Hersha Hospitality Trust                                    3,534
                                                          285   Highland Hospitality Corp.                                  5,073
                                                          372   Highwoods Properties, Inc.                                 14,690
                                                          228   Home Properties, Inc.                                      12,041
                                                          279   HomeBanc Corp.                                                974
                                                          470   IMPAC Mortgage Holdings, Inc.                               2,350
                                                          400   Inland Real Estate Corp.                                    7,336
                                                          284   Innkeepers USA Trust                                        4,624
                                                          244   Investors Real Estate Trust                                 2,584
                                                           80   JER Investors Trust, Inc.                                   1,522
                                                          400   KKR Financial Corp.                                        10,972
                                                          219   Kite Realty Group Trust                                     4,369
                                                          173   LTC Properties, Inc.                                        4,482
                                                          268   LaSalle Hotel Properties                                   12,424
                                                          466   Lexington Corporate Properties Trust                        9,847
                                                          500   Longview Fibre Co.                                         12,315
                                                          282   Luminent Mortgage Capital, Inc.                             2,521

BlackRock Series Fund, Inc.
BlackRock Small Cap Index Portfolio
Schedule of Investments as of March 31, 2007

                                                       Shares
Industry                                                 Held   Common Stocks                                             Value
---------------------------------------------------------------------------------------------------------------------------------
                                                          477   MFA Mortgage Investments, Inc.                         $    3,673
                                                          242   Maguire Properties, Inc.                                    8,606
                                                          290   Medical Properties Trust, Inc.                              4,260
                                                          250   Meruelo Maddux Properties, Inc. (a)                         2,187
                                                          130   Mid-America Apartment Communities, Inc.                     7,314
                                                          134   National Health Investors, Inc.                             4,200
                                                          317   National Retail Properties, Inc.                            7,668
                                                          460   Nationwide Health Properties, Inc.                         14,380
                                                          221   Newcastle Investment Corp.                                  6,128
                                                          300   NorthStar Realty Finance Corp.                              4,563
                                                          188   NovaStar Financial, Inc.                                      940
                                                          374   Omega Healthcare Investors, Inc.                            6,414
                                                           93   PS Business Parks, Inc.                                     6,558
                                                           82   Parkway Properties, Inc.                                    4,285
                                                          196   Pennsylvania Real Estate Investment Trust                   8,689
                                                          277   Post Properties, Inc.                                      12,667
                                                          244   Potlatch Corp.                                             11,170
                                                          456   RAIT Investment Trust                                      12,741
                                                           79   Ramco-Gershenson Properties Trust                           2,821
                                                          560   Realty Income Corp.                                        15,792
                                                          124   Redwood Trust, Inc.                                         6,470
                                                          200   Republic Property Trust                                     2,298
                                                           61   Saul Centers, Inc.                                          3,471
                                                          380   Senior Housing Properties Trust                             9,082
                                                           93   Sovran Self Storage, Inc.                                   5,153
                                                          440   Spirit Finance Corp.                                        6,556
                                                          404   Strategic Hotel Capital, Inc.                               9,239
                                                           94   Sun Communities, Inc.                                       2,916
                                                          369   Sunstone Hotel Investors, Inc.                             10,059
                                                          198   Tanger Factory Outlet Centers, Inc.                         7,997
                                                          103   Tarragon Corp.                                              1,068
                                                          308   U-Store-It Trust                                            6,197
                                                           62   Universal Health Realty Income Trust                        2,217
                                                          110   Urstadt Biddle Properties, Inc. Class A                     2,152
                                                          261   Washington Real Estate Investment Trust                     9,767
                                                          112   Winston Hotels, Inc.                                        1,683
                                                          100   Winthrop Realty Trust, Inc.                                   661
                                                                                                                      -----------
                                                                                                                          585,058
---------------------------------------------------------------------------------------------------------------------------------
Recreational Vehicles & Boats - 0.3%                       98   Arctic Cat, Inc.                                            1,910
                                                          429   Fleetwood Enterprises, Inc. (a)                             3,393
                                                           63   Marine Products Corp.                                         603
                                                          191   Monaco Coach Corp.                                          3,043
                                                          200   Polaris Industries, Inc.                                    9,596
                                                          181   Winnebago Industries, Inc.                                  6,087
                                                                                                                      -----------
                                                                                                                           24,632
---------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services:                                 90   Electro Rent Corp. (a)                                      1,296
Commercial - 0.1%                                         100   H&E Equipment Services, Inc. (a)                            2,150

BlackRock Series Fund, Inc.
BlackRock Small Cap Index Portfolio
Schedule of Investments as of March 31, 2007

                                                       Shares
Industry                                                 Held   Common Stocks                                             Value
---------------------------------------------------------------------------------------------------------------------------------
                                                           59   Marlin Business Services, Inc. (a)                     $    1,291
                                                          106   McGrath RentCorp                                            3,357
                                                          200   Williams Scotsman International, Inc. (a)                   3,932
                                                                                                                      -----------
                                                                                                                           12,026
---------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services: Consumer - 0.3%                231   Aaron Rents, Inc.                                           6,108
                                                           54   Amerco, Inc. (a)                                            3,779
                                                          171   Dollar Thrifty Automotive Group (a)                         8,728
                                                          400   Rent-A-Center, Inc. (a)                                    11,192
                                                                                                                      -----------
                                                                                                                           29,807
---------------------------------------------------------------------------------------------------------------------------------
Restaurants - 1.9%                                        200   AFC Enterprises, Inc. (a)                                   4,010
                                                          400   Applebee's International, Inc.                              9,912
                                                          100   BJ's Restaurants, Inc. (a)                                  2,113
                                                          251   Bob Evans Farms, Inc.                                       9,274
                                                           52   Buffalo Wild Wings, Inc. (a)                                3,312
                                                          200   CBRL Group, Inc.                                            9,260
                                                          234   CEC Entertainment, Inc. (a)                                 9,720
                                                          320   CKE Restaurants, Inc.                                       6,035
                                                          148   California Pizza Kitchen, Inc. (a)                          4,868
                                                          100   Chipotle Mexican Grill, Inc. Class B (a)                    5,740
                                                          200   Cosi, Inc. (a)                                              1,116
                                                          800   Denny's Corp. (a)                                           3,912
                                                          232   Domino's Pizza, Inc.                                        7,533
                                                          122   IHOP Corp.                                                  7,155
                                                          254   Jack in the Box, Inc. (a)                                  17,559
                                                          384   Krispy Kreme Doughnuts, Inc. (a)                            3,913
                                                          159   Landry's Restaurants, Inc.                                  4,706
                                                          100   Luby's, Inc. (a)                                              977
                                                          165   O'Charleys, Inc. (a)                                        3,183
                                                          178   PF Chang's China Bistro, Inc. (a)                           7,455
                                                          174   Papa John's International, Inc. (a)                         5,116
                                                          209   Rare Hospitality International, Inc. (a)                    6,289
                                                           86   Red Robin Gourmet Burgers, Inc. (a)                         3,339
                                                          400   Ruby Tuesday, Inc.                                         11,440
                                                           90   Ruth's Chris Steak House, Inc. (a)                          1,832
                                                          400   Sonic Corp. (a)                                             8,912
                                                          136   The Steak n Shake Co. (a)                                   2,281
                                                          306   Texas Roadhouse, Inc. Class A (a)                           4,361
                                                          296   Triarc Cos.                                                 5,088
                                                                                                                      -----------
                                                                                                                          170,411
---------------------------------------------------------------------------------------------------------------------------------
Retail - 4.0%                                             186   1-800-FLOWERS.COM, Inc. Class A (a)                         1,447
                                                          304   99 Cents Only Stores (a)                                    4,478
                                                          103   AC Moore Arts & Crafts, Inc. (a)                            2,198
                                                          356   Aeropostale, Inc. (a)                                      14,322
                                                           73   America's Car Mart, Inc. (a)                                  975

BlackRock Series Fund, Inc.
BlackRock Small Cap Index Portfolio
Schedule of Investments as of March 31, 2007

                                                       Shares
Industry                                                 Held   Common Stocks                                             Value
---------------------------------------------------------------------------------------------------------------------------------
                                                          100   bebe Stores, Inc.                                      $    1,738
                                                          121   Big 5 Sporting Goods Corp.                                  3,136
                                                          700   Big Lots, Inc. (a)                                         21,896
                                                        1,100   Blockbuster, Inc. Class A (a)(f)                            7,084
                                                          134   Blue Nile, Inc. (a)                                         5,448
                                                           59   The Bon-Ton Stores, Inc.                                    3,318
                                                          100   Books-A-Million, Inc.                                       1,424
                                                          300   Borders Group, Inc.                                         6,126
                                                          159   Brown Shoe Co., Inc. (g)                                    6,678
                                                           49   The Buckle, Inc.                                            1,749
                                                           67   Build-A-Bear Workshop, Inc. (a)                             1,840
                                                          287   CSK Auto Corp. (a)                                          4,936
                                                          200   Cabela's, Inc. Class A (a)                                  4,962
                                                           80   Cache, Inc. (a)                                             1,420
                                                          135   Casual Male Retail Group, Inc. (a)                          1,597
                                                          219   The Cato Corp. Class A                                      5,122
                                                          410   Central Garden and Pet Co. Class A (a)                      6,027
                                                          103   Charlotte Russe Holding, Inc. (a)                           2,974
                                                          715   Charming Shoppes, Inc. (a)                                  9,259
                                                          121   The Children's Place Retail Stores, Inc. (a)                6,747
                                                          231   Christopher & Banks Corp.                                   4,498
                                                          156   Cost Plus, Inc. (a)                                         1,560
                                                          139   dELiA*s, Inc. (a)                                           1,276
                                                          326   Dress Barn, Inc. (a)                                        6,784
                                                          416   drugstore.com, Inc. (a)                                     1,073
                                                          300   Ezcorp, Inc. (a)                                            4,419
                                                          100   FTD Group, Inc.                                             1,653
                                                          275   Fred's, Inc.                                                4,042
                                                          213   GSI Commerce, Inc. (a)                                      4,812
                                                          100   Gaiam, Inc. (a)                                             1,574
                                                          131   Genesco, Inc. (a)                                           5,440
                                                          284   Global Imaging Systems, Inc. (a)                            5,538
                                                          113   Group 1 Automotive, Inc.                                    4,494
                                                          170   Guitar Center, Inc. (a)                                     7,670
                                                          228   Gymboree Corp. (a)                                          9,136
                                                          316   HOT Topic, Inc. (a)                                         3,508
                                                          252   Hibbett Sports, Inc. (a)                                    7,205
                                                          340   Insight Enterprises, Inc. (a)                               6,113
                                                          109   Jo-Ann Stores, Inc. (a)                                     2,970
                                                           97   Jos. A. Bank Clothiers, Inc. (a)                            3,429
                                                           23   Lawson Products, Inc.                                         871
                                                           76   Lithia Motors, Inc. Class A                                 2,083
                                                           65   MarineMax, Inc. (a)                                         1,507
                                                          300   Men's Wearhouse, Inc.                                      14,115
                                                           42   New York & Co. (a)                                            663
                                                           82   Overstock.com, Inc. (a)                                     1,361
                                                          362   PEP Boys-Manny, Moe & Jack                                  6,911

BlackRock Series Fund, Inc.
BlackRock Small Cap Index Portfolio
Schedule of Investments as of March 31, 2007

                                                       Shares
Industry                                                 Held   Common Stocks                                             Value
---------------------------------------------------------------------------------------------------------------------------------
                                                          400   Pacific Sunwear of California, Inc. (a)                $    8,332
                                                          187   The Pantry, Inc. (a)                                        8,456
                                                          422   Payless Shoesource, Inc. (a)                               14,010
                                                          100   PetMed Express, Inc. (a)                                    1,185
                                                          500   Pier 1 Imports, Inc.                                        3,455
                                                          144   Priceline.com, Inc. (a)                                     7,669
                                                          221   Restoration Hardware, Inc. (a)                              1,450
                                                          100   Retail Ventures, Inc. (a)                                   2,105
                                                          200   Rush Enterprises, Inc. Class A (a)                          3,842
                                                           31   Russ Berrie & Co., Inc. (a)                                   437
                                                          137   School Specialty, Inc. (a)                                  4,947
                                                          165   Sonic Automotive, Inc.                                      4,703
                                                          303   Stage Stores, Inc.                                          7,063
                                                          130   Stamps.com, Inc. (a)                                        1,868
                                                          183   Stein Mart, Inc.                                            2,987
                                                          100   Talbots, Inc.                                               2,362
                                                          185   Tuesday Morning Corp.                                       2,745
                                                          212   Tween Brands, Inc. (a)                                      7,573
                                                          274   United Natural Foods, Inc. (a)                              8,395
                                                          141   ValueVision Media, Inc. Class A (a)                         1,743
                                                           30   Volcom, Inc. (a)                                            1,031
                                                          400   The Wet Seal, Inc. Class A (a)                              2,620
                                                          334   Zale Corp. (a)                                              8,811
                                                          100   Zumiez, Inc. (a)                                            4,012
                                                                                                                      -----------
                                                                                                                          353,407
---------------------------------------------------------------------------------------------------------------------------------
Savings & Loan - 1.6%                                     113   Anchor Bancorp Wisconsin, Inc.                              3,204
                                                          200   BFC Financial Corp. (a)                                       880
                                                          361   Bank Mutual Corp.                                           4,105
                                                          306   BankAtlantic Bancorp, Inc. Class A                          3,354
                                                          191   BankUnited Financial Corp. Class A                          4,051
                                                           48   Berkshire Hills Bancorp, Inc.                               1,615
                                                          320   Brookline Bancorp, Inc.                                     4,054
                                                           77   Coastal Financial Corp.                                     1,201
                                                          232   Dime Community Bancshares, Inc.                             3,069
                                                          100   Downey Financial Corp.                                      6,454
                                                           98   First Financial Holdings, Inc.                              3,391
                                                          125   First Indiana Corp.                                         2,731
                                                          663   First Niagara Financial Group, Inc.                         9,222
                                                           68   First Place Financial Corp.                                 1,459
                                                          142   First Republic Bank                                         7,625
                                                          103   FirstFed Financial Corp. (a)                                5,853
                                                          232   Flagstar Bancorp, Inc.                                      2,772
                                                           96   Flushing Financial Corp.                                    1,558
                                                           54   Great Southern Bancorp, Inc.                                1,581
                                                           56   Horizon Financial Corp.                                     1,236
                                                           61   IBERIABANK Corp.                                            3,395
                                                           41   ITLA Capital Corp.                                          2,133

BlackRock Series Fund, Inc.
BlackRock Small Cap Index Portfolio
Schedule of Investments as of March 31, 2007

                                                       Shares
Industry                                                 Held   Common Stocks                                             Value
---------------------------------------------------------------------------------------------------------------------------------
                                                          131   KNBT Bancorp, Inc.                                     $    1,931
                                                          150   Kearny Financial Corp.                                      2,157
                                                          195   MAF Bancorp, Inc.                                           8,061
                                                          350   NetBank, Inc.                                                 773
                                                          700   NewAlliance Bancshares, Inc.                               11,347
                                                          105   Northwest Bancorp, Inc.                                     2,844
                                                           42   OceanFirst Financial Corp.                                    729
                                                          206   Ocwen Financial Corp. (a)                                   2,651
                                                          138   PFF Bancorp, Inc.                                           4,186
                                                          244   Partners Trust Financial Group, Inc.                        2,789
                                                          423   Provident Financial Services, Inc.                          7,381
                                                          241   Provident New York Bancorp                                  3,410
                                                          100   Rockville Financial, Inc.                                   1,503
                                                          243   Sterling Financial Corp.                                    7,579
                                                          101   TierOne Corp.                                               2,731
                                                          135   United Community Financial Corp.                            1,492
                                                          700   W Holding Co., Inc.                                         3,500
                                                          105   Willow Grove Bancorp, Inc.                                  1,355
                                                                                                                      -----------
                                                                                                                          141,362
---------------------------------------------------------------------------------------------------------------------------------
Scientific Equipment & Suppliers - 0.2%                   260   Newport Corp. (a)                                           4,256
                                                          242   Varian, Inc. (a)                                           14,099
                                                                                                                      -----------
                                                                                                                           18,355
---------------------------------------------------------------------------------------------------------------------------------
Securities Brokerage & Services - 0.5%                    270   CharterMac                                                  5,224
                                                          100   GFI Group, Inc. (a)                                         6,797
                                                          110   Gladstone Investment Corp.                                  1,636
                                                          700   Knight Capital Group, Inc. Class A (a)                     11,088
                                                          311   LaBranche & Co., Inc. (a)                                   2,538
                                                          156   MarketAxess Holdings, Inc. (a)                              2,611
                                                          140   optionsXpress Holdings, Inc.                                3,296
                                                          100   Penson Worldwide, Inc. (a)                                  3,019
                                                          117   SWS Group, Inc.                                             2,903
                                                          100   Thomas Weisel Partners Group, Inc. (a)                      1,902
                                                                                                                      -----------
                                                                                                                           41,014
---------------------------------------------------------------------------------------------------------------------------------
Services: Commercial - 3.3%                               223   ABM Industries, Inc.                                        5,885
                                                          155   AMN Healthcare Services, Inc. (a)(g)                        3,506
                                                          120   Administaff, Inc.                                           4,224
                                                          130   The Advisory Board Co. (a)                                  6,581
                                                           84   Ambassadors Group, Inc.                                     2,792
                                                          410   CBIZ, Inc. (a)                                              2,911
                                                           64   CDI Corp.                                                   1,851
                                                           76   CRA International, Inc. (a)                                 3,966
                                                          153   Casella Waste Systems, Inc. (a)                             1,493
                                                          174   Chemed Corp.                                                8,519
                                                          114   CoStar Group, Inc. (a)                                      5,094
                                                          200   Coinmach Service Corp. Class A                              2,122

BlackRock Series Fund, Inc.
BlackRock Small Cap Index Portfolio
Schedule of Investments as of March 31, 2007

                                                       Shares
Industry                                                 Held   Common Stocks                                             Value
---------------------------------------------------------------------------------------------------------------------------------
                                                          177   Coinstar, Inc. (a)                                     $    5,540
                                                          229   Cross Country Healthcare, Inc. (a)                          4,175
                                                          173   Diamond Management & Technology Consultants, Inc.           2,022
                                                          100   DynCorp. International, Inc. (a)                            1,509
                                                           48   Exponent, Inc. (a)                                            958
                                                          259   FTI Consulting, Inc. (a)                                    8,700
                                                           39   First Advantage Corp. Class A (a)                             935
                                                          100   First Consulting Group, Inc. (a)                              910
                                                           77   Forrester Research, Inc. (a)                                2,184
                                                          127   G&K Services, Inc. Class A                                  4,608
                                                          106   The Geo Group, Inc. (a)                                     4,804
                                                          170   Gevity HR, Inc.                                             3,356
                                                          289   Harris Interactive, Inc. (a)                                1,743
                                                          122   Heidrick & Struggles International, Inc. (a)                5,911
                                                          300   Home Solutions of America, Inc. (a)                         1,425
                                                          156   Hudson Highland Group, Inc. (a)                             2,432
                                                          600   IKON Office Solutions, Inc.                                 8,622
                                                          166   Jackson Hewitt Tax Service, Inc.                            5,342
                                                          132   Kelly Services, Inc. Class A                                4,250
                                                          100   Kenexa Corp. (a)                                            3,113
                                                          243   Kforce, Inc. (a)                                            3,346
                                                          100   The Knot, Inc. (a)                                          2,153
                                                          224   Korn/Ferry International (a)                                5,139
                                                          294   Labor Ready, Inc. (a)                                       5,583
                                                          200   Lightbridge, Inc. (a)                                       3,514
                                                          100   Liquidity Services, Inc. (a)                                1,694
                                                          137   MAXIMUS, Inc.                                               4,724
                                                          623   MPS Group, Inc. (a)                                         8,815
                                                           84   Midas, Inc. (a)                                             1,812
                                                           44   Monro Muffler, Inc.                                         1,544
                                                          289   Navigant Consulting, Inc. (a)                               5,711
                                                          300   Net 1 UEPS Technologies, Inc. (a)                           7,464
                                                           61   NetRatings, Inc. (a)                                        1,269
                                                          100   On Assignment, Inc. (a)                                     1,241
                                                          300   PHH Corp. (a)                                               9,168
                                                          100   People Support, Inc. (a)                                    1,145
                                                          100   Perficient, Inc. (a)                                        1,978
                                                          100   Pre-Paid Legal Services, Inc. (a)                           5,011
                                                          100   The Providence Service Corp. (a)                            2,372
                                                          300   Regis Corp.                                                12,111
                                                          320   Resources Connection, Inc. (a)                             10,237
                                                          166   Rollins, Inc.                                               3,820
                                                          200   Sirva, Inc. (a)                                               714
                                                          257   Source Interlink Cos., Inc. (a)                             1,724
                                                          355   Spherion Corp. (a)                                          3,131
                                                           87   Startek, Inc.                                                 852
                                                          600   Synagro Technologies, Inc.                                  3,420

BlackRock Series Fund, Inc.
BlackRock Small Cap Index Portfolio
Schedule of Investments as of March 31, 2007

                                                       Shares
Industry                                                 Held   Common Stocks                                             Value
---------------------------------------------------------------------------------------------------------------------------------
                                                          213   TeleTech Holdings, Inc. (a)                            $    7,815
                                                          390   Tetra Tech, Inc. (a)                                        7,433
                                                           14   Travelzoo, Inc. (a)                                           515
                                                           76   Unifirst Corp.                                              2,916
                                                           37   Vertrue, Inc. (a)                                           1,780
                                                          100   Viad Corp.                                                  3,860
                                                           58   Volt Information Sciences, Inc. (a)                         1,519
                                                          496   Waste Connections, Inc. (a)                                14,850
                                                          133   Waste Services, Inc. (a)                                    1,322
                                                          255   Watson Wyatt Worldwide, Inc.                               12,406
                                                          384   Wireless Facilities, Inc. (a)                                 499
                                                          196   World Fuel Services Corp.                                   9,067
                                                                                                                      -----------
                                                                                                                          295,157
---------------------------------------------------------------------------------------------------------------------------------
Shipping - 0.3%                                           400   American Commercial Lines, Inc. (a)                        12,580
                                                          117   Gulfmark Offshore, Inc. (a)                                 5,107
                                                          100   Horizon  Lines, Inc. Class A                                3,282
                                                                                                                      -----------
                                                                                                                           20,969
---------------------------------------------------------------------------------------------------------------------------------
Shoes - 0.6%                                               80   DSW, Inc. Class A (a)                                       3,377
                                                           67   Deckers Outdoor Corp. (a)                                   4,758
                                                          223   The Finish Line, Inc. Class A                               2,810
                                                          200   Iconix Brand Group, Inc. (a)                                4,080
                                                          185   K-Swiss, Inc. Class A                                       4,999
                                                           69   Kenneth Cole Productions, Inc. Class A                      1,771
                                                          100   Shoe Carnival, Inc. (a)                                     3,330
                                                          108   Skechers U.S.A., Inc. Class A (a)                           3,626
                                                          182   Steven Madden Ltd.                                          5,314
                                                          199   Stride Rite Corp.                                           3,063
                                                          300   Timberland Co. Class A (a)                                  7,809
                                                          317   Wolverine World Wide, Inc.                                  9,057
                                                                                                                      -----------
                                                                                                                           53,994
---------------------------------------------------------------------------------------------------------------------------------
Steel - 0.6%                                              700   AK Steel Holding Corp. (a)                                 16,373
                                                          296   Chaparral Steel Co.                                        17,218
                                                          175   Gibraltar Industries, Inc.                                  3,959
                                                          141   Schnitzer Steel Industries, Inc. Class A                    5,664
                                                           81   Steel Technologies, Inc.                                    2,396
                                                           45   Wheeling-Pittsburgh Corp. (a)                               1,066
                                                          400   Worthington Industries, Inc.                                8,232
                                                                                                                      -----------
                                                                                                                           54,908
---------------------------------------------------------------------------------------------------------------------------------
Sugar - 0.0%                                              100   Imperial Sugar Co. New Shares                               3,353
---------------------------------------------------------------------------------------------------------------------------------
Telecommunications Equipment - 1.0%                       900   Andrew Corp. (a)                                            9,531
                                                          620   Arris Group, Inc. (a)                                       8,730
                                                          139   Audiovox Corp. Class A (a)                                  2,047
                                                          290   Belden CDT, Inc.                                           15,541
                                                          255   C-COR, Inc. (a)                                             3,534
                                                          100   CalAmp Corp. (a)                                              863
                                                          355   Interdigital Communications Corp. (a)                      11,243

BlackRock Series Fund, Inc.
BlackRock Small Cap Index Portfolio
Schedule of Investments as of March 31, 2007

                                                       Shares
Industry                                                 Held   Common Stocks                                             Value
---------------------------------------------------------------------------------------------------------------------------------
                                                          229   Mastec, Inc. (a)                                       $    2,521
                                                          300   Plantronics, Inc.                                           7,086
                                                          600   Polycom, Inc. (a)                                          19,998
                                                          629   Powerwave Technologies, Inc. (a)                            3,579
                                                          100   Radyne Corp. (a)                                              912
                                                          334   Symmetricom, Inc. (a)                                       2,772
                                                                                                                      -----------
                                                                                                                           88,357
---------------------------------------------------------------------------------------------------------------------------------
Textile Products - 0.1%                                   258   Interface, Inc. Class A                                     4,125
---------------------------------------------------------------------------------------------------------------------------------
Textiles Apparel Manufacturers - 1.0%                     278   Carter's, Inc. (a)                                          7,045
                                                           59   Cherokee, Inc.                                              2,541
                                                          100   Columbia Sportswear Co.                                     6,231
                                                          148   Guess?, Inc.                                                5,993
                                                          112   Hartmarx Corp. (a)                                            829
                                                          130   J. Crew Group, Inc. (a)                                     5,222
                                                          194   Kellwood Co.                                                5,690
                                                           90   Maidenform Brands, Inc. (a)                                 2,076
                                                           99   Oxford Industries, Inc.                                     4,895
                                                           81   Perry Ellis International, Inc. (a)                         2,591
                                                          338   Phillips-Van Heusen Corp.                                  19,874
                                                          700   Quiksilver, Inc. (a)                                        8,120
                                                          100   True Religion Apparel, Inc. (a)                             1,624
                                                          100   Under Armour, Inc. Class A (a)                              5,130
                                                          325   The Warnaco Group, Inc. (a)                                 9,230
                                                                                                                      -----------
                                                                                                                           87,091
---------------------------------------------------------------------------------------------------------------------------------
Tires & Rubber - 0.1%                                      64   Bandag, Inc.                                                3,244
                                                          358   Cooper Tire & Rubber Co.                                    6,548
                                                          100   Titan International, Inc.                                   2,533
                                                                                                                      -----------
                                                                                                                           12,325
---------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.3%                                            532   Alliance One International, Inc. (a)                        4,910
                                                           85   Schweitzer-Mauduit International, Inc.                      2,112
                                                          176   Universal Corp.                                            10,798
                                                          312   Vector Group Ltd.                                           5,838
                                                                                                                      -----------
                                                                                                                           23,658
---------------------------------------------------------------------------------------------------------------------------------
Toys - 0.2%                                               181   Jakks Pacific, Inc. (a)                                     4,326
                                                          201   Leapfrog Enterprises, Inc. (a)                              2,151
                                                          200   Marvel Entertainment, Inc. (a)                              5,550
                                                                                                                      -----------
                                                                                                                           12,027
---------------------------------------------------------------------------------------------------------------------------------
Transportation Miscellaneous - 0.2%                       100   Celadon Group, Inc. (a)                                     1,670
                                                          220   HUB Group, Inc. Class A (a)                                 6,378
                                                          206   Pacer International, Inc.                                   5,550
                                                           56   US Xpress Enterprises, Inc. Class A (a)                       967
                                                                                                                      -----------
                                                                                                                           14,565
---------------------------------------------------------------------------------------------------------------------------------
Truckers - 0.5%                                           156   Arkansas Best Corp.                                         5,546
                                                          196   Forward Air Corp.                                           6,444
                                                          370   Heartland Express, Inc.                                     5,876

BlackRock Series Fund, Inc.
BlackRock Small Cap Index Portfolio
Schedule of Investments as of March 31, 2007

                                                       Shares
Industry                                                 Held   Common Stocks                                             Value
---------------------------------------------------------------------------------------------------------------------------------
                                                          333   Knight Transportation, Inc.                            $    5,934
                                                           61   Marten Transport Ltd. (a)                                     969
                                                          184   Old Dominion Freight Line, Inc. (a)                         5,301
                                                          115   Saia, Inc. (a)                                              2,731
                                                          100   USA Truck, Inc. (a)                                         1,554
                                                          338   Werner Enterprises, Inc.                                    6,141
                                                                                                                      -----------
                                                                                                                           40,496
---------------------------------------------------------------------------------------------------------------------------------
Utilities: Cable TV & Radio - 0.0%                        384   Mediacom Communications Corp. Class A (a)                   3,126
---------------------------------------------------------------------------------------------------------------------------------
Utilities: Electrical - 1.6%                              200   Allete, Inc.                                                9,324
                                                          292   Avista Corp.                                                7,075
                                                          230   Black Hills Corp.                                           8,457
                                                           94   CH Energy Group, Inc.                                       4,577
                                                          338   Cleco Corp.                                                 8,731
                                                          589   Duquesne Light Holdings, Inc.                              11,656
                                                          340   El Paso Electric Co. (a)                                    8,959
                                                          147   The Empire District Electric Co.                            3,646
                                                          292   IDACORP, Inc.                                               9,881
                                                           90   ITC Holdings Corp.                                          3,896
                                                          118   MGE Energy, Inc.                                            4,184
                                                          200   NorthWestern Corp.                                          7,086
                                                          211   Otter Tail Corp.                                            7,225
                                                          400   PNM Resources, Inc.                                        12,920
                                                           90   Pike Electric Corp. (a)                                     1,627
                                                          100   Portland General Electric Co.                               2,920
                                                          153   UIL Holdings Corp.                                          5,309
                                                          246   Unisource Energy Corp.                                      9,237
                                                          500   Westar Energy, Inc.                                        13,760
                                                                                                                      -----------
                                                                                                                          140,470
---------------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Distributors - 0.8%                         97   Cascade Natural Gas Corp.                                   2,556
                                                           27   EnergySouth, Inc.                                           1,132
                                                          121   The Laclede Group, Inc.                                     3,761
                                                          193   New Jersey Resources Corp.                                  9,660
                                                          304   Nicor, Inc.                                                14,720
                                                          166   Northwest Natural Gas Co.                                   7,581
                                                          400   Piedmont Natural Gas Co.                                   10,552
                                                          162   South Jersey Industries, Inc.                               6,164
                                                          210   Southwest Gas Corp.                                         8,163
                                                          337   WGL Holdings, Inc.                                         10,777
                                                                                                                      -----------
                                                                                                                           75,066
---------------------------------------------------------------------------------------------------------------------------------
Utilities: Miscellaneous - 0.1%                         2,268   Aquila, Inc. (a)                                            9,480
---------------------------------------------------------------------------------------------------------------------------------
Utilities: Telecommunications - 1.1%                      300   Alaska Communications Systems Group, Inc.                   4,425
                                                          190   CT Communications, Inc.                                     4,579
                                                          100   Centennial Communications Corp. (a)                           823
                                                        1,501   Cincinnati Bell, Inc. (a)                                   7,055
                                                            1   Citizens Communications Co.                                    11
                                                          100   Consolidated Communications Holdings, Inc.                  1,989

BlackRock Series Fund, Inc.
BlackRock Small Cap Index Portfolio
Schedule of Investments as of March 31, 2007

                                                       Shares
Industry                                                 Held   Common Stocks                                             Value
---------------------------------------------------------------------------------------------------------------------------------
                                                          874   Dobson Communications Corp. Class A (a)                $    7,499
                                                          100   Eschelon Telecom, Inc. (a)                                  2,890
                                                          170   FairPoint Communications, Inc.                              3,266
                                                          680   FiberTower Corp. (a)                                        3,529
                                                          345   General Communication, Inc. Class A (a)                     4,830
                                                          180   Golden Telecom, Inc. (e)                                    9,968
                                                          300   IDT Corp. Class B                                           3,405
                                                          144   Iowa Telecommunications Services, Inc.                      2,880
                                                          100   iPCS, Inc. (a)                                              4,899
                                                          100   NTELOS Holdings Corp.                                       1,922
                                                           80   North Pittsburgh Systems, Inc.                              1,742
                                                          350   PAETEC Holding Corp. (a)                                    3,668
                                                          453   Premiere Global Services, Inc. (a)                          5,083
                                                          100   RCN Corp. (a)                                               2,555
                                                           29   Shenandoah Telecom Co.                                      1,366
                                                           80   SureWest Communications                                     1,990
                                                          859   Time Warner Telecom, Inc. Class A (a)                      17,841
                                                          152   USA Mobility, Inc.                                          3,029
                                                                                                                      -----------
                                                                                                                          101,244
---------------------------------------------------------------------------------------------------------------------------------
Utilities: Water - 0.2%                                   129   American States Water Co.                                   4,756
                                                          126   California Water Service Group                              4,828
                                                           58   SJW Corp.                                                   2,348
                                                          172   Southwest Water Co.                                         2,480
                                                                                                                      -----------
                                                                                                                           14,412
---------------------------------------------------------------------------------------------------------------------------------
Wholesale & International Trade - 0.1%                    239   Central European Distribution Corp. (a)                     6,957
---------------------------------------------------------------------------------------------------------------------------------
Wholesalers - 0.3%                                        282   Brightpoint, Inc. (a)                                       3,226
                                                          250   LKQ Corp. (a)                                               5,465
                                                          190   Prestige Brands Holdings, Inc. (a)                          2,251
                                                          234   United Stationers, Inc. (a)                                14,021
                                                                                                                      -----------
                                                                                                                           24,963
---------------------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks  (Cost - $6,896,695) - 89.6%        7,964,177
---------------------------------------------------------------------------------------------------------------------------------

                                                                Mutual Funds
---------------------------------------------------------------------------------------------------------------------------------
                                                           84   Gladstone Capital Corp.                                     1,989
---------------------------------------------------------------------------------------------------------------------------------
                                                                Total Mutual Funds  (Cost - $2,017) - 0.0%                  1,989
---------------------------------------------------------------------------------------------------------------------------------

                                                   Beneficial
                                                     Interest   Short-Term Securities
---------------------------------------------------------------------------------------------------------------------------------
                                                    $ 929,915   BlackRock Liquidity Series, LLC                           929,915
                                                                   Cash Sweep Series, 5.26% (b)(d)
                                                       30,100   BlackRock Liquidity Series, LLC                            30,100
                                                                   Money Market Series, 5.33% (b)(c)(d)
---------------------------------------------------------------------------------------------------------------------------------
                                                                Total Short-Term Securities (Cost - $960,015) - 10.8%     960,015
---------------------------------------------------------------------------------------------------------------------------------
                                                                Total Investments (Cost - $7,858,727*) - 100.4%         8,926,181

                                                                Liabilities in Excess of Other Assets - (0.4%)            (36,740)
                                                                                                                       ----------
                                                                Net Assets - 100.0%                                    $8,889,441
                                                                                                                       ==========

BlackRock Series Fund, Inc.
BlackRock Small Cap Index Portfolio
Schedule of Investments as of March 31, 2007

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                $ 7,851,524
                                                                    ===========
      Gross unrealized appreciation                                 $ 1,707,216
      Gross unrealized depreciation                                    (632,559)
                                                                    -----------
      Net unrealized appreciation                                   $ 1,074,657
                                                                    ===========

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ------------------------------------------------------------------------------------------------------------------------
                                                                                     Sales        Realized        Interest/
      Affiliate                                                Purchase Cost          Cost        Gain/Loss    Dividend Income
      ------------------------------------------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series          $ 307,510**       $      --      $      --        $ 10,900
      BlackRock Liquidity Series, LLC Money Market Series        $  22,350**       $      --      $      --        $    149
      PNC Financial Services Group, Inc.                         $      --         $      --      $      --        $      5
      Anthracite Capital, Inc.                                   $      --         $      --      $      --        $     90
      ------------------------------------------------------------------------------------------------------------------------

**    Represents net purchase cost.
(c)   Security was purchased with the cash proceeds from securities loans.
(d)   Represents the current yield as of March 31, 2007.
(e)   Depositary receipts.
(f)   Security, or a portion of security, is on loan.
(g)   Security held as collateral in connection with open future contracts.
o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o Financial futures contracts purchased as of March 31, 2007 were as follows:

      --------------------------------------------------------------------------
      Number of                      Expiration          Face        Unrealized
      Contract        Issue             Date            Value       Appreciation
      --------------------------------------------------------------------------
         12       Russell Mini        June 2007       $952,827         $ 16,773
      --------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock International Index Portfolio
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                             Shares
Country         Industry                                       Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Australia -     Airlines - 0.0%                                  45   Qantas Airways Ltd.                              $        191
5.5%            -------------------------------------------------------------------------------------------------------------------
                Beverages - 0.1%                                826   Foster's Group Ltd.                                     4,578
                                                                382   Lion Nathan Ltd.                                        2,732
                                                                                                                       ------------
                                                                                                                              7,310
                -------------------------------------------------------------------------------------------------------------------
                Biotechnology - 0.1%                            173   CSL Ltd.                                               11,530
                -------------------------------------------------------------------------------------------------------------------
                Capital Markets - 0.1%                          127   Macquarie Bank Ltd.                                     8,503
                                                                 22   Perpetual Trustees Australia Ltd.                       1,381
                                                                                                                       ------------
                                                                                                                              9,884
                -------------------------------------------------------------------------------------------------------------------
                Chemicals - 0.1%                                371   Orica Ltd.                                              7,609
                -------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 1.3%                       1,272   Australia & New Zealand Banking Group Ltd.             30,567
                                                                916   Commonwealth Bank of Australia Ltd.                    37,250
                                                              1,382   National Australia Bank Ltd.                           45,174
                                                              1,241   Westpac Banking Corp.                                  26,458
                                                                                                                       ------------
                                                                                                                            139,449
                -------------------------------------------------------------------------------------------------------------------
                Commercial Services &                         1,435   Brambles Ltd. (b)                                      15,802
                Supplies - 0.2%                                 157   Downer EDI Ltd.                                           866
                                                                                                                       ------------
                                                                                                                             16,668
                -------------------------------------------------------------------------------------------------------------------
                Construction & Engineering - 0.1%               240   Leighton Holdings Ltd.                                  6,509
                -------------------------------------------------------------------------------------------------------------------
                Construction Materials - 0.1%                   845   Boral Ltd.                                              5,634
                                                                507   James Hardie Industries NV                              3,429
                                                                465   Rinker Group Ltd.                                       6,791
                                                                                                                       ------------
                                                                                                                             15,854
                -------------------------------------------------------------------------------------------------------------------
                Containers & Packaging - 0.0%                   790   Amcor Ltd.                                              4,826
                -------------------------------------------------------------------------------------------------------------------
                Distributors - 0.0%                           1,163   Pacific Brands Ltd.                                     2,889
                -------------------------------------------------------------------------------------------------------------------
                Diversified Financial                            94   Australian Stock Exchange Ltd.                          3,346
                Services - 0.2%                                 236   Babcock & Brown Ltd.                                    5,245
                                                                547   Suncorp-Metway Ltd.                                     9,206
                                                                                                                       ------------
                                                                                                                             17,797
                -------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication                 1,684   Telstra Corp. Ltd.                                      6,349
                Services - 0.1%
                -------------------------------------------------------------------------------------------------------------------
                Energy Equipment & Services - 0.1%              225   WorleyParsons Ltd.                                      5,059
                -------------------------------------------------------------------------------------------------------------------
                Food & Staples Retailing - 0.3%               1,184   Coles Myer Ltd.                                        15,567
                                                                979   Woolworths Ltd.                                        21,537
                                                                                                                       ------------
                                                                                                                             37,104
                -------------------------------------------------------------------------------------------------------------------
                Food Products - 0.0%                          1,732   Futuris Corp. Ltd.                                      3,027
                -------------------------------------------------------------------------------------------------------------------
                Health Care Equipment & Supplies - 0.0%          91   Cochlear Ltd.                                           4,765
                -------------------------------------------------------------------------------------------------------------------
                Health Care Providers & Services - 0.0%       1,083   Mayne Group Ltd.                                        3,181
                -------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock International Index Portfolio
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                             Shares
Country         Industry                                       Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                Hotels, Restaurants & Leisure - 0.2%            410   Aristocrat Leisure Ltd.                          $      5,440
                                                                602   TABCORP Holdings Ltd.                                   8,032
                                                                749   Tattersall's Ltd.                                       3,121
                                                                                                                       ------------
                                                                                                                             16,593
                -------------------------------------------------------------------------------------------------------------------
                IT Services - 0.0%                              307   Computershare Ltd.                                      2,695
                -------------------------------------------------------------------------------------------------------------------
                Industrial Conglomerates - 0.1%               1,846   CSR Ltd.                                                5,093
                                                                159   Wesfarmers Ltd.                                         4,856
                                                                                                                       ------------
                                                                                                                              9,949
                -------------------------------------------------------------------------------------------------------------------
                Insurance - 0.3%                              1,487   AMP Ltd.                                               12,501
                                                                 44   AXA Asia Pacific Holdings Ltd.                            257
                                                              1,783   Insurance Australia Group Ltd.                          8,454
                                                                493   QBE Insurance Group Ltd.                               12,581
                                                                                                                       ------------
                                                                                                                             33,793
                -------------------------------------------------------------------------------------------------------------------
                Media - 0.1%                                  1,601   John Fairfax Holdings Ltd.                              6,451
                -------------------------------------------------------------------------------------------------------------------
                Metals & Mining - 0.9%                          172   Alumina Ltd.                                            1,017
                                                              2,526   BHP Billiton Ltd.                                      61,089
                                                                147   BlueScope Steel Ltd.                                    1,249
                                                                380   Iluka Resources Ltd.                                    1,811
                                                                220   Newcrest Mining Ltd.                                    4,235
                                                                882   OneSteel Ltd.                                           3,682
                                                                280   Rio Tinto Ltd.                                         17,854
                                                                529   Zinifex Ltd.                                            6,754
                                                                                                                       ------------
                                                                                                                             97,691
                -------------------------------------------------------------------------------------------------------------------
                Multi-Utilities - 0.1%                          479   AGL Energy Ltd.                                         6,251
                                                                438   Alinta Ltd.                                             5,146
                                                                                                                       ------------
                                                                                                                             11,397
                -------------------------------------------------------------------------------------------------------------------
                Oil, Gas & Consumable Fuels - 0.3%              101   Caltex Australia Ltd.                                   1,950
                                                                734   Origin Energy Ltd.                                      5,351
                                                                738   Paladin Resources Ltd. (b)                              5,810
                                                                772   Santos Ltd.                                             6,340
                                                                239   Woodside Petroleum Ltd.                                 7,636
                                                                                                                       ------------
                                                                                                                             27,087
                -------------------------------------------------------------------------------------------------------------------
                Paper & Forest Products - 0.0%                  621   PaperlinX Ltd.                                          2,095
                -------------------------------------------------------------------------------------------------------------------
                Real Estate Investment Trusts                 2,912   CFS Retail Property Trust                               5,230
                (REITs) - 0.5%                                   62   Centro Properties Group                                   437
                                                              3,662   Commonwealth Property Office Fund                       4,059
                                                              3,296   DB RREEF Trust                                          4,600

BlackRock Series Fund, Inc. - BlackRock International Index Portfolio
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                             Shares
Country         Industry                                       Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                              1,150   ING Industrial Fund                              $      2,196
                                                              2,653   Investa Property Group                                  5,216
                                                                306   Macquarie Office Trust                                    375
                                                                358   Macquire Goodman Group                                  2,025
                                                                857   Multiplex Group                                         3,100
                                                                438   Stockland                                               2,888
                                                              1,346   Westfield Group                                        22,402
                                                                                                                       ------------
                                                                                                                             52,528
                -------------------------------------------------------------------------------------------------------------------
                Real Estate Management &                      2,113   General Property Trust                                  8,446
                Development - 0.1%                               17   Lend Lease Corp., Ltd.                                    275
                                                                                                                       ------------
                                                                                                                              8,721
                -------------------------------------------------------------------------------------------------------------------
                Road & Rail - 0.0%                              209   Toll Holdings Ltd.                                      3,467
                -------------------------------------------------------------------------------------------------------------------
                Textiles, Apparel & Luxury                      189   Billabong International Ltd.                            2,554
                Goods - 0.0%
                -------------------------------------------------------------------------------------------------------------------
                Transportation Infrastructure - 0.1%          1,223   Macquarie Airports Group                                3,948
                                                                603   Macquarie Infrastructure Group                          1,873
                                                                982   Transurban Group                                        6,166
                                                                                                                       ------------
                                                                                                                             11,987
                -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Australia                      587,009
-----------------------------------------------------------------------------------------------------------------------------------
Austria - 0.5%  Building Products - 0.0%                         54   Wienerberger AG                                         3,372
                -------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 0.2%                         164   Erste Bank der Oesterreichischen Sparkassen AG         12,772
                                                                 49   Raiffeisen International Bank Holding AG                6,898
                                                                                                                       ------------
                                                                                                                             19,670
                -------------------------------------------------------------------------------------------------------------------
                Construction Materials - 0.0%                    64   RHI AG (b)                                              3,161
                -------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication                   154   Telekom Austria AG                                      3,849
                Services - 0.0%
                -------------------------------------------------------------------------------------------------------------------
                Electric Utilities - 0.0%                        88   Verbund - Oesterreichische
                                                                      Elektrizitaetswirtschafts AG                            3,945
                -------------------------------------------------------------------------------------------------------------------
                Insurance - 0.0%                                  1   Wiener Staedtische Allgemeine Versicherung AG              71
                -------------------------------------------------------------------------------------------------------------------
                Machinery - 0.1%                                 22   Andritz AG                                              5,519
                -------------------------------------------------------------------------------------------------------------------
                Metals & Mining - 0.1%                           72   Boehler-Uddeholm AG                                     6,925
                                                                  2   Voestalpine AG                                            145
                                                                                                                       ------------
                                                                                                                              7,070
                -------------------------------------------------------------------------------------------------------------------
                Oil, Gas & Consumable                            61   OMV AG                                                  3,842
                Fuels - 0.0%
                -------------------------------------------------------------------------------------------------------------------
                Real Estate Management &                        547   IMMOFINANZ Immobilien Anlagen AG (b)                    8,768
                Development - 0.1%                              111   Meinl European Land Ltd. (b)                            3,087
                                                                                                                       ------------
                                                                                                                             11,855
                -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Austria                         62,354
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock International Index Portfolio
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                             Shares
Country         Industry                                       Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Belgium - 1.1%  Beverages - 0.1%                                173   InBev NV                                         $     12,491
                -------------------------------------------------------------------------------------------------------------------
                Chemicals - 0.1%                                 66   Solvay SA                                              10,143
                -------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 0.3%                         491   Dexia Group                                            14,653
                                                                138   KBC Bancassurance Holding                              17,165
                                                                                                                       ------------
                                                                                                                             31,818
                -------------------------------------------------------------------------------------------------------------------
                Diversified Financial                           885   Fortis                                                 40,420
                Services - 0.5%                                  76   Groupe Bruxelles Lambert SA                             8,893
                                                                  5   Groupe Bruxelles Lambert SA Strip VVPR (b)                  0
                                                                                                                       ------------
                                                                                                                             49,313
                -------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication                    66   Belgacom SA                                             2,931
                Services - 0.0%
                -------------------------------------------------------------------------------------------------------------------
                Food & Staples Retailing - 0.1%                  28   Colruyt SA                                              6,408
                                                                 35   Delhaize Group                                          3,217
                                                                                                                       ------------
                                                                                                                              9,625
                -------------------------------------------------------------------------------------------------------------------
                Health Care Equipment &                          31   Omega Pharma SA                                         2,388
                Supplies - 0.0%
                -------------------------------------------------------------------------------------------------------------------
                Leisure Equipment & Products - 0.0%              64   AGFA-Gevaert NV                                         1,444
                -------------------------------------------------------------------------------------------------------------------
                Oil, Gas & Consumable Fuels - 0.0%               42   Euronav SA                                              1,413
                -------------------------------------------------------------------------------------------------------------------
                Pharmaceuticals - 0.0%                           54   UCB SA                                                  3,143
                -------------------------------------------------------------------------------------------------------------------
                Wireless Telecommunication                       39   Mobistar SA                                             3,298
                Services - 0.0%
                -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Belgium                        128,007
-----------------------------------------------------------------------------------------------------------------------------------
Bermuda - 0.0%  Energy Equipment & Services - 0.0%              117   SeaDrill Ltd. (b)                                       1,925
                -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Bermuda                          1,925
-----------------------------------------------------------------------------------------------------------------------------------
Cayman          Communications Equipment - 0.0%               1,000   Foxconn International Holdings Ltd. (b)                 3,052
Islands - 0.0%  -------------------------------------------------------------------------------------------------------------------
                Wireless Telecommunication                    1,000   Hutchison Telecommunications International
                Services - 0.0%                                       Ltd. (b)                                                2,027
                -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in the Cayman Islands               5,079
-----------------------------------------------------------------------------------------------------------------------------------
Denmark - 0.8%  Beverages - 0.0%                                 21   Carlsberg A/S                                           2,285
                -------------------------------------------------------------------------------------------------------------------
                Chemicals - 0.0%                                 47   Novozymes A/S Class B                                   4,205
                -------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 0.2%                         364   Danske Bank A/S                                        16,935
                                                                 50   Jyske Bank (b)                                          4,025
                                                                  1   Sydbank A/S                                                54
                                                                                                                       ------------
                                                                                                                             21,014
                -------------------------------------------------------------------------------------------------------------------
                Electrical Equipment - 0.0%                      64   Vestas Wind Systems A/S (b)                             3,586
                -------------------------------------------------------------------------------------------------------------------
                Food Products - 0.1%                             95   Danisco A/S                                             7,486
                                                                 24   East Asiatic Co., Ltd. A/S                              1,153
                                                                                                                       ------------
                                                                                                                              8,639
                -------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock International Index Portfolio
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                             Shares
Country         Industry                                       Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                Health Care Equipment &                          39   Coloplast A/S Class B                            $      3,311
                Supplies - 0.1%                                 200   GN Store Nord A/S                                       2,833
                                                                                                                       ------------
                                                                                                                              6,144
                -------------------------------------------------------------------------------------------------------------------
                Household Durables - 0.0%                        10   Bang & Olufsen A/S Class B                              1,239
                -------------------------------------------------------------------------------------------------------------------
                Insurance - 0.1%                                 26   Topdanmark A/S (b)                                      5,034
                -------------------------------------------------------------------------------------------------------------------
                Marine - 0.1%                                     1   AP Moller - Maersk A/S                                 10,434
                -------------------------------------------------------------------------------------------------------------------
                Pharmaceuticals - 0.2%                           60   H Lundbeck A/S                                          1,404
                                                                166   Novo-Nordisk A/S B                                     15,148
                                                                                                                       ------------
                                                                                                                             16,552
                -------------------------------------------------------------------------------------------------------------------
                Road & Rail - 0.0%                               14   DSV A/S                                                 2,455
                -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Denmark                         81,587
-----------------------------------------------------------------------------------------------------------------------------------
Finland - 1.4%  Auto Components - 0.0%                           65   Nokian Renkaat Oyj                                      1,780
                -------------------------------------------------------------------------------------------------------------------
                Building Products - 0.0%                        100   Asko Oyj                                                3,535
                -------------------------------------------------------------------------------------------------------------------
                Communications Equipment - 0.6%               2,962   Nokia Oyj                                              68,175
                -------------------------------------------------------------------------------------------------------------------
                Construction & Engineering - 0.0%                 1   YIT Oyj                                                    34
                -------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication                   202   Elisa Corp.                                             5,853
                Services - 0.1%
                -------------------------------------------------------------------------------------------------------------------
                Electric Utilities - 0.1%                       289   Fortum Oyj                                              8,428
                -------------------------------------------------------------------------------------------------------------------
                Food & Staples Retailing - 0.0%                  30   Kesko Oyj Class B                                       1,600
                -------------------------------------------------------------------------------------------------------------------
                IT Services - 0.0%                               80   TietoEnator Oyj                                         2,330
                -------------------------------------------------------------------------------------------------------------------
                Insurance - 0.1%                                486   Sampo Oyj                                              14,750
                -------------------------------------------------------------------------------------------------------------------
                Leisure Equipment & Products - 0.0%             113   Amer Sports Corp.                                       2,477
                -------------------------------------------------------------------------------------------------------------------
                Machinery - 0.2%                                114   Cargotec Corp. Class B                                  6,885
                                                                  1   KCI Konecranes Oyj                                         33
                                                                 88   Kone Oyj Class B                                        5,028
                                                                 84   Wartsila Oyj                                            5,194
                                                                                                                       ------------
                                                                                                                             17,140
                -------------------------------------------------------------------------------------------------------------------
                Metals & Mining - 0.0%                           37   Outokumpu Oyj                                           1,272
                                                                 57   Rautaruukki Oyj                                         2,657
                                                                                                                       ------------
                                                                                                                              3,929
                -------------------------------------------------------------------------------------------------------------------
                Oil, Gas & Consumable Fuels - 0.1%              144   Neste Oil Oyj                                           4,963
                -------------------------------------------------------------------------------------------------------------------
                Paper & Forest Products - 0.2%                  552   Stora Enso Oyj Class R                                  9,586
                                                                311   UPM-Kymmene Oyj                                         7,923
                                                                                                                       ------------
                                                                                                                             17,509
                -------------------------------------------------------------------------------------------------------------------
                Pharmaceuticals - 0.0%                           47   Orion Oyj                                               1,133
                -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Finland                        153,636
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock International Index Portfolio
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                             Shares
Country         Industry                                       Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
France - 9.3%   Aerospace & Defense - 0.2%                      257   European Aeronautic Defense and Space Co.        $      7,972
                                                                165   Safran SA                                               4,027
                                                                 75   Zodiac SA                                               5,398
                                                                                                                       ------------
                                                                                                                             17,397
                -------------------------------------------------------------------------------------------------------------------
                Airlines - 0.0%                                  76   Air France-KLM                                          3,467
                -------------------------------------------------------------------------------------------------------------------
                Auto Components - 0.2%                          143   Compagnie Generale des Etablissements Michelin         15,792
                                                                120   Valeo SA                                                7,039
                                                                                                                       ------------
                                                                                                                             22,831
                -------------------------------------------------------------------------------------------------------------------
                Automobiles - 0.2%                              160   Peugeot SA                                             11,277
                                                                129   Renault SA                                             15,087
                                                                                                                       ------------
                                                                                                                             26,364
                -------------------------------------------------------------------------------------------------------------------
                Beverages - 0.1%                                 72   Pernod-Ricard SA                                       14,602
                -------------------------------------------------------------------------------------------------------------------
                Building Products - 0.2%                        243   Cie de Saint-Gobain SA                                 23,752
                -------------------------------------------------------------------------------------------------------------------
                Chemicals - 0.2%                                 96   Air Liquide                                            23,404
                -------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 1.3%                         605   BNP Paribas SA                                         63,192
                                                                507   Credit Agricole SA                                     19,770
                                                                299   Societe Generale                                       51,673
                                                                                                                       ------------
                                                                                                                            134,635
                -------------------------------------------------------------------------------------------------------------------
                Commercial Services & Supplies - 0.0%            15   Societe BIC SA (b)                                      1,049
                -------------------------------------------------------------------------------------------------------------------
                Communications Equipment - 0.2%               1,887   Alcatel SA                                             22,208
                -------------------------------------------------------------------------------------------------------------------
                Construction & Engineering - 0.2%               135   Vinci SA                                               20,923
                -------------------------------------------------------------------------------------------------------------------
                Construction Materials - 0.2%                    16   Imerys SA                                               1,485
                                                                128   Lafarge SA                                             20,124
                                                                                                                       ------------
                                                                                                                             21,609
                -------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication                 1,225   France Telecom SA                                      32,352
                Services - 0.3%
                -------------------------------------------------------------------------------------------------------------------
                Electrical Equipment - 0.3%                     102   Alstom (b)                                             13,237
                                                                153   Schneider Electric SA                                  19,423
                                                                  9   Schneider Electric SA (b)                               1,106
                                                                                                                       ------------
                                                                                                                             33,766
                -------------------------------------------------------------------------------------------------------------------
                Energy Equipment & Services - 0.0%               43   Technip SA                                              3,155
                -------------------------------------------------------------------------------------------------------------------
                Food & Staples Retailing - 0.4%                 428   Carrefour SA                                           31,303
                                                                 64   Casino Guichard Perrachon SA                            6,462
                                                                                                                       ------------
                                                                                                                             37,765
                -------------------------------------------------------------------------------------------------------------------
                Food Products - 0.3%                            181   Groupe Danone                                          29,571
                -------------------------------------------------------------------------------------------------------------------
                Gas Utilities - 0.1%                            204   Gaz de France SA                                        9,467
                -------------------------------------------------------------------------------------------------------------------
                Health Care Equipment &                          42   Cie Generale d'Optique Essilor International SA         4,825
                Supplies - 0.0%
                -------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock International Index Portfolio
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                             Shares
Country         Industry                                       Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                Hotels, Restaurants & Leisure - 0.2%            109   Accor SA                                         $     10,417
                                                                103   Sodexho Alliance SA                                     7,541
                                                                                                                       ------------
                                                                                                                             17,958
                -------------------------------------------------------------------------------------------------------------------
                Household Durables - 0.0%                        72   Thomson                                                 1,386
                -------------------------------------------------------------------------------------------------------------------
                IT Services - 0.1%                               14   Atos Origin SA (b)                                        938
                                                                123   Cap Gemini SA                                           9,364
                                                                                                                       ------------
                                                                                                                             10,302
                -------------------------------------------------------------------------------------------------------------------
                Insurance - 0.5%                              1,179   AXA SA                                                 49,989
                                                                 36   CNP Assurances                                          4,193
                                                                155   Scor Regroupe                                           4,187
                                                                                                                       ------------
                                                                                                                             58,369
                -------------------------------------------------------------------------------------------------------------------
                Machinery - 0.1%                                 26   Vallourec SA (b)                                        6,654
                -------------------------------------------------------------------------------------------------------------------
                Media - 0.5%                                     52   Lagardere S.C.A.                                        4,004
                                                                 12   M6-Metropole Television SA                                440
                                                                 76   Publicis Groupe                                         3,671
                                                                158   Societe Television Francaise 1                          5,289
                                                                945   Vivendi SA                                             38,401
                                                                                                                       ------------
                                                                                                                             51,805
                -------------------------------------------------------------------------------------------------------------------
                Multi-Utilities - 0.6%                          833   Suez SA                                                43,932
                                                                264   Veolia Environnement SA                                19,629
                                                                                                                       ------------
                                                                                                                             63,561
                -------------------------------------------------------------------------------------------------------------------
                Multiline Retail - 0.1%                          44   Pinault-Printemps-Redoute                               7,036
                -------------------------------------------------------------------------------------------------------------------
                Office Electronics - 0.1%                        47   Neopost SA                                              6,718
                -------------------------------------------------------------------------------------------------------------------
                Oil, Gas & Consumable Fuels - 1.1%            1,651   Total SA                                              115,677
                -------------------------------------------------------------------------------------------------------------------
                Personal Products - 0.3%                        252   L'Oreal SA                                             27,513
                -------------------------------------------------------------------------------------------------------------------
                Pharmaceuticals - 0.7%                          816   Sanofi-Aventis                                         70,962
                -------------------------------------------------------------------------------------------------------------------
                Real Estate Investment Trusts                     7   Gecina SA                                               1,302
                (REITs) - 0.1%                                   16   Klepierre                                               3,096
                                                                 28   Unibail Holding SA                                      8,486
                                                                                                                       ------------
                                                                                                                             12,884
                -------------------------------------------------------------------------------------------------------------------
                Semiconductors & Semiconductor                  395   STMicroelectronics NV                                   7,604
                Equipment - 0.1%
                -------------------------------------------------------------------------------------------------------------------
                Software - 0.0%                                  15   Business Objects SA (b)                                   546
                                                                 58   Dassault Systemes SA                                    3,119
                                                                                                                       ------------
                                                                                                                              3,665
                -------------------------------------------------------------------------------------------------------------------
                Textiles, Apparel & Luxury Goods - 0.3%          64   Hermes International                                    8,855
                                                                188   LVMH Moet Hennessy Louis Vuitton SA                    20,857
                                                                                                                       ------------
                                                                                                                             29,712
                -------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock International Index Portfolio
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                             Shares
Country         Industry                                       Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                Transportation Infrastructure - 0.0%             23   Societe Des Autoroutes Paris-Rhin-Rhone          $      2,095
                -------------------------------------------------------------------------------------------------------------------
                Wireless Telecommunication                      100   Bouygues                                                7,728
                Services - 0.1%
                -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in France                         984,771
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 6.9%  Air Freight & Logistics - 0.2%                  528   Deutsche Post AG                                       15,983
                -------------------------------------------------------------------------------------------------------------------
                Airlines - 0.0%                                  48   Deutsche Lufthansa AG                                   1,304
                -------------------------------------------------------------------------------------------------------------------
                Auto Components - 0.2%                          132   Continental AG                                         17,062
                -------------------------------------------------------------------------------------------------------------------
                Automobiles - 0.8%                              714   DaimlerChrysler AG                                     58,563
                                                                137   Volkswagen AG                                          20,589
                                                                                                                       ------------
                                                                                                                             79,152
                -------------------------------------------------------------------------------------------------------------------
                Capital Markets - 0.5%                          425   Deutsche Bank AG Registered Shares                     57,250
                                                                 29   MLP AG                                                    727
                                                                                                                       ------------
                                                                                                                             57,977
                -------------------------------------------------------------------------------------------------------------------
                Chemicals - 0.8%                                398   BASF AG                                                44,809
                                                                582   Bayer AG                                               37,194
                                                                 47   Linde AG                                                5,064
                                                                                                                       ------------
                                                                                                                             87,067
                -------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 0.3%                         548   Commerzbank AG                                         24,245
                                                                 76   Deutsche Postbank AG                                    6,626
                                                                                                                       ------------
                                                                                                                             30,871
                -------------------------------------------------------------------------------------------------------------------
                Computers & Peripherals - 0.0%                   46   Wincor Nixdorf AG                                       4,287
                -------------------------------------------------------------------------------------------------------------------
                Construction & Engineering - 0.1%                61   Hochtief AG                                             6,185
                -------------------------------------------------------------------------------------------------------------------
                Diversified Financial Services - 0.1%            59   Deutsche Boerse AG                                     13,517
                -------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication                 2,193   Deutsche Telekom AG                                    36,267
                Services - 0.3%
                -------------------------------------------------------------------------------------------------------------------
                Electric Utilities - 0.6%                       451   E.ON AG                                                61,319
                -------------------------------------------------------------------------------------------------------------------
                Electrical Equipment - 0.0%                      24   Solarworld AG                                           1,864
                -------------------------------------------------------------------------------------------------------------------
                Food & Staples Retailing - 0.0%                  66   Metro AG                                                4,674
                -------------------------------------------------------------------------------------------------------------------
                Health Care Providers & Services - 0.1%          70   Celesio AG                                              4,399
                                                                 56   Fresenius Medical Care AG                               8,148
                                                                                                                       ------------
                                                                                                                             12,547
                -------------------------------------------------------------------------------------------------------------------
                Hotels, Restaurants & Leisure - 0.0%            171   TUI AG                                                  4,228
                -------------------------------------------------------------------------------------------------------------------
                Industrial Conglomerates - 0.7%                  16   Rheinmetall AG                                          1,483
                                                                655   Siemens AG                                             70,016
                                                                                                                       ------------
                                                                                                                             71,499
                -------------------------------------------------------------------------------------------------------------------
                Insurance - 0.9%                                318   Allianz AG Registered Shares                           65,296
                                                                149   Muenchener Rueckversicherungs AG Registered
                                                                      Shares                                                 25,201
                                                                                                                       ------------
                                                                                                                             90,497
                -------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock International Index Portfolio
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                             Shares
Country         Industry                                       Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                Life Sciences Tools & Services - 0.0%           101   Qiagen NV (b)                                    $      1,716
                -------------------------------------------------------------------------------------------------------------------
                Machinery - 0.1%                                 31   Heidelberger Druckmaschn AG                             1,420
                                                                 88   MAN AG                                                 10,239
                                                                                                                       ------------
                                                                                                                             11,659
                -------------------------------------------------------------------------------------------------------------------
                Media - 0.0%                                    184   Premiere AG (b)                                         4,006
                -------------------------------------------------------------------------------------------------------------------
                Metals & Mining - 0.2%                           50   Salzgitter AG (b)                                       7,302
                                                                254   ThyssenKrupp AG                                        12,568
                                                                                                                       ------------
                                                                                                                             19,870
                -------------------------------------------------------------------------------------------------------------------
                Multi-Utilities - 0.3%                          309   RWE AG                                                 32,688
                -------------------------------------------------------------------------------------------------------------------
                Multiline Retail - 0.0%                         105   KarstadtQuelle AG (b)                                   3,871
                -------------------------------------------------------------------------------------------------------------------
                Personal Products - 0.0%                         27   Beiersdorf AG                                           1,841
                -------------------------------------------------------------------------------------------------------------------
                Pharmaceuticals - 0.1%                           38   Altana AG                                               2,468
                                                                 48   Merck KGaA                                              6,189
                                                                                                                       ------------
                                                                                                                              8,657
                -------------------------------------------------------------------------------------------------------------------
                Real Estate Management &                        130   IVG Immobilien AG                                       6,226
                Development - 0.1%
                -------------------------------------------------------------------------------------------------------------------
                Semiconductors & Semiconductor                  602   Infineon Technologies AG (b)                            9,369
                Equipment - 0.1%
                -------------------------------------------------------------------------------------------------------------------
                Software - 0.3%                                 728   SAP AG                                                 32,452
                -------------------------------------------------------------------------------------------------------------------
                Specialty Retail - 0.0%                          60   Douglas Holding AG                                      3,523
                -------------------------------------------------------------------------------------------------------------------
                Textiles, Apparel & Luxury Goods - 0.1%         163   Adidas-Salomon AG                                       8,912
                                                                  9   Puma AG Rudolf Dassler Sport                            3,291
                                                                                                                       ------------
                                                                                                                             12,203
                -------------------------------------------------------------------------------------------------------------------
                Thrifts & Mortgage Finance - 0.0%                55   Hypo Real Estate Holding AG                             3,508
                -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Germany                        747,889
-----------------------------------------------------------------------------------------------------------------------------------
Greece - 0.5%   Beverages - 0.0%                                 84   Coca-Cola Hellenic Bottling Co. SA                      3,535
                -------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 0.3%                         365   Alpha Bank AE                                          11,556
                                                                247   EFG Eurobank Ergasias SA                               10,097
                                                                228   National Bank of Greece SA                             12,092
                                                                 41   Piraeus Bank SA                                         1,424
                                                                                                                       ------------
                                                                                                                             35,169
                -------------------------------------------------------------------------------------------------------------------
                Communications Equipment - 0.0%                 275   Intracom SA (b)                                         1,469
                -------------------------------------------------------------------------------------------------------------------
                Construction Materials - 0.0%                    35   Titan Cement Co. SA                                     1,889
                -------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication                   149   Hellenic Telecommunications Organization SA (b)         4,076
                Services - 0.0%
                -------------------------------------------------------------------------------------------------------------------
                Electric Utilities - 0.1%                       193   Public Power Corp.                                      4,723
                -------------------------------------------------------------------------------------------------------------------
                Hotels, Restaurants & Leisure - 0.1%            140   OPAP SA                                                 5,371
                -------------------------------------------------------------------------------------------------------------------
                Oil, Gas & Consumable Fuels - 0.0%               56   Hellenic Petroleum SA                                     799
                -------------------------------------------------------------------------------------------------------------------
                Textiles, Apparel & Luxury Goods - 0.0%          41   Folli - Follie SA Registered Shares                     1,435
                -------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock International Index Portfolio
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                             Shares
Country         Industry                                       Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                Wireless Telecommunication                      137   Cosmote Mobile Telecommunications SA             $      4,103
                Services - 0.0%
                -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Greece                          62,569
-----------------------------------------------------------------------------------------------------------------------------------
Hong            Airlines - 0.1%                               2,000   Cathay Pacific Airways Ltd.                             5,089
Kong - 1.6%     -------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 0.2%                       3,500   BOC Hong Kong Holdings Ltd.                             8,484
                                                              1,000   Bank of East Asia Ltd.                                  5,817
                                                                700   Hang Seng Bank Ltd.                                     9,944
                                                                                                                       ------------
                                                                                                                             24,245
                -------------------------------------------------------------------------------------------------------------------
                Distributors - 0.1%                           2,400   Li & Fung Ltd.                                          7,541
                -------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication                 5,000   PCCW Ltd.                                               3,001
                Services - 0.0%
                -------------------------------------------------------------------------------------------------------------------
                Electric Utilities - 0.2%                     1,500   CLP Holdings Ltd.                                      10,952
                                                              1,500   HongKong Electric Holdings Ltd.                         7,698
                                                                                                                       ------------
                                                                                                                             18,650
                -------------------------------------------------------------------------------------------------------------------
                Electrical Equipment - 0.0%                   1,500   Johnson Electric Holdings Ltd.                            996
                -------------------------------------------------------------------------------------------------------------------
                Gas Utilities - 0.1%                          4,000   The Hong Kong & China Gas Co., Ltd.                     8,938
                -------------------------------------------------------------------------------------------------------------------
                Industrial Conglomerates - 0.2%               2,000   Hutchison Whampoa Ltd.                                 19,236
                                                              1,000   Melco International Development Ltd.                    1,799
                                                                                                                       ------------
                                                                                                                             21,035
                -------------------------------------------------------------------------------------------------------------------
                Media - 0.0%                                    935   SCMP Group Ltd.                                           337
                -------------------------------------------------------------------------------------------------------------------
                Real Estate Investment Trusts                   700   The Link REIT                                           1,684
                (REITs) - 0.0%
                -------------------------------------------------------------------------------------------------------------------
                Real Estate Management &                      1,000   Cheung Kong Holdings Ltd.                              12,657
                Development - 0.6%                            4,000   Hang Lung Properties Ltd.                              11,186
                                                              1,000   Henderson Land Development Co., Ltd.                    5,842
                                                              2,049   New World Development Ltd.                              4,647
                                                              2,000   Sino Land Co.                                           4,305
                                                              1,000   Sun Hung Kai Properties Ltd.                           11,570
                                                              1,000   Swire Pacific Ltd. Class A                             11,224
                                                              1,000   Wharf Holdings Ltd.                                     3,712
                                                                                                                       ------------
                                                                                                                             65,143
                -------------------------------------------------------------------------------------------------------------------
                Road & Rail - 0.0%                            1,000   MTR Corp.                                               2,503
                -------------------------------------------------------------------------------------------------------------------
                Semiconductors & Semiconductor                  563   Solomon Systech International Ltd.                         89
                Equipment - 0.0%
                -------------------------------------------------------------------------------------------------------------------
                Specialty Retail - 0.1%                       1,000   Esprit Holdings Ltd.                                   11,730
                                                              4,000   Giordano International Ltd.                             1,945
                                                                                                                       ------------
                                                                                                                             13,675
                -------------------------------------------------------------------------------------------------------------------
                Textiles, Apparel & Luxury Goods - 0.0%       2,000   Texwinca Holdings Ltd.                                  1,349
                -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Hong Kong                      174,275
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock International Index Portfolio
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                             Shares
Country         Industry                                       Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.8%  Airlines - 0.1%                                 566   Ryanair Holdings Plc (b)                         $      4,408
                -------------------------------------------------------------------------------------------------------------------
                Beverages - 0.0%                                 72   C&C Group Plc                                           1,093
                -------------------------------------------------------------------------------------------------------------------
                Building Products - 0.0%                        128   Kingspan Group Plc                                      3,394
                -------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 0.3%                         556   Allied Irish Banks Plc                                 16,489
                                                                585   Bank of Ireland                                        12,621
                                                                327   Depfa Bank Plc                                          5,840
                                                                                                                       ------------
                                                                                                                             34,950
                -------------------------------------------------------------------------------------------------------------------
                Construction Materials - 0.1%                   322   CRH Plc                                                13,752
                -------------------------------------------------------------------------------------------------------------------
                Food & Staples Retailing - 0.0%                 510   Total Produce (b)                                         565
                -------------------------------------------------------------------------------------------------------------------
                Food Products - 0.0%                              9   Iaws Group Plc                                            210
                                                                107   Kerry Group Plc                                         2,973
                                                                                                                       ------------
                                                                                                                              3,183
                -------------------------------------------------------------------------------------------------------------------
                Hotels, Restaurants & Leisure - 0.0%            153   Paddy Power Plc                                         4,047
                -------------------------------------------------------------------------------------------------------------------
                Industrial Conglomerates - 0.0%                 120   DCC Plc                                                 4,232
                -------------------------------------------------------------------------------------------------------------------
                Insurance - 0.1%                                300   Irish Life & Permanent Plc                              8,235
                -------------------------------------------------------------------------------------------------------------------
                Media - 0.0%                                    323   Independent News & Media Plc                            1,467
                -------------------------------------------------------------------------------------------------------------------
                Pharmaceuticals - 0.1%                          395   Elan Corp. Plc (b)                                      5,066
                -------------------------------------------------------------------------------------------------------------------
                Trading Companies & Distributors - 0.1%         372   Grafton Group Plc                                       5,640
                -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Ireland                         90,032
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 3.6%    Aerospace & Defense - 0.1%                      196   Finmeccanica SpA                                        5,899
                -------------------------------------------------------------------------------------------------------------------
                Automobiles - 0.1%                              371   Fiat SpA                                                9,359
                -------------------------------------------------------------------------------------------------------------------
                Capital Markets - 0.1%                          218   Mediobanca SpA                                          4,857
                -------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 1.4%                       5,731   Banca Intesa SpA                                       43,530
                                                                879   Banca Intesa SpA (RNC)                                  6,587
                                                              1,215   Banca Monte dei Paschi di Siena SpA                     7,612
                                                                 99   Banca Popolare di Milano Scrl                           1,533
                                                                348   Banco Popolare di Verona e Novara Scrl                 10,818
                                                              1,339   Capitalia SpA                                          12,122
                                                              5,773   UniCredito Italiano SpA                                54,947
                                                                352   Unione Di Banche Italiane SPCA                         10,415
                                                                                                                       ------------
                                                                                                                            147,564
                -------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication                 8,241   Telecom Italia SpA                                     23,515
                Services - 0.3%                               5,127   Telecom Italia SpA (RNC)                               12,691
                                                                                                                       ------------
                                                                                                                             36,206
                -------------------------------------------------------------------------------------------------------------------
                Electric Utilities - 0.3%                     3,051   Enel SpA                                               32,646
                                                                793   Terna SpA                                               2,949
                                                                                                                       ------------
                                                                                                                             35,595
                -------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock International Index Portfolio
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                             Shares
Country         Industry                                       Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                Gas Utilities - 0.1%                          1,274   Snam Rete Gas SpA                                $      8,089
                -------------------------------------------------------------------------------------------------------------------
                Hotels, Restaurants & Leisure - 0.0%            230   Autogrill SpA                                           4,406
                                                                 14   Lottomatica SpA                                           558
                                                                                                                       ------------
                                                                                                                              4,964
                -------------------------------------------------------------------------------------------------------------------
                Industrial Conglomerates - 0.0%               4,442   Pirelli & C SpA                                         4,907
                -------------------------------------------------------------------------------------------------------------------
                Insurance - 0.4%                                 37   Alleanza Assicurazioni SpA                                472
                                                                798   Assicurazioni Generali SpA                             33,942
                                                                 94   Fondiaria-Sai SpA                                       4,316
                                                                166   Mediolanum SpA                                          1,346
                                                                359   Unipol SpA (Preference Shares) (b)                      1,312
                                                                                                                       ------------
                                                                                                                             41,388
                -------------------------------------------------------------------------------------------------------------------
                Internet Software & Services - 0.0%             654   Tiscali SpA (b)                                         2,473
                -------------------------------------------------------------------------------------------------------------------
                Media - 0.1%                                    438   Mediaset SpA                                            4,766
                                                              7,219   Seat Pagine Gialle SpA                                  4,450
                                                                                                                       ------------
                                                                                                                              9,216
                -------------------------------------------------------------------------------------------------------------------
                Oil, Gas & Consumable Fuels - 0.6%            1,988   ENI SpA                                                64,692
                -------------------------------------------------------------------------------------------------------------------
                Textiles, Apparel & Luxury                       99   Bulgari SpA                                             1,430
                Goods - 0.0%                                    119   Luxottica Group SpA                                     3,796
                                                                                                                       ------------
                                                                                                                              5,226
                -------------------------------------------------------------------------------------------------------------------
                Transportation Infrastructure - 0.1%            188   Autostrade SpA                                          6,027
                -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Italy                          386,462
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 21.4%   Airlines - 0.0%                               1,000   All Nippon Airways Co., Ltd.                            3,929
                -------------------------------------------------------------------------------------------------------------------
                Auto Components - 0.3%                          100   Aisin Seiki Co., Ltd.                                   3,505
                                                                400   Denso Corp.                                            14,868
                                                                100   NOK Corp.                                               1,701
                                                                200   Stanley Electric Co., Ltd.                              4,065
                                                                100   Sumitomo Rubber Industries, Ltd.                        1,096
                                                                100   Toyoda Gosei Co., Ltd.                                  2,363
                                                                200   Toyota Industries Corp.                                 9,470
                                                                                                                       ------------
                                                                                                                             37,068
                -------------------------------------------------------------------------------------------------------------------
                Automobiles - 1.9%                            1,100   Honda Motor Co., Ltd.                                  38,366
                                                              1,700   Nissan Motor Co., Ltd.                                 18,220
                                                              2,200   Toyota Motor Corp.                                    140,954
                                                                200   Yamaha Motor Co., Ltd.                                  5,601
                                                                                                                       ------------
                                                                                                                            203,141
                -------------------------------------------------------------------------------------------------------------------
                Beverages - 0.3%                                100   Asahi Breweries Ltd.                                    1,604
                                                                100   ITO EN, Ltd.                                            3,259

BlackRock Series Fund, Inc. - BlackRock International Index Portfolio
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                             Shares
Country         Industry                                       Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                              1,000   Kirin Brewery Co., Ltd.                          $     14,443
                                                              1,000   Sapporo Holdings Ltd.                                   7,035
                                                              1,000   Takara Holdings, Inc.                                   7,060
                                                                                                                       ------------
                                                                                                                             33,401
                -------------------------------------------------------------------------------------------------------------------
                Building Products - 0.3%                      1,000   Asahi Glass Co., Ltd.                                  14,078
                                                              1,000   Central Glass Co., Ltd.                                 6,763
                                                                100   Daikin Industries Ltd.                                  3,479
                                                                300   JS Group Corp.                                          6,505
                                                                                                                       ------------
                                                                                                                             30,825
                -------------------------------------------------------------------------------------------------------------------
                Capital Markets - 0.6%                        1,000   Daiwa Securities Group, Inc.                           12,076
                                                                100   Matsui Securities Co., Ltd. (b)                           877
                                                                500   Nikko Cordial Corp.                                     7,141
                                                              1,400   Nomura Holdings, Inc.                                  29,167
                                                                 13   SBI Holdings, Inc.                                      4,931
                                                              1,000   Shinko Securities Co., Ltd. (b)                         5,066
                                                                                                                       ------------
                                                                                                                             59,258
                -------------------------------------------------------------------------------------------------------------------
                Chemicals - 0.9%                              1,000   Asahi Kasei Corp.                                       7,281
                                                              1,000   Dainippon Ink and Chemicals, Inc.                       3,971
                                                              1,000   Denki Kagaku Kogyo Kabushiki Kaisha                     4,684
                                                                100   Hitachi Chemical Co., Ltd.                              2,351
                                                                100   JSR Corp.                                               2,308
                                                                500   Kuraray Co., Ltd.                                       5,401
                                                              1,000   Mitsubishi Chemical Holdings Corp.                      8,511
                                                              1,000   Mitsui Chemicals, Inc.                                  8,741
                                                                200   Nitto Denko Corp.                                       9,386
                                                                400   Shin-Etsu Chemical Co., Ltd.                           24,406
                                                              1,000   Showa Denko KK                                          3,759
                                                              1,000   Sumitomo Chemical Co., Ltd.                             7,553
                                                              1,000   Teijin Ltd.                                             5,643
                                                              1,000   Toray Industries, Inc.                                  7,230
                                                                                                                       ------------
                                                                                                                            101,225
                -------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 2.3%                       1,000   The Bank of Yokohama Ltd.                               7,459
                                                              1,000   The Chiba Bank Ltd.                                     8,826
                                                              1,000   Hokuhoku Financial Group, Inc.                          3,445
                                                              1,000   The Joyo Bank Ltd.                                      6,246
                                                                  8   Mitsubishi UFJ Financial Group, Inc.                   88,712
                                                                  7   Mizuho Financial Group, Inc.                           45,087

BlackRock Series Fund, Inc. - BlackRock International Index Portfolio
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                             Shares
Country         Industry                                       Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  4   Resona Holdings, Inc.                            $     10,760
                                                              2,000   Shinsei Bank Ltd.                                       9,589
                                                              1,000   The Shizuoka Bank Ltd.                                 10,650
                                                                  5   Sumitomo Mitsui Financial Group, Inc.                  45,401
                                                              1,000   The Sumitomo Trust & Banking Co., Ltd.                 10,429
                                                                                                                       ------------
                                                                                                                            246,604
                -------------------------------------------------------------------------------------------------------------------
                Commercial Services & Supplies - 0.1%           100   Arrk Corp.                                              1,207
                                                                  1   The Goodwill Group, Inc.                                  788
                                                                100   Meitec Corp.                                            3,225
                                                              1,000   Toppan Printing Co., Ltd.                              10,438
                                                                                                                       ------------
                                                                                                                             15,658
                -------------------------------------------------------------------------------------------------------------------
                Computers & Peripherals - 0.4%                2,000   Fujitsu Ltd.                                           13,323
                                                              2,000   NEC Corp.                                              10,726
                                                                100   Seiko Epson Corp.                                       2,945
                                                              3,000   Toshiba Corp.                                          20,036
                                                                                                                       ------------
                                                                                                                             47,030
                -------------------------------------------------------------------------------------------------------------------
                Construction & Engineering - 0.2%             1,000   Kajima Corp.                                            5,109
                                                              1,000   Nishimatsu Construction Co., Ltd.                       3,233
                                                              1,000   Obayashi Corp.                                          6,449
                                                              1,000   Taisei Corp.                                            3,708
                                                                                                                       ------------
                                                                                                                             18,499
                -------------------------------------------------------------------------------------------------------------------
                Construction Materials - 0.0%                 1,000   Taiheiyo Cement Corp.                                   4,421
                -------------------------------------------------------------------------------------------------------------------
                Consumer Finance - 0.3%                          80   Acom Co., Ltd.                                          3,401
                                                                 25   Aiful Corp.                                               774
                                                                100   Credit Saison Co., Ltd.                                 3,293
                                                                 70   ORIX Corp.                                             18,237
                                                                100   Promise Co., Ltd.                                       3,768
                                                                 10   Shohkoh Fund & Co., Ltd.                                1,784
                                                                 40   Takefuji Corp.                                          1,606
                                                                                                                       ------------
                                                                                                                             32,863
                -------------------------------------------------------------------------------------------------------------------
                Containers & Packaging - 0.0%                   100   Toyo Seikan Kaisha Ltd.                                 2,015
                -------------------------------------------------------------------------------------------------------------------
                Diversified Consumer Services - 0.0%            100   Benesse Corp.                                           3,717
                -------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication                     4   Nippon Telegraph & Telephone Corp.                     21,147
                Services - 0.2%
                -------------------------------------------------------------------------------------------------------------------
                Electric Utilities - 0.9%                       500   Chubu Electric Power Co., Inc.                         17,184
                                                                200   Hokkaido Electric Power Co., Inc.                       5,312
                                                                500   The Kansai Electric Power Co., Inc.                    14,384

BlackRock Series Fund, Inc. - BlackRock International Index Portfolio
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                             Shares
Country         Industry                                       Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                300   Kyushu Electric Power Co., Inc.                  $      8,529
                                                                400   Tohoku Electric Power Co., Inc.                        10,149
                                                                900   The Tokyo Electric Power Co., Inc.                     30,779
                                                                                                                       ------------
                                                                                                                             86,337
                -------------------------------------------------------------------------------------------------------------------
                Electrical Equipment - 0.4%                   1,000   Fuji Electric Holdings Co., Ltd.                        4,642
                                                              1,000   Furukawa Electric Co., Ltd.                             6,110
                                                              2,000   Mitsubishi Electric Corp.                              20,604
                                                                600   Sumitomo Electric Industries Ltd.                       9,124
                                                                100   Ushio, Inc.                                             1,931
                                                                                                                       ------------
                                                                                                                             42,411
                -------------------------------------------------------------------------------------------------------------------
                Electronic Equipment &                          100   Citizens Holding Co. Ltd.                                 939
                Instruments - 0.8%                            3,000   Hitachi Ltd.                                           23,269
                                                                300   Hoya Corp.                                              9,954
                                                                100   Ibiden Co., Ltd.                                        5,185
                                                                100   Kyocera Corp.                                           9,428
                                                                200   Murata Manufacturing Co., Ltd.                         14,596
                                                                100   Nidec Corp.                                             6,449
                                                                200   Omron Corp.                                             5,380
                                                                100   TDK Corp.                                               8,673
                                                                300   Yokogawa Electric Corp.                                 4,598
                                                                                                                       ------------
                                                                                                                             88,471
                -------------------------------------------------------------------------------------------------------------------
                Food & Staples Retailing - 0.3%                 400   Aeon Co., Ltd.                                          7,977
                                                                100   Lawson, Inc.                                            3,844
                                                                100   Matsumotokiyoshi Co., Ltd.                              2,291
                                                                660   Seven & I Holdings Co. Ltd.                            20,107
                                                                                                                       ------------
                                                                                                                             34,219
                -------------------------------------------------------------------------------------------------------------------
                Food Products - 0.1%                            100   Katokichi Co., Ltd.                                       629
                                                              1,000   Nichirei Corp.                                          5,847
                                                                100   Nissin Food Products Co., Ltd.                          3,666
                                                                100   Yakult Honsha Co., Ltd.                                 2,554
                                                                                                                       ------------
                                                                                                                             12,696
                -------------------------------------------------------------------------------------------------------------------
                Gas Utilities - 0.2%                          2,000   Osaka Gas Co., Ltd.                                     7,756
                                                              2,000   Tokyo Gas Co., Ltd.                                    11,151
                                                                                                                       ------------
                                                                                                                             18,907
                -------------------------------------------------------------------------------------------------------------------
                Health Care Equipment &                         100   Terumo Corp.                                            3,895
                Supplies - 0.0%
                -------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock International Index Portfolio
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                             Shares
Country         Industry                                       Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                Health Care Providers &                         200   Mediceo Paltac Holdings Co. Ltd.                 $      3,810
                Services - 0.1%                                 100   Suzuken Co., Ltd.                                       3,547
                                                                                                                       ------------
                                                                                                                              7,357
                -------------------------------------------------------------------------------------------------------------------
                Hotels, Restaurants & Leisure - 0.1%            100   Oriental Land Co., Ltd.                                 5,949
                -------------------------------------------------------------------------------------------------------------------
                Household Durables - 1.3%                       200   Casio Computer Co., Ltd.                                4,379
                                                                100   Daito Trust Construction Co., Ltd.                      4,710
                                                              1,000   Daiwa House Industry Co., Ltd.                         16,404
                                                                100   Makita Corp.                                            3,708
                                                              1,000   Matsushita Electric Industrial Co., Ltd.               20,154
                                                                200   Pioneer Corp.                                           2,614
                                                                100   Rinnai Corp.                                            2,665
                                                              1,000   Sanyo Electric Co., Ltd.                                1,706
                                                              1,000   Sekisui Chemical Co., Ltd.                              7,968
                                                              1,000   Sekisui House Ltd.                                     15,563
                                                              1,000   Sharp Corp.                                            19,263
                                                                700   Sony Corp.                                             35,582
                                                                                                                       ------------
                                                                                                                            134,716
                -------------------------------------------------------------------------------------------------------------------
                Household Products - 0.1%                       100   Uni-Charm Corp.                                         6,331
                -------------------------------------------------------------------------------------------------------------------
                IT Services - 0.1%                                1   NTT Data Corp.                                          5,083
                -------------------------------------------------------------------------------------------------------------------
                Independent Power Producers &                   140   Electric Power Development Co.                          7,045
                Energy Traders - 0.1%
                -------------------------------------------------------------------------------------------------------------------
                Industrial Conglomerates - 0.1%               1,000   Hankyu Hanshin Holdings, Inc.                           6,051
                -------------------------------------------------------------------------------------------------------------------
                Insurance - 0.5%                                500   Millea Holdings, Inc.                                  18,500
                                                              1,000   Mitsui Sumitomo Insurance Co., Ltd.                    12,551
                                                              1,000   Sompo Japan Insurance, Inc.                            12,466
                                                                200   T&D Holdings, Inc.                                     13,798
                                                                                                                       ------------
                                                                                                                             57,315
                -------------------------------------------------------------------------------------------------------------------
                Internet & Catalog Retail - 0.0%                  9   Rakuten, Inc.                                           4,277
                -------------------------------------------------------------------------------------------------------------------
                Internet Software & Services - 0.1%               3   eAccess Ltd.                                            1,993
                                                                  1   Index Corp.                                               518
                                                                 16   Yahoo! Japan Corp. (b)                                  5,519
                                                                                                                       ------------
                                                                                                                              8,030
                -------------------------------------------------------------------------------------------------------------------
                Leisure Equipment & Products - 0.2%             300   Fuji Photo Film Co., Ltd.                              12,271
                                                                200   Namco Bandai Holdings, Inc.                             3,121
                                                                100   Sankyo Co., Ltd. (Gunma)                                4,396

BlackRock Series Fund, Inc. - BlackRock International Index Portfolio
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                             Shares
Country         Industry                                       Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                100   Sega Sammy Holdings, Inc.                        $      2,334
                                                                100   Shimano, Inc.                                           3,089
                                                                100   Yamaha Corp.                                            2,232
                                                                                                                       ------------
                                                                                                                             27,443
                -------------------------------------------------------------------------------------------------------------------
                Machinery - 1.1%                                200   Amano Corp.                                             2,442
                                                                100   Fanuc Ltd.                                              9,309
                                                              1,000   Ishikawajima-Harima Heavy Industries Co., Ltd.          4,158
                                                                200   JTEKT Corp.                                             3,505
                                                              1,000   Kawasaki Heavy Industries Ltd.                          4,235
                                                              1,000   Komatsu Ltd.                                           21,045
                                                              1,000   Kubota Corp.                                            8,766
                                                                200   Kurita Water Industries Ltd.                            4,837
                                                              3,000   Mitsubishi Heavy Industries Ltd.                       19,399
                                                              1,000   Mitsui Engineering & Shipbuilding Co., Ltd.             4,235
                                                              1,000   NSK Ltd.                                                9,538
                                                              1,000   NTN Corp.                                               8,656
                                                                100   SMC Corp.                                              13,417
                                                              1,000   Sumitomo Heavy Industries Ltd.                          9,963
                                                                                                                       ------------
                                                                                                                            123,505
                -------------------------------------------------------------------------------------------------------------------
                Marine - 0.3%                                 1,000   Kawasaki Kisen Kaisha Ltd.                              9,487
                                                              1,000   Mitsui OSK Lines Ltd.                                  11,100
                                                              1,000   Nippon Yusen Kabushiki Kaisha                           8,019
                                                                                                                       ------------
                                                                                                                             28,606
                -------------------------------------------------------------------------------------------------------------------
                Media - 0.1%                                      2   Dentsu, Inc.                                            5,601
                                                                200   Toho Co., Ltd.                                          3,904
                                                                100   Tokyo Broadcasting System, Inc.                         3,700
                                                                                                                       ------------
                                                                                                                             13,205
                -------------------------------------------------------------------------------------------------------------------
                Metals & Mining - 0.9%                          400   JFE Holdings, Inc.                                     23,659
                                                              2,000   Kobe Steel Ltd.                                         8,062
                                                              1,000   Mitsubishi Materials Corp.                              4,744
                                                              1,000   Mitsui Mining & Smelting Co., Ltd.                      5,491
                                                              1,000   Nippon Light Metal Co., Ltd.                            2,834
                                                              4,000   Nippon Steel Corp.                                     28,106
                                                              1,000   Nisshin Steel Co., Ltd.                                 4,311
                                                              3,000   Sumitomo Metal Industries Ltd.                         15,504
                                                                  8   Toho Titanium Co. Ltd.                                    392
                                                                                                                       ------------
                                                                                                                             93,103
                -------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock International Index Portfolio
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                             Shares
Country         Industry                                       Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                Multiline Retail - 0.0%                         300   Marui Co., Ltd.                                  $      3,679
                -------------------------------------------------------------------------------------------------------------------
                Office Electronics - 0.7%                       750   Canon, Inc.                                            40,288
                                                                500   Konica Minolta Holdings, Inc.                           6,568
                                                              1,000   Ricoh Co., Ltd.                                        22,531
                                                                                                                       ------------
                                                                                                                             69,387
                -------------------------------------------------------------------------------------------------------------------
                Oil, Gas & Consumable Fuels - 0.2%                1   Inpex Holdings, Inc.                                    8,656
                                                                500   Nippon Mining Holdings, Inc.                            4,315
                                                              1,000   Nippon Oil Corp.                                        8,113
                                                                                                                       ------------
                                                                                                                             21,084
                -------------------------------------------------------------------------------------------------------------------
                Paper & Forest Products - 0.0%                1,000   OJI Paper Co., Ltd.                                     5,304
                -------------------------------------------------------------------------------------------------------------------
                Personal Products - 0.0%                        100   Aderans Co., Ltd.                                       2,427
                -------------------------------------------------------------------------------------------------------------------
                Pharmaceuticals - 1.0%                          400   Astellas Pharma, Inc.                                  17,244
                                                                100   Chugai Pharmaceutical Co., Ltd.                         2,529
                                                                547   Daiichi Sankyo Co. Ltd.                                16,757
                                                                200   Eisai Co., Ltd.                                         9,589
                                                              1,000   Kyowa Hakko Kogyo Co., Ltd.                             9,250
                                                                100   Santen Pharmaceutical Co., Ltd.                         2,571
                                                                700   Takeda Pharmaceutical Co., Ltd.                        45,918
                                                                                                                       ------------
                                                                                                                            103,858
                -------------------------------------------------------------------------------------------------------------------
                Real Estate Investment Trusts                     1   Japan Prime Realty Investment Corp.                     4,396
                (REITs) - 0.3%                                    1   Japan Real Estate Investment Corp.                     13,238
                                                                  1   Japan Retail Fund Investment Corp.                      9,844
                                                                                                                       ------------
                                                                                                                             27,478
                -------------------------------------------------------------------------------------------------------------------
                Real Estate Management &                          3   KK DaVinci Advisors (b)                                 3,208
                Development - 0.6%                              100   Leopalace21 Corp.                                       3,310
                                                              1,000   Mitsubishi Estate Co., Ltd.                            32,841
                                                              1,000   Mitsui Fudosan Co., Ltd.                               29,362
                                                                                                                       ------------
                                                                                                                             68,721
                -------------------------------------------------------------------------------------------------------------------
                Road & Rail - 0.7%                                1   Central Japan Railway Co.                              11,371
                                                                  2   East Japan Railway Co.                                 15,580
                                                              1,000   Keihin Electric Express Railway Co., Ltd.               7,671
                                                              1,000   Keio Electric Railway Co., Ltd.                         6,950
                                                              1,000   Keisei Electric Railway Co., Ltd.                       6,458
                                                              2,000   Kintetsu Corp.                                          6,297
                                                              1,000   Odakyu Electric Railway Co., Ltd.                       7,307

BlackRock Series Fund, Inc. - BlackRock International Index Portfolio
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                             Shares
Country         Industry                                       Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                              1,000   Tobu Railway Co., Ltd.                           $      4,803
                                                              1,000   Tokyu Corp.                                             7,790
                                                                  1   West Japan Railway Co.                                  4,616
                                                                                                                       ------------
                                                                                                                             78,843
                -------------------------------------------------------------------------------------------------------------------
                Semiconductors & Semiconductor                  200   Advantest Corp.                                         8,876
                Equipment - 0.3%                                100   Elpida Memory, Inc. (b)                                 3,878
                                                                100   Rohm Co., Ltd.                                          9,072
                                                                200   Sumco Corp.                                             8,316
                                                                100   Tokyo Electron Ltd.                                     6,993
                                                                                                                       ------------
                                                                                                                             37,135
                -------------------------------------------------------------------------------------------------------------------
                Software - 0.3%                                 100   Konami Corp.                                            2,673
                                                                100   Nintendo Co., Ltd.                                     29,065
                                                                                                                       ------------
                                                                                                                             31,738
                -------------------------------------------------------------------------------------------------------------------
                Specialty Retail - 0.2%                         100   Aoyama Trading Co., Ltd.                                3,174
                                                                100   Fast Retailing Co., Ltd.                                7,765
                                                                100   Shimachu Co., Ltd.                                      2,962
                                                                 50   USS Co., Ltd.                                           3,263
                                                                                                                       ------------
                                                                                                                             17,164
                -------------------------------------------------------------------------------------------------------------------
                Textiles, Apparel & Luxury Goods - 0.0%       1,000   Toyobo Co., Ltd.                                        2,979
                -------------------------------------------------------------------------------------------------------------------
                Tobacco - 0.2%                                    4   Japan Tobacco, Inc.                                    19,654
                -------------------------------------------------------------------------------------------------------------------
                Trading Companies & Distributors - 0.8%       1,000   Itochu Corp.                                            9,912
                                                              1,000   Marubeni Corp.                                          6,076
                                                              1,200   Mitsubishi Corp.                                       27,851
                                                              1,000   Mitsui & Co., Ltd.                                     18,669
                                                                100   Sojitz Corp. (b)                                          417
                                                              1,000   Sumitomo Corp.                                         17,991
                                                                                                                       ------------
                                                                                                                             80,916
                -------------------------------------------------------------------------------------------------------------------
                Wireless Telecommunication                        2   KDDI Corp.                                             15,971
                Services - 0.5%                                  14   NTT DoCoMo, Inc.                                       25,900
                                                                500   Softbank Corp. (b)                                     12,856
                                                                                                                       ------------
                                                                                                                             54,727
                -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Japan                        2,300,847
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands -   Air Freight & Logistics - 0.1%                  296   TNT NV                                                 13,574
3.7%            -------------------------------------------------------------------------------------------------------------------
                Beverages - 0.1%                                224   Heineken NV                                            11,718
                -------------------------------------------------------------------------------------------------------------------
                Chemicals - 0.2%                                270   Akzo Nobel NV                                          20,505
                                                                 39   Koninklijke DSM NV                                      1,747
                                                                                                                       ------------
                                                                                                                             22,252
                -------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock International Index Portfolio
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                             Shares
Country         Industry                                       Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 0.6%                       1,403   ABN AMRO Holding NV                              $     60,386
                -------------------------------------------------------------------------------------------------------------------
                Commercial Services & Supplies - 0.1%           195   Buhrmann NV                                             2,626
                                                                 33   Randstad Holdings NV                                    2,559
                                                                 97   Vedior NV                                               2,154
                                                                                                                       ------------
                                                                                                                              7,339
                -------------------------------------------------------------------------------------------------------------------
                Diversified Financial Services - 0.6%         1,435   ING Groep NV CVA                                       60,671
                -------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication                 1,712   Koninklijke KPN NV                                     26,666
                Services - 0.3%
                -------------------------------------------------------------------------------------------------------------------
                Energy Equipment & Services - 0.0%               94   Fugro NV                                                4,772
                                                                 10   SBM Offshore NV                                           361
                                                                                                                       ------------
                                                                                                                              5,133
                -------------------------------------------------------------------------------------------------------------------
                Food & Staples Retailing - 0.2%               1,402   Koninklijke Ahold NV (b)                               16,387
                -------------------------------------------------------------------------------------------------------------------
                Food Products - 0.4%                            151   Royal Numico NV                                         7,788
                                                              1,271   Unilever NV                                            37,013
                                                                                                                       ------------
                                                                                                                             44,801
                -------------------------------------------------------------------------------------------------------------------
                Household Durables - 0.3%                       892   Koninklijke Philips Electronics NV                     34,067
                -------------------------------------------------------------------------------------------------------------------
                Insurance - 0.2%                              1,053   Aegon NV                                               20,987
                -------------------------------------------------------------------------------------------------------------------
                Media - 0.1%                                    347   Reed Elsevier NV                                        6,137
                                                                289   Wolters Kluwer NV                                       8,671
                                                                                                                       ------------
                                                                                                                             14,808
                -------------------------------------------------------------------------------------------------------------------
                Metals & Mining - 0.3%                          200   Arcelor Mittal                                         10,620
                                                                362   Arcelor Mittal                                         19,232
                                                                                                                       ------------
                                                                                                                             29,852
                -------------------------------------------------------------------------------------------------------------------
                Real Estate Investment Trusts                    21   Corio NV                                                1,908
                (REITs) - 0.1%                                   62   Rodamco Europe NV                                       8,618
                                                                 12   Wereldhave NV                                           1,847
                                                                                                                       ------------
                                                                                                                             12,373
                -------------------------------------------------------------------------------------------------------------------
                Semiconductors & Semiconductor                  426   ASML Holding NV (b)                                    10,522
                Equipment - 0.1%
                -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in the Netherlands                391,536
-----------------------------------------------------------------------------------------------------------------------------------
New             Construction Materials - 0.0%                   370   Fletcher Building Ltd.                                  2,907
Zealand - 0.1%  -------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication                 2,078   Telecom Corp. of New Zealand Ltd.                       7,021
                Services - 0.1%
                -------------------------------------------------------------------------------------------------------------------
                Health Care Equipment & Supplies - 0.0%         752   Fisher & Paykel Healthcare Corp.                        1,950
                -------------------------------------------------------------------------------------------------------------------
                Hotels, Restaurants & Leisure - 0.0%            616   Sky City Ltd.                                           2,055
                -------------------------------------------------------------------------------------------------------------------
                Household Durables - 0.0%                       514   Fisher & Paykel Appliances Holdings Ltd.                1,348
                -------------------------------------------------------------------------------------------------------------------
                Real Estate Investment Trusts                   448   Kiwi Income Property Trust                                528
                (REITs) - 0.0%
                -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in New Zealand                     15,809
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock International Index Portfolio
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                             Shares
Country         Industry                                       Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Norway - 1.0%   Chemicals - 0.1%                                172   Yara International ASA                           $      4,747
                -------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 0.1%                         687   DnB NOR ASA                                             9,698
                -------------------------------------------------------------------------------------------------------------------
                Communications Equipment - 0.0%                 100   Tandberg ASA                                            2,089
                -------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication                   630   Telenor ASA                                            11,194
                Services - 0.1%
                -------------------------------------------------------------------------------------------------------------------
                Energy Equipment & Services - 0.2%              204   Acergy SA                                               4,355
                                                                245   Aker Kvaerner ASA                                       5,522
                                                                225   Petroleum Geo-Services ASA (b)                          5,876
                                                                                                                       ------------
                                                                                                                             15,753
                -------------------------------------------------------------------------------------------------------------------
                Food Products - 0.1%                          4,192   Marine Harvest (b)                                      4,924
                -------------------------------------------------------------------------------------------------------------------
                Industrial Conglomerates - 0.1%                 100   Orkla ASA                                               7,050
                -------------------------------------------------------------------------------------------------------------------
                Insurance - 0.0%                                200   Storebrand ASA                                          3,205
                -------------------------------------------------------------------------------------------------------------------
                Marine - 0.0%                                     5   Ship Finance International Ltd.                           129
                                                                 28   Stolt-Nielsen SA                                          834
                                                                                                                       ------------
                                                                                                                                963
                -------------------------------------------------------------------------------------------------------------------
                Oil, Gas & Consumable Fuels - 0.3%               44   Frontline Ltd.                                          1,564
                                                                680   Norsk Hydro ASA                                        22,542
                                                                428   Statoil ASA                                            11,654
                                                                                                                       ------------
                                                                                                                             35,760
                -------------------------------------------------------------------------------------------------------------------
                Paper & Forest Products - 0.0%                  261   Norske Skogindustrier ASA                               4,466
                -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Norway                          99,849
-----------------------------------------------------------------------------------------------------------------------------------
Portugal -      Commercial Banks - 0.1%                          81   Banco BPI SA                                              703
0.3%                                                            567   Banco Comercial Portugues SA Registered Shares          2,053
                                                                299   Banco Espirito Santo SA Registered Shares               5,708
                                                                                                                       ------------
                                                                                                                              8,464
                -------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication                   757   Portugal Telecom SGPS SA Registered Shares             10,143
                Services - 0.1%
                -------------------------------------------------------------------------------------------------------------------
                Electric Utilities - 0.1%                     1,065   Energias de Portugal SA                                 5,719
                -------------------------------------------------------------------------------------------------------------------
                Industrial Conglomerates - 0.0%               1,934   Sonae SGPS SA                                           4,366
                -------------------------------------------------------------------------------------------------------------------
                Paper & Forest Products - 0.0%                  160   Sonae Industria SGPS SA (b)                             1,973
                -------------------------------------------------------------------------------------------------------------------
                Transportation Infrastructure - 0.0%            352   Brisa-Auto Estradas de Portugal SA Private
                                                                      Shares                                                  4,618
                -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Portugal                        35,283
-----------------------------------------------------------------------------------------------------------------------------------
Singapore -     Aerospace & Defense - 0.0%                    1,000   Singapore Technologies Engineering Ltd.                 2,188
1.0%            -------------------------------------------------------------------------------------------------------------------
                Airlines - 0.1%                               1,000   Singapore Airlines Ltd.                                10,942
                -------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 0.4%                       1,000   DBS Group Holdings Ltd.                                14,105
                                                              2,400   Oversea-Chinese Banking Corp.                          14,237
                                                              1,000   United Overseas Bank Ltd.                              13,842
                                                                                                                       ------------
                                                                                                                             42,184
                -------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock International Index Portfolio
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                             Shares
Country         Industry                                       Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                Computers & Peripherals - 0.0%                  150   Creative Technology Ltd.                         $        964
                -------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication                 6,500   Singapore Telecommunications Ltd.                      14,053
                Services - 0.1%
                -------------------------------------------------------------------------------------------------------------------
                Industrial Conglomerates - 0.0%               1,242   SembCorp Industries Ltd.                                4,175
                -------------------------------------------------------------------------------------------------------------------
                Machinery - 0.0%                                815   SembCorp Marine Ltd.                                    1,891
                -------------------------------------------------------------------------------------------------------------------
                Marine - 0.0%                                 2,000   Cosco Corp. (Singapore) Ltd.                            3,783
                -------------------------------------------------------------------------------------------------------------------
                Media - 0.0%                                  1,000   Singapore Press Holdings Ltd.                           2,900
                -------------------------------------------------------------------------------------------------------------------
                Real Estate Investment Trusts                 2,000   Ascendas Real Estate Investment Trust                   3,151
                (REITs) - 0.1%                                1,455   Suntec Real Estate Investment Trust                     1,899
                                                                                                                       ------------
                                                                                                                              5,050
                -------------------------------------------------------------------------------------------------------------------
                Real Estate Management &                      1,000   CapitaLand Ltd.                                         5,273
                Development - 0.1%                              100   UOL Group Ltd.                                            336
                                                                                                                       ------------
                                                                                                                              5,609
                -------------------------------------------------------------------------------------------------------------------
                Road & Rail - 0.1%                            3,000   ComfortDelgro Corp. Ltd.                                3,935
                -------------------------------------------------------------------------------------------------------------------
                Semiconductors & Semiconductor                1,000   Chartered Semiconductor Manufacturing Ltd. (b)            956
                Equipment - 0.1%                              3,000   STATS ChipPAC Ltd. (b)                                  3,599
                                                                                                                       ------------
                                                                                                                              4,555
                -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Singapore                      102,229
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 3.9%    Airlines - 0.0%                                 759   Iberia Lineas Aereas de Espana                          4,045
                -------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 1.5%                       2,784   Banco Bilbao Vizcaya Argentaria SA                     68,355
                                                                574   Banco Popular Espanol SA                               11,839
                                                              4,334   Banco Santander Central Hispano SA                     77,348
                                                                                                                       ------------
                                                                                                                            157,542
                -------------------------------------------------------------------------------------------------------------------
                Construction & Engineering - 0.3%               178   ACS Actividades de Construccion y Servicios, SA        10,807
                                                                 30   Acciona SA                                              6,498
                                                                 35   Fomento de Construcciones y Contratas SA                3,598
                                                                 15   Grupo Ferrovial SA                                      1,518
                                                                119   Sacyr Vallehermoso SA                                   6,667
                                                                                                                       ------------
                                                                                                                             29,088
                -------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication                 3,449   Telefonica SA                                          76,021
                Services - 0.7%
                -------------------------------------------------------------------------------------------------------------------
                Electric Utilities - 0.6%                       566   Endesa SA                                              30,606
                                                                546   Iberdrola SA                                           25,812
                                                                135   Union Fenosa SA                                         7,280
                                                                                                                       ------------
                                                                                                                             63,698
                -------------------------------------------------------------------------------------------------------------------
                Electrical Equipment - 0.1%                     228   Gamesa Corp. Tecnologica SA                             8,254
                -------------------------------------------------------------------------------------------------------------------
                Food Products - 0.1%                            197   Azucarera Ebro Agricolas, SA                            4,650
                -------------------------------------------------------------------------------------------------------------------
                Gas Utilities - 0.0%                             64   Gas Natural SDG SA                                      3,005
                -------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock International Index Portfolio
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                             Shares
Country         Industry                                       Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                Hotels, Restaurants & Leisure - 0.0%             44   NH Hoteles SA                                    $      1,006
                                                                  5   NH Hoteles SA-New Shares (b)                              114
                                                                                                                       ------------
                                                                                                                              1,120
                -------------------------------------------------------------------------------------------------------------------
                Insurance - 0.0%                                510   Corp. Mapfre SA                                         2,616
                -------------------------------------------------------------------------------------------------------------------
                Media - 0.0%                                     38   Promotora de Informaciones SA                             848
                                                                 56   Sogecable SA (b)                                        2,324
                                                                                                                       ------------
                                                                                                                              3,172
                -------------------------------------------------------------------------------------------------------------------
                Metals & Mining - 0.0%                           12   Acerinox SA                                               305
                -------------------------------------------------------------------------------------------------------------------
                Oil, Gas & Consumable Fuels - 0.2%              755   Repsol YPF SA                                          25,456
                -------------------------------------------------------------------------------------------------------------------
                Specialty Retail - 0.1%                         144   Inditex SA                                              8,951
                -------------------------------------------------------------------------------------------------------------------
                Tobacco - 0.1%                                  206   Altadis SA                                             13,228
                -------------------------------------------------------------------------------------------------------------------
                Transportation Infrastructure - 0.2%            260   Abertis Infraestructuras SA                             8,353
                                                                364   Cintra Concesiones de Infraestructuras de
                                                                      Transporte SA                                           6,817
                                                                                                                       ------------
                                                                                                                             15,170
                -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Spain                          416,321
-----------------------------------------------------------------------------------------------------------------------------------
Sweden - 2.4%   Building Products - 0.0%                        117   Assa Abloy AB B                                         2,689
                -------------------------------------------------------------------------------------------------------------------
                Capital Markets - 0.0%                           95   D Carnegie AB                                           1,976
                -------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 0.5%                       1,945   Nordea Bank AB                                         31,057
                                                                353   Skandinaviska Enskilda Banken AB Class A               11,299
                                                                306   Svenska Handelsbanken Class A                           9,093
                                                                                                                       ------------
                                                                                                                             51,449
                -------------------------------------------------------------------------------------------------------------------
                Commercial Services & Supplies - 0.1%           303   Securitas AB                                            4,621
                                                                303   Securitas Systems AB (b)                                1,054
                                                                                                                       ------------
                                                                                                                              5,675
                -------------------------------------------------------------------------------------------------------------------
                Communications Equipment - 0.4%              11,441   Telefonaktiebolaget LM Ericsson                        42,108
                -------------------------------------------------------------------------------------------------------------------
                Construction & Engineering - 0.1%               422   Skanska AB Class B                                      9,398
                -------------------------------------------------------------------------------------------------------------------
                Diversified Consumer Services - 0.0%            303   Securitas Direct AB (b)                                   842
                -------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication                    62   Tele2 AB                                                1,017
                Services - 0.1%                               1,396   TeliaSonera AB                                         12,045
                                                                                                                       ------------
                                                                                                                             13,062
                -------------------------------------------------------------------------------------------------------------------
                Health Care Equipment &                         295   Getinge AB Class B                                      6,717
                Supplies - 0.1%
                -------------------------------------------------------------------------------------------------------------------
                Household Durables - 0.1%                       300   Electrolux AB                                           7,604
                                                                377   Husqvarna AB (b)                                        6,222
                                                                                                                       ------------
                                                                                                                             13,826
                -------------------------------------------------------------------------------------------------------------------
                Machinery - 0.6%                                111   Alfa Laval AB                                           5,754
                                                                158   Atlas Copco AB                                          5,249

BlackRock Series Fund, Inc. - BlackRock International Index Portfolio
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                             Shares
Country         Industry                                       Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                189   Atlas Copco AB Class B                           $      6,022
                                                                200   SKF AB Class B                                          4,160
                                                                501   Sandvik AB                                              8,897
                                                                 86   Scania AB Class B                                       6,749
                                                                116   Trelleborg AB Class B                                   3,015
                                                                 84   Volvo AB Class A                                        7,230
                                                                147   Volvo AB Class B                                       12,378
                                                                                                                       ------------
                                                                                                                             59,454
                -------------------------------------------------------------------------------------------------------------------
                Media - 0.0%                                    230   Eniro AB                                                2,907
                                                                 43   Modern Times Group AB (b)                               2,515
                                                                                                                       ------------
                                                                                                                              5,422
                -------------------------------------------------------------------------------------------------------------------
                Metals & Mining - 0.1%                          220   Boliden AB                                              4,852
                                                                 87   SSAB Svenskt Stal AB Series A                           2,685
                                                                                                                       ------------
                                                                                                                              7,537
                -------------------------------------------------------------------------------------------------------------------
                Oil, Gas & Consumable Fuels - 0.0%              146   Lundin Petroleum AB (b)                                 1,730
                -------------------------------------------------------------------------------------------------------------------
                Paper & Forest Products - 0.1%                   47   Holmen AB Class B                                       1,935
                                                                123   Svenska Cellulosa AB                                    6,588
                                                                                                                       ------------
                                                                                                                              8,523
                -------------------------------------------------------------------------------------------------------------------
                Real Estate Management &                        113   Fabege AB                                               2,840
                Development - 0.0%                               44   Wihlborgs Fastigheter AB                                  945
                                                                                                                       ------------
                                                                                                                              3,785
                -------------------------------------------------------------------------------------------------------------------
                Software - 0.0%                                 459   Telelogic AB (b)                                          871
                -------------------------------------------------------------------------------------------------------------------
                Specialty Retail - 0.2%                         366   Hennes & Mauritz AB B Shares                           21,071
                -------------------------------------------------------------------------------------------------------------------
                Tobacco - 0.0%                                  202   Swedish Match AB                                        3,609
                -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Sweden                         259,744
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland -   Building Products - 0.1%                          4   Geberit AG Registered Shares                            6,156
6.4%            -------------------------------------------------------------------------------------------------------------------
                Capital Markets - 1.5%                          935   Credit Suisse Group                                    67,096
                                                              1,533   UBS AG                                                 91,085
                                                                                                                       ------------
                                                                                                                            158,181
                -------------------------------------------------------------------------------------------------------------------
                Chemicals - 0.3%                                 32   Ciba Specialty Chemicals AG Registered Shares           2,108
                                                                118   Clariant AG                                             2,025
                                                                  8   Givaudan                                                7,400
                                                                 66   Lonza Group AG Registered Shares                        6,344
                                                                 64   Syngenta AG                                            12,245
                                                                                                                       ------------
                                                                                                                             30,122
                -------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock International Index Portfolio
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                             Shares
Country         Industry                                       Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                Commercial Services & Supplies - 0.1%            70   Adecco SA Registered Shares                      $      4,444
                                                                  5   SGS SA                                                  5,970
                                                                                                                       ------------
                                                                                                                             10,414
                -------------------------------------------------------------------------------------------------------------------
                Computers & Peripherals - 0.1%                  184   Logitech International SA (b)                           5,110
                -------------------------------------------------------------------------------------------------------------------
                Construction Materials - 0.1%                   114   Holcim Ltd.                                            11,417
                -------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication                    12   Swisscom AG                                             4,338
                Services - 0.0%
                -------------------------------------------------------------------------------------------------------------------
                Electrical Equipment - 0.2%                   1,462   ABB Ltd.                                               25,025
                -------------------------------------------------------------------------------------------------------------------
                Electronic Equipment &                            1   Kudelski SA                                                35
                Instruments - 0.0%
                -------------------------------------------------------------------------------------------------------------------
                Food Products - 1.1%                            306   Nestle SA Registered Shares                           119,174
                -------------------------------------------------------------------------------------------------------------------
                Health Care Equipment &                           8   Nobel Biocare Holding AG                                2,917
                Supplies - 0.1%                                  32   Phonak Holding AG Registered Shares                     2,449
                                                                  5   Straumann Holding AG Registered Shares                  1,434
                                                                 59   Synthes, Inc.                                           7,283
                                                                                                                       ------------
                                                                                                                             14,083
                -------------------------------------------------------------------------------------------------------------------
                Insurance - 0.5%                                235   Swiss Reinsurance Registered Shares                    21,466
                                                                121   Zurich Financial Services AG                           34,926
                                                                                                                       ------------
                                                                                                                             56,392
                -------------------------------------------------------------------------------------------------------------------
                Machinery - 0.1%                                 30   Schindler Holding AG                                    1,827
                                                                  3   Sulzer AG                                               4,214
                                                                                                                       ------------
                                                                                                                              6,041
                -------------------------------------------------------------------------------------------------------------------
                Marine - 0.0%                                    42   Kuehne & Nagel International AG                         3,455
                -------------------------------------------------------------------------------------------------------------------
                Pharmaceuticals - 1.8%                        1,741   Novartis AG Registered Shares                          99,862
                                                                532   Roche Holding AG                                       94,128
                                                                                                                       ------------
                                                                                                                            193,990
                -------------------------------------------------------------------------------------------------------------------
                Real Estate Management &                         19   PSP Swiss Property AG                                   1,157
                Development - 0.0%
                -------------------------------------------------------------------------------------------------------------------
                Semiconductors & Semiconductor                   10   Unaxis Holding AG (b)                                   6,073
                Equipment - 0.1%
                -------------------------------------------------------------------------------------------------------------------
                Textiles, Apparel & Luxury                      430   Compagnie Financiere Richemont AG                      24,045
                Goods - 0.3%                                     25   The Swatch Group Ltd. Bearer Shares                     6,609
                                                                 21   The Swatch Group Ltd. Registered Shares                 1,122
                                                                                                                       ------------
                                                                                                                             31,776
                -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Switzerland                    682,939
-----------------------------------------------------------------------------------------------------------------------------------
United          Aerospace & Defense - 0.4%                    2,924   BAE Systems Plc                                        26,468
Kingdom -                                                       764   Cobham Plc                                              3,157
22.1%                                                           238   Meggitt Plc                                             1,398

BlackRock Series Fund, Inc. - BlackRock International Index Portfolio
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                             Shares
Country         Industry                                       Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                              1,234   Rolls-Royce Group Plc                            $     12,002
                                                             73,053   Rolls-Royce Group Plc B Shares                            147
                                                                                                                       ------------
                                                                                                                             43,172
                -------------------------------------------------------------------------------------------------------------------
                Airlines - 0.1%                                 543   British Airways Plc (b)                                 5,193
                -------------------------------------------------------------------------------------------------------------------
                Auto Components - 0.0%                          469   GKN Plc                                                 3,521
                -------------------------------------------------------------------------------------------------------------------
                Beverages - 0.6%                              2,121   Diageo Plc                                             42,969
                                                                595   SABMiller Plc                                          13,055
                                                                529   Scottish & Newcastle Plc                                6,262
                                                                                                                       ------------
                                                                                                                             62,286
                -------------------------------------------------------------------------------------------------------------------
                Capital Markets - 0.4%                          185   3i Group Plc                                            4,136
                                                                490   Amvescap Plc                                            5,400
                                                                 63   Close Brothers Group Plc                                1,256
                                                                112   Collins Stewart Plc (b)                                   561
                                                                634   ICAP Plc                                                6,619
                                                                235   Investec Plc                                            3,043
                                                              1,592   Man Group Plc                                          17,387
                                                                 67   Schroders Plc                                           1,672
                                                                112   Tullett Prebon Plc                                      1,064
                                                                                                                       ------------
                                                                                                                             41,138
                -------------------------------------------------------------------------------------------------------------------
                Chemicals - 0.1%                              1,059   Imperial Chemical Industries Plc                       10,420
                                                                145   Johnson Matthey Plc                                     4,497
                                                                                                                       ------------
                                                                                                                             14,917
                -------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 4.0%                       4,971   Barclays Plc                                           70,529
                                                              2,901   HBOS Plc                                               59,770
                                                              8,801   HSBC Holdings Plc                                     154,053
                                                              4,333   Lloyds TSB Group Plc                                   47,749
                                                              2,430   Royal Bank of Scotland Group Plc                       94,872
                                                                                                                       ------------
                                                                                                                            426,973
                -------------------------------------------------------------------------------------------------------------------
                Commercial Services &                           230   Biffa Plc                                               1,557
                Supplies - 0.3%                                 423   Capita Group Plc                                        5,681
                                                                859   Experian Group Ltd.                                     9,897
                                                              1,178   Group 4 Securicor Plc                                   4,659
                                                              1,086   Hays Plc                                                3,350
                                                                 89   Intertek Group Plc                                      1,588

BlackRock Series Fund, Inc. - BlackRock International Index Portfolio
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                             Shares
Country         Industry                                       Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                112   Michael Page International Plc                   $      1,180
                                                                230   Rentokil Initial Plc                                      738
                                                                256   Serco Group Plc                                         2,317
                                                                                                                       ------------
                                                                                                                             30,967
                -------------------------------------------------------------------------------------------------------------------
                Construction & Engineering - 0.0%               228   Amec Plc                                                2,378
                                                                205   Balfour Beatty Plc                                      1,924
                                                                                                                       ------------
                                                                                                                              4,302
                -------------------------------------------------------------------------------------------------------------------
                Construction Materials - 0.1%                   798   Hanson Plc                                             12,838
                -------------------------------------------------------------------------------------------------------------------
                Consumer Finance - 0.1%                         387   Cattles Plc                                             3,119
                                                                415   Provident Financial Plc                                 6,566
                                                                                                                       ------------
                                                                                                                              9,685
                -------------------------------------------------------------------------------------------------------------------
                Containers & Packaging - 0.0%                   368   Rexam Plc                                               3,983
                -------------------------------------------------------------------------------------------------------------------
                Distributors - 0.1%                             504   Inchcape Plc                                            5,658
                -------------------------------------------------------------------------------------------------------------------
                Diversified Financial Services - 0.0%            40   London Stock Exchange Group Plc                           985
                -------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication                 6,938   BT Group Plc                                           41,471
                Services - 0.4%                                 680   Cable & Wireless Plc                                    2,229
                                                                                                                       ------------
                                                                                                                             43,700
                -------------------------------------------------------------------------------------------------------------------
                Electric Utilities - 0.4%                       657   Scottish & Southern Energy Plc                         19,923
                                                              1,352   Scottish Power Plc                                     21,284
                                                                                                                       ------------
                                                                                                                             41,207
                -------------------------------------------------------------------------------------------------------------------
                Electronic Equipment &                          825   Electrocomponents Plc                                   4,700
                Instruments - 0.0%
                -------------------------------------------------------------------------------------------------------------------
                Food & Staples Retailing - 0.7%                 642   Boots Group Plc                                        12,968
                                                              1,507   J Sainsbury Plc                                        16,296
                                                              5,786   Tesco Plc                                              50,582
                                                                                                                       ------------
                                                                                                                             79,846
                -------------------------------------------------------------------------------------------------------------------
                Food Products - 0.5%                          1,383   Cadbury Schweppes Plc                                  17,744
                                                                597   Tate & Lyle Plc                                         6,755
                                                              1,003   Unilever Plc                                           30,218
                                                                                                                       ------------
                                                                                                                             54,717
                -------------------------------------------------------------------------------------------------------------------
                Health Care Equipment &                         860   Smith & Nephew Plc                                     10,933
                Supplies - 0.1%
                -------------------------------------------------------------------------------------------------------------------
                Hotels, Restaurants &                           180   Carnival Plc                                            8,675
                Leisure - 0.5%                                2,027   Compass Group Plc                                      13,562
                                                                426   Enterprise Inns Plc                                     5,604
                                                                162   First Choice Holidays Plc                                 917
                                                                397   Intercontinental Hotels Group Plc                       9,812
                                                                307   Ladbrokes Plc                                           2,432
                                                                301   PartyGaming Plc                                           306

BlackRock Series Fund, Inc. - BlackRock International Index Portfolio
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                             Shares
Country         Industry                                       Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                237   Punch Taverns Plc                                $      5,816
                                                                759   Rank Group Plc                                          3,053
                                                                 43   Whitbread Plc                                           1,597
                                                                244   William Hill Plc                                        3,054
                                                                                                                       ------------
                                                                                                                             54,828
                -------------------------------------------------------------------------------------------------------------------
                Household Durables - 0.2%                       161   Barratt Developments  Plc                               3,501
                                                                 51   Bellway Plc                                             1,596
                                                                 70   Berkeley Group Holdings Plc                             2,171
                                                                304   Persimmon Plc                                           8,411
                                                                382   Taylor Woodrow Plc                                      3,680
                                                                263   Wimpey George Plc                                       3,289
                                                                                                                       ------------
                                                                                                                             22,648
                -------------------------------------------------------------------------------------------------------------------
                Household Products - 0.2%                       434   Reckitt Benckiser Plc                                  22,598
                -------------------------------------------------------------------------------------------------------------------
                IT Services - 0.0%                            1,394   LogicaCMG Plc                                           4,883
                -------------------------------------------------------------------------------------------------------------------
                Independent Power Producers &                   984   International Power Plc                                 7,678
                Energy Traders - 0.1%
                -------------------------------------------------------------------------------------------------------------------
                Industrial Conglomerates - 0.1%                 374   Smiths Group Plc                                        7,566
                                                              1,214   Tomkins Plc                                             6,379
                                                                                                                       ------------
                                                                                                                             13,945
                -------------------------------------------------------------------------------------------------------------------
                Insurance - 1.0%                              1,880   Aviva Plc                                              27,691
                                                              1,133   Friends Provident Plc                                   4,292
                                                              4,307   Legal & General Group Plc                              13,476
                                                              3,401   Old Mutual Plc                                         10,987
                                                              2,075   Prudential Plc                                         29,298
                                                                457   Resolution Plc                                          5,580
                                                              1,000   Royal & Sun Alliance Insurance Group                    3,188
                                                              2,189   Standard Life Plc                                      13,612
                                                                                                                       ------------
                                                                                                                            108,124
                -------------------------------------------------------------------------------------------------------------------
                Internet & Catalog Retail - 0.1%                883   Home Retail Group                                       7,715
                -------------------------------------------------------------------------------------------------------------------
                Machinery - 0.1%                                 62   Charter Plc (b)                                         1,083
                                                                416   IMI Plc                                                 4,748
                                                                248   Invensys Plc (b)                                        1,418
                                                                                                                       ------------
                                                                                                                              7,249
                -------------------------------------------------------------------------------------------------------------------
                Media - 0.9%                                  1,788   Aegis Group Plc                                         5,278
                                                              1,078   British Sky Broadcasting Plc                           11,964
                                                                275   Daily Mail & General Trust                              4,394

BlackRock Series Fund, Inc. - BlackRock International Index Portfolio
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                             Shares
Country         Industry                                       Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                525   EMI Group Plc                                    $      2,350
                                                                142   Emap Plc                                                2,114
                                                              2,710   ITV Plc                                                 5,813
                                                                532   Pearson Plc                                             9,129
                                                              1,258   Reed Elsevier Plc                                      15,039
                                                              1,324   Reuters Group Plc                                      12,141
                                                                253   Trinity Mirror Plc                                      2,649
                                                                 23   United Business Media Plc                                 364
                                                              1,109   WPP Group Plc                                          16,804
                                                                513   Yell Group Plc                                          6,037
                                                                                                                       ------------
                                                                                                                             94,076
                -------------------------------------------------------------------------------------------------------------------
                Metals & Mining - 1.7%                        1,101   Anglo American Plc                                     58,000
                                                              1,724   BHP Billiton Plc                                       38,438
                                                                900   Corus Group Plc                                        10,750
                                                                815   Rio Tinto Plc Registered Shares                        46,542
                                                                467   Xstrata Plc                                            24,004
                                                                                                                       ------------
                                                                                                                            177,734
                -------------------------------------------------------------------------------------------------------------------
                Multi-Utilities - 0.6%                        3,343   Centrica Plc                                           25,426
                                                              1,811   National Grid Plc                                      28,421
                                                                579   United Utilities Plc                                    8,608
                                                                                                                       ------------
                                                                                                                             62,455
                -------------------------------------------------------------------------------------------------------------------
                Multiline Retail - 0.3%                       1,114   Marks & Spencer Group Plc                              14,830
                                                                282   Next Plc                                               12,480
                                                                                                                       ------------
                                                                                                                             27,310
                -------------------------------------------------------------------------------------------------------------------
                Oil, Gas & Consumable Fuels - 3.4%            2,896   BG Group Plc                                           41,773
                                                             15,281   BP Plc                                                165,990
                                                              2,778   Royal Dutch Shell Plc                                  92,441
                                                              2,029   Royal Dutch Shell Plc Class B                          67,517
                                                                                                                       ------------
                                                                                                                            367,721
                -------------------------------------------------------------------------------------------------------------------
                Pharmaceuticals - 1.7%                        1,191   AstraZeneca Plc                                        64,077
                                                              4,425   GlaxoSmithKline Plc                                   121,647
                                                                                                                       ------------
                                                                                                                            185,724
                -------------------------------------------------------------------------------------------------------------------
                Real Estate Investment Trusts                   518   British Land Co. Plc                                   15,576
                (REITs) - 0.4%                                  109   Brixton Plc                                             1,091
                                                                189   Hammerson Plc                                           6,445

BlackRock Series Fund, Inc. - BlackRock International Index Portfolio
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                             Shares
Country         Industry                                       Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                379   Land Securities Group Plc                        $     15,960
                                                                168   Liberty International Plc                               4,123
                                                                310   Slough Estates Plc                                      4,783
                                                                                                                       ------------
                                                                                                                             47,978
                -------------------------------------------------------------------------------------------------------------------
                Road & Rail - 0.1%                              131   Arriva Plc                                              1,918
                                                                260   Firstgroup Plc                                          3,400
                                                                157   National Express Group Plc                              3,899
                                                                575   Stagecoach Group Plc                                    2,037
                                                                                                                       ------------
                                                                                                                             11,254
                -------------------------------------------------------------------------------------------------------------------
                Semiconductors & Semiconductor                  909   ARM Holdings Plc                                        2,397
                Equipment - 0.1%                                247   CSR Plc (b)                                             3,164
                                                                                                                       ------------
                                                                                                                              5,561
                -------------------------------------------------------------------------------------------------------------------
                Software - 0.1%                                 892   Misys Plc                                               4,191
                                                                855   Sage Group Plc                                          4,345
                                                                                                                       ------------
                                                                                                                              8,536
                -------------------------------------------------------------------------------------------------------------------
                Specialty Retail - 0.2%                         171   The Carphone Warehouse PLC                                931
                                                              1,207   DSG International Plc                                   4,038
                                                                393   Galiform Plc                                            1,205
                                                                488   HMV Group Plc                                           1,061
                                                                837   Kesa Electricals Plc                                    5,584
                                                              1,557   Kingfisher Plc                                          8,525
                                                              1,148   Signet Group Plc                                        2,835
                                                                                                                       ------------
                                                                                                                             24,179
                -------------------------------------------------------------------------------------------------------------------
                Textiles, Apparel & Luxury                      295   Burberry Group Plc                                      3,791
                Goods - 0.0%
                -------------------------------------------------------------------------------------------------------------------
                Tobacco - 0.7%                                1,300   British American Tobacco Plc                           40,650
                                                                434   Gallaher Group Plc                                      9,676
                                                                457   Imperial Tobacco Group Plc                             20,459
                                                                                                                       ------------
                                                                                                                             70,785
                -------------------------------------------------------------------------------------------------------------------
                Trading Companies & Distributors - 0.2%          96   Travis Perkins Plc                                      3,801
                                                                656   Wolseley Plc                                           15,375
                                                                                                                       ------------
                                                                                                                             19,176
                -------------------------------------------------------------------------------------------------------------------
                Transportation Infrastructure - 0.0%            441   BBA Aviation Plc                                        2,438
                -------------------------------------------------------------------------------------------------------------------
                Water Utilities - 0.1%                          241   Kelda Group Plc                                         4,448
                                                                153   Severn Trent Plc                                        4,317
                                                                                                                       ------------
                                                                                                                              8,765
                -------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock International Index Portfolio
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                             Shares
Country         Industry                                       Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                Wireless Telecommunication                   39,557   Vodafone Group Plc                               $    105,476
                Services - 1.0%
                -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in the United Kingdom           2,373,348
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks (Cost - $8,301,140) - 94.3%    10,143,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Exchange-Traded Funds
-----------------------------------------------------------------------------------------------------------------------------------
United                                                        4,914   iShares MSCI EAFE Index Fund                          375,184
States - 3.5%   -------------------------------------------------------------------------------------------------------------------
                                                                      Total Exchange-Traded Funds
                                                                      (Cost - $363,671) - 3.5%                              375,184
-----------------------------------------------------------------------------------------------------------------------------------

                                                                      Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 0.3%  Automobiles - 0.2%                                3   Porsche AG                                              4,584
                                                                103   Volkswagen AG, 4.35%                                   10,599
                                                                                                                       ------------
                                                                                                                             15,183
                -------------------------------------------------------------------------------------------------------------------
                Household Products - 0.1%                        53   Henkel KGaA, 1.75%                                      7,835
                -------------------------------------------------------------------------------------------------------------------
                Media - 0.0%                                     96   ProSieben SAT.1 Media AG, 2.24%                         3,389
                -------------------------------------------------------------------------------------------------------------------
                Multi-Utilities - 0.0%                           23   RWE AG, 3.50%                                           2,284
                -------------------------------------------------------------------------------------------------------------------
                                                                      Total Preferred Stocks (Cost - $14,218) - 0.3%         28,691
-----------------------------------------------------------------------------------------------------------------------------------

                                                                      Rights
-----------------------------------------------------------------------------------------------------------------------------------
Australia -     Diversified Financial Services - 0.0%            72   Suncorp-Metway Ltd. (d)                                   309
0.0%            -------------------------------------------------------------------------------------------------------------------
                                                                      Total Rights in Australia                                 309
-----------------------------------------------------------------------------------------------------------------------------------
Sweden - 0.0%   Real Estate Management &                        113   Fabege AB (e)                                              87
                Development - 0.0%
                -------------------------------------------------------------------------------------------------------------------
                                                                      Total Rights in Sweden                                     87
-----------------------------------------------------------------------------------------------------------------------------------
United          Aerospace & Defense - 0.0%                      119   Meggitt Plc (f)                                           232
Kingdom - 0.0%  -------------------------------------------------------------------------------------------------------------------
                                                                      Total Rights in the United Kingdom                        232
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Rights (Cost - $0) - 0.0%                           628
-----------------------------------------------------------------------------------------------------------------------------------

                                                         Beneficial
                                                           Interest   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                          $ 173,423   BlackRock Liquidity Series, LLC
                                                                      Cash Sweep Series, 5.26% (a)(c)                       173,423
                -------------------------------------------------------------------------------------------------------------------
                                                                      Total Short-Term Securities
                                                                      (Cost - $173,423) - 1.6%                              173,423
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Investments (Cost - $8,852,452*) - 99.7%     10,721,426

                                                                      Other Assets Less Liabilities - 0.3%                   30,211
                                                                                                                       ------------
                                                                      Net Assets - 100.0%                              $ 10,751,637
                                                                                                                       ============

BlackRock Series Fund, Inc. - BlackRock International Index Portfolio
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                $ 8,964,083
                                                                    ===========
      Gross unrealized appreciation                                 $ 1,889,104
      Gross unrealized depreciation                                    (131,761)
                                                                    -----------
      Net unrealized appreciation                                   $ 1,757,343
                                                                    ===========

(a) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -----------------------------------------------------------------------------------------------------
      Affiliate                                                       Net Activity          Interest Income
      -----------------------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series               $     29,057                $ 683
      -----------------------------------------------------------------------------------------------------

(b)   Non-income producing security.
(c)   Represents the current yield as of March 31, 2007.
(d)   The rights may be exercised until April 3, 2007.
(e)   The rights may be exercised until April 24, 2007.
(f)   The rights may be exercised until April 17, 2007.
o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o Forward foreign exchange contracts sold as of March 31, 2007 were as follows:

      --------------------------------------------------------------------------
      Foreign Currency                           Settlement          Unrealized
      Sold                                          Date            Depreciation
      --------------------------------------------------------------------------
      CHF                 5,600                  April 2007           $     (9)
      --------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward
      Foreign Exchange Contract - Net
      (USD Commitment - $4,601)                                       $     (9)
                                                                      ========

o     Currency Abbreviations:

      CHF           Swiss Franc
      USD           U.S. Dollar

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Series Funds, Inc.


By: /s/ Robert C. Doll, Jr.
    ----------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Series Funds, Inc.

Date: May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ----------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Series Funds, Inc.

Date: May 21, 2007


By: /s/ Donald C. Burke
    ----------------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock Series Funds, Inc.

Date: May 21, 2007